                                                                               .
                                                                               .
                                                                               .



                       STATEMENT OF ADDITIONAL INFORMATION

                                  DEC. 30, 2010




COLUMBIA FRONTIER FUND, INC.
     Class A: SLFRX     Class B: SLFBX   Class C: SLFCX
     Class I: --        Class R: SFFRX   Class R4: SFFTX
     Class R5: SFFIX    Class Z: CFOZX
COLUMBIA GOVERNMENT MONEY MARKET FUND, INC.
     Class A: SCMXX     Class B: SCBXX   Class C: SCCXX
     Class R: SMRXX     Class R5: SMIXX  Class Z: CGZXX
COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
     Class A: SLMCX     Class B: SLMBX   Class C: SCICX
     Class I: --        Class R: SCIRX   Class R3: SCIOX
     Class R4: SCIFX    Class R5: SCMIX  Class Z: CCIZX
RIVERSOURCE BOND SERIES, INC.
  Columbia Floating Rate Fund
     Class A: RFRAX     Class B: RSFBX   Class C: RFRCX
     Class I: RFRIX     Class R: CFRRX   Class R4: --
     Class R5: RFRFX    Class W: RFRWX   Class Z: CFRZX
  Columbia Income Opportunities Fund
     Class A: AIOAX     Class B: AIOBX   Class C: RIOCX
     Class I: AOPIX     Class R: CIORX   Class R4: --
     Class W: CIOWX     Class Z: CIOZX
  Columbia Inflation Protected Securities Fund
     Class A: APSAX     Class B: APSBX   Class C: RIPCX
     Class I: AIPIX     Class R: RIPRX   Class R4: --
     Class W: RIPWX     Class Z: CIPZX
  Columbia Limited Duration Credit Fund
     Class A: ALDAX     Class B: ALDBX   Class C: RDCLX
     Class I: ALDIX     Class R4: --     Class W: RLDWX
     Class Z: CLDZX
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
     Class A: ICALX     Class B: ACABX   Class C: RCTCX
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap Equity Fund
     Class A: RDSAX     Class B: --      Class C: RDSCX
     Class I: RDSIX     Class R4: --     Class W: RSDVX
  RiverSource Disciplined Small Cap Value Fund
     Class A: RDVAX     Class B: --      Class C: RDVCX
     Class I: RCVIX     Class R: --      Class R3*: --
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  Columbia Diversified Bond Fund
     Class A: INBNX     Class B: ININX   Class C: AXBCX
     Class I: RDBIX     Class R: --      Class R3: RSDBX
     Class R4: IDBYX    Class R5: RSVBX  Class W: RVBWX
     Class Z: CDBZX
RIVERSOURCE EQUITY SERIES, INC.
  Columbia Mid Cap Growth Opportunity Fund
     Class A: INVPX     Class B: IDQBX   Class C: AESCX
     Class I: AQUIX     Class R: --      Class R3: --
     Class R4: IESYX    Class Z: CVOZX
RIVERSOURCE GLOBAL SERIES, INC.
  Columbia Absolute Return Currency and Income Fund
     Class A: RARAX     Class B: --      Class C: RARCX
     Class I: RVAIX     Class W: RACWX   Class Z: CACZX
  Columbia Emerging Markets Bond Fund
     Class A: REBAX     Class B: --      Class C: REBCX
     Class I: RSMIX     Class R4: --     Class W: REMWX
     Class Z: CMBZX
  Columbia Global Bond Fund
     Class A: IGBFX     Class B: IGLOX   Class C: AGBCX
     Class I: AGBIX     Class R: --      Class R4: RGBRX
     Class W: RGBWX     Class Z: CGBZX
  Columbia Emerging Markets Opportunity Fund
     Class A: IDEAX     Class B: IEMBX   Class C: RMCEX
     Class I: RSRIX     Class R: REMRX   Class R4: --
     Class R5: REMFX    Class W: CMOWX   Class Z: CEOZX
  Columbia Global Equity Fund
     Class A: IGIGX     Class B: IDGBX   Class C: RGCEX
     Class I: --        Class R: --      Class R4: IDGYX
     Class R5: RGERX    Class W: --      Class Z: CGEZX
  Columbia Global Extended Alpha Fund
     Class A: RTAAX     Class B: --      Class C: RTACX
     Class I: --        Class R: REAOX   Class R4: REYRX
     Class Z: CEAZX
  Threadneedle Global Equity Income Fund
     Class A: RTNAX     Class B: --      Class C: RTNEX
     Class I: --        Class R: RGEOX   Class R4: RGEYX
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  Columbia U.S. Government Mortgage Fund
     Class A: AUGAX     Class B: AUGBX   Class C: AUGCX
     Class I: RVGIX     Class R4: RSGYX  Class Z: CUGZX
  RiverSource Short Duration U.S. Government Fund
     Class A: IFINX     Class B: ISHOX   Class C: AXFCX
     Class I: AGMIX     Class R: RSDRX   Class R4: IDFYX
     Class W: RSDWX
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  Columbia High Yield Bond Fund
     Class A: INEAX     Class B: IEIBX   Class C: APECX
     Class I: RSHIX     Class R: --      Class R3: --
     Class R4: RSHYX    Class R5: RSHRX  Class W: RHYWX
     Class Z: CHYZX
RIVERSOURCE INCOME SERIES, INC.
  Columbia Income Builder Fund
     Class A: RBBAX     Class B: RBBBX   Class C: RBBCX
     Class R4: --       Class R: CBURX   Class Z: CBUZX
  Columbia Income Builder Fund II
     Class A: RSMAX     Class B: RSMBX   Class C: RSMCX
     Class R4: --
  Columbia Income Builder Fund III
     Class A: RSBAX     Class B: REIVX   Class C: RIECX
     Class R4: --
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.
  Columbia Multi-Advisor International Value Fund
     Class A: APIAX     Class B: AXIBX   Class C: APICX
     Class I: APRIX     Class R4: --     Class Z: CMVZX
  RiverSource Partners International Select Growth Fund
     Class A: AXGAX     Class B: APIBX   Class C: RIACX
     Class I: AIGGX     Class R: RISRX   Class R4*: --
     Class R5: RISSX
  RiverSource Partners International Small Cap Fund
     Class A: AISCX     Class B: APNBX   Class C: RISLX
     Class I: RPSCX     Class R: --      Class R4*: --
     Class R5: --
RIVERSOURCE INTERNATIONAL SERIES, INC.
  Columbia Asia Pacific ex-Japan Fund
     Class A: CAJAX     Class C: CAJCX   Class R: CAJRX
     Class R5: TAPRX    Class Z: CAJZX
  Columbia European Equity Fund
     Class A: AXEAX     Class B: AEEBX   Class C: REECX
     Class I: --        Class R4: --     Class Z: CEEZX
  RiverSource Disciplined International Equity Fund
     Class A: RDIAX     Class B: RDIBX   Class C: RDICX
     Class I: RSDIX     Class R: RDIOX   Class R4: RDIRX
     Class W: RDIWX

  Threadneedle International Opportunity Fund
     Class A: INIFX     Class B: IWWGX   Class C: ROPCX
     Class I: ATNIX     Class R: --      Class R4: IDIYX
RIVERSOURCE INVESTMENT SERIES, INC.
  Columbia Diversified Equity Income Fund
     Class A: INDZX     Class B: IDEBX   Class C: ADECX
     Class I: ADIIX     Class R: RDEIX   Class R3: RDERX
     Class R4: IDQYX    Class R5: RSEDX  Class W: --
     Class Z: CDVZX
  Columbia Large Growth Quantitative Fund
     Class A: RDLAX     Class B: --      Class C: RDLCX
     Class I: RDLIX     Class R: --      Class R4: RDLFX
     Class W: RDLWX     Class Z: CLQZX
  Columbia Large Value Quantitative Fund
     Class A: RLCAX     Class B: --      Class C: RDCCX
     Class I: --        Class R: RLCOX   Class R4: RLCYX
     Class W: RLCWX     Class Z: CVQZX
  Columbia Mid Cap Value Opportunity Fund
     Class A: AMVAX     Class B: AMVBX   Class C: AMVCX
     Class I: RMCIX     Class R: RMVTX   Class R3: RMCRX
     Class R4: RMCVX    Class R5: RSCMX  Class W: --
     Class Z: CMOZX
  RiverSource Balanced Fund
     Class A: INMUX     Class B: IDMBX   Class C: RVBCX
     Class R: RVBRX     Class R4: IDMYX  Class R5: RVBSX
RIVERSOURCE LARGE CAP SERIES, INC.
  Columbia Large Core Quantitative Fund
     Class A: AQEAX     Class B: AQEBX   Class C: RDCEX
     Class I: ALEIX     Class R: --      Class R4: RQEYX
     Class R5: RSIPX    Class W: RDEWX   Class Z: CCRZX
RIVERSOURCE MANAGERS SERIES, INC.
  Columbia Multi-Advisor Small Cap Value Fund
     Class A: ASVAX     Class B: ASVBX   Class C: APVCX
     Class I: --        Class R: RSVTX   Class R3: RSVRX
     Class R4: RSGLX    Class R5: RSCVX  Class Z: CMAZX
  RiverSource Partners Fundamental Value Fund
     Class A: AFVAX     Class B: AFVBX   Class C: AFVCX
     Class I: AFVIX     Class R4: --
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  Columbia Portfolio Builder Aggressive Fund
     Class A: AXBAX     Class B: AXPBX   Class C: RBGCX
     Class R: CPARX     Class R4: --     Class Z: CPAZX
  Columbia Portfolio Builder Conservative Fund
     Class A: ABDAX     Class B: ABBDX   Class C: RPCCX
     Class R: CBURX     Class R4: --     Class Z: CBVZX
  Columbia Portfolio Builder Moderate Aggressive Fund
     Class A: AXMAX     Class B: ABMBX   Class C: AGECX
     Class R: CBARX     Class R4: --     Class Z: CBAZX
  Columbia Portfolio Builder Moderate Conservative Fund
     Class A: AUCAX     Class B: AMDBX   Class C: RBMCX
     Class R: CPMRX     Class R4: --     Class Z: CPMZX
  Columbia Portfolio Builder Moderate Fund
     Class A: ABUAX     Class B: AURBX   Class C: AMTCX
     Class R: CBMRX     Class R4: --     Class Z: CBMZX
  Columbia Portfolio Builder Total Equity Fund
     Class A: AXTAX     Class B: AXTBX   Class C: RBTCX
     Class R4: --
  RiverSource S&P 500 Index Fund
     Class A: ADIDX     Class Z: ADIEX
  RiverSource Small Company Index Fund
     Class A: ISIAX     Class B: ISIBX   Class R4: ISCYX
RIVERSOURCE MONEY MARKET SERIES, INC.
  Columbia Money Market Fund
     Class A: IDSXX     Class B: ACBXX   Class C: RCCXX
     Class I: RCIXX     Class R: RVRXX   Class R5: --
     Class W: RCWXX     Class Z: IDYXX
RIVERSOURCE SECTOR SERIES, INC.
  Columbia Dividend Opportunity Fund
     Class A: INUTX     Class B: IUTBX   Class C: ACUIX
     Class I: RSOIX     Class R: RSOOX   Class R4: RSORX
     Class R5: RSDFX    Class W: --      Class Z: CDOZX
  RiverSource Real Estate Fund
     Class A: ARLAX     Class B: AESBX   Class C: RRECX
     Class I: AESIX     Class R4: --     Class W: RREWX
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
     Class A: INPMX     Class B: INPBX   Class C: RPMCX
     Class I: --        Class R4: AEVYX
RIVERSOURCE SERIES TRUST
  Columbia 120/20 Contrarian Equity Fund
     Class A: RCEAX     Class B: RZZBX   Class C: RECCX
     Class I: --        Class Z: CCEZX
  Columbia Recovery and Infrastructure Fund
     Class A: RRIAX     Class B: RRIBX   Class C: RRICX
     Class I: RRIIX     Class R: RRIRX   Class R4: RRIYX
     Class R5: RRIZX    Class Z: CRIZX
  Columbia Retirement Plus 2010 Fund
     Class A: --        Class C: CRTCX   Class R: --
     Class Z: RSSPX
  Columbia Retirement Plus 2015 Fund
     Class A: --        Class C: CRPCX   Class R: --
     Class Z: RSFNX
  Columbia Retirement Plus 2020 Fund
     Class A: --        Class C: CRUCX   Class R: --
     Class Z: RSNFX
  Columbia Retirement Plus 2025 Fund
     Class A: --        Class C: CRLCX   Class R: --
     Class Z: RSMEX
  Columbia Retirement Plus 2030 Fund
     Class A: --        Class C: CRRCX   Class R: --
     Class Z: RPTYX
  Columbia Retirement Plus 2035 Fund
     Class A: --        Class C: CRPZX   Class R: --
     Class Z: RPOYX
  Columbia Retirement Plus 2040 Fund
     Class A: --        Class C: CRWCX   Class R: --
     Class Z: RPFYX
  Columbia Retirement Plus 2045 Fund
     Class A: --        Class C: CRFCX   Class R: --
     Class R4: RSNNX    Class Z: RRPYX
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  Columbia Minnesota Tax-Exempt Fund
     Class A: IMNTX     Class B: IDSMX   Class C: RMTCX
     Class Z: CMNZX
  RiverSource New York Tax-Exempt Fund
     Class A: INYKX     Class B: --      Class C: RNTCX
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  Columbia Strategic Allocation Fund
     Class A: IMRFX     Class B: IMRBX   Class C: RSSCX
     Class I: --        Class R: --      Class R4: IDRYX
     Class Z: CSAZX
  RiverSource Strategic Income Allocation Fund
     Class A: RSGAX     Class B: RIABX   Class C: RAICX
     Class R: RSDOX     Class R4: RSTRX  Class R5: RSFRX


Statement of Additional Information - Dec. 30, 2010

RIVERSOURCE STRATEGY SERIES, INC.
  Columbia Equity Value Fund
     Class A: IEVAX     Class B: INEGX   Class C: REVCX
     Class I: --        Class R: REVRX   Class R3: RSEVX
     Class R4: AEVYX    Class R5: RSEYX  Class W: --
     Class Z: CEVZX
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
     Class A: INHYX     Class B: IHYBX   Class C: AHECX
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  Columbia AMT-Free Tax-Exempt Bond Fund
     Class A: INTAX     Class B: ITEBX   Class C: RTCEX
     Class Z: CATZX
  RiverSource Intermediate Tax-Exempt Fund
     Class A: INFAX     Class B: INFBX   Class C: RTICX
SELIGMAN CAPITAL FUND, INC.
     Class A: SCFIX     Class B: SLCBX   Class C: SCLCX
     Class I: --        Class R: SCFRX   Class R5: SCLIX
SELIGMAN GLOBAL FUND SERIES, INC.
  Columbia Seligman Global Technology Fund
     Class A: SHGTX     Class B: SHTBX   Class C: SHTCX
     Class I: --        Class R: SGTRX   Class R4: SGTSX
     Class R5: SGTTX    Class Z: CSGZX
SELIGMAN GROWTH FUND, INC.
     Class A: SGRFX     Class B: SGBTX   Class C: SGRCX
     Class I: --        Class R: SGRFX   Class R4: SGRSX
     Class R5: SGFIX
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
  RiverSource LaSalle Global Real Estate Fund
     Class A: SLDAX     Class C: SLDCX   Class I: --
     Class R: SLDRX     Class R4: SLDTX  Class R5: SLDIX
  RiverSource LaSalle Monthly Dividend Real Estate Fund
     Class A: SREAX     Class B: SREBX   Class C: SRECX
     Class I: --        Class R: SRERX   Class R4: SLRCX
     Class R5: SREIX
SELIGMAN MUNICIPAL FUND SERIES, INC.
  Seligman Minnesota Municipal Class
     Class A: SMNNX     Class C: SMNCX
  Seligman National Municipal Class
     Class A: SNXEX     Class C: SNACX
  Seligman New York Municipal Class
     Class A: SNYTX     Class C: SNYCX
SELIGMAN MUNICIPAL SERIES TRUST
  Seligman California Municipal High Yield Series
     Class A: SCHYX     Class C: SCHCX
  Seligman California Municipal Quality Series
     Class A: SCTQX     Class C: SCQCX
SELIGMAN VALUE FUND SERIES, INC.
  Columbia Select Large-Cap Value Fund
     Class A: SLVAX     Class B: SLVBX   Class C: SLVCX
     Class I: --        Class R: SLVRX   Class R4: SLVTX
     Class R5: SLVIX    Class W: CSVWX   Class Z: CSVZX
  Columbia Select Smaller-Cap Value Fund
     Class A: SSCVX     Class B: SSCBX   Class C: SVMCX
     Class I: --        Class R: SSVRX   Class R4: SSLRX
     Class R5: SSVIX    Class Z: CSSZX




* Class R3 shares for RiverSource Disciplined Small Cap Value Fund were closed to new investors effective Dec. 13, 2010. Class R4 shares for RiverSource Partners International Select Growth Fund and RiverSource Partners International Small Cap Fund were closed to new investors and to accounts with zero balances effective Dec. 13, 2010.

This is the Statement of Additional Information ("SAI") for each of the funds listed on the previous pages. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the "Fund Family"), at c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, call 800.345.6611 or visit
columbiamanagement.com.

Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, Columbia Management Investment Advisers, LLC (the "investment manager" or "Columbia Management"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following pages.


Statement of Additional Information - Dec. 30, 2010

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..............................    p. 5
Investment Strategies and Types of Investments..................................   p. 13
Information Regarding Risks and Investment Strategies...........................   p. 15
Securities Transactions.........................................................   p. 43
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 57
Valuing Fund Shares.............................................................   p. 62
Portfolio Holdings Disclosure...................................................   p. 74
Proxy Voting....................................................................   p. 77
Investing in a Fund.............................................................   p. 79
Selling Shares..................................................................   p. 86
Pay-out Plans...................................................................   p. 87
Capital Loss Carryover..........................................................   p. 88
Taxes...........................................................................   p. 91
Service Providers...............................................................   p. 96
  Investment Management Services................................................   p. 96
  Administrative Services.......................................................  p. 147
  Transfer Agency Services......................................................  p. 152
  Plan Administration Services..................................................  p. 152
  Distribution Services.........................................................  p. 152
  Plan and Agreement of Distribution............................................  p. 156
  Payments to Financial Intermediaries..........................................  p. 161
  Custodian Services............................................................  p. 163
  Board Services Corporation....................................................  p. 164
Organizational Information......................................................  p. 164
Board Members and Officers......................................................  p. 170
Control Persons and Principal Holders of Securities.............................  p. 188
Information Regarding Pending and Settled Legal Proceedings.....................  p. 213
Independent Registered Public Accounting Firm...................................  p. 214
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1
Appendix D: Class A -- Calculation of the Sales Charge..........................  p. D-1
Appendix E: Legacy Columbia Funds...............................................  p. E-1
Appendix F: Legacy RiverSource Funds............................................  p. F-1




Statement of Additional Information - Dec. 30, 2010                       Page 1

LIST OF TABLES

1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 3
2.     Fundamental Policies.......................................................    p. 5
3.     Investment Strategies and Types of Investments.............................   p. 13
4.     Total Brokerage Commissions................................................   p. 45
5.     Brokerage Directed for Research, and Turnover Rates........................   p. 48
6.     Securities of Regular Brokers or Dealers...................................   p. 51
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 57
8.     Valuing Fund Shares........................................................   p. 62
9.     Class A -- Initial Sales Charge............................................   p. 79
10.    Public Offering Price......................................................   p. 80
11.    Capital Loss Carryover.....................................................   p. 88
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 93
13.    Investment Management Services Agreement Fee Schedule......................   p. 97
14.    PIA Indexes................................................................  p. 105
15A.   Performance Incentive Adjustment Calculation...............................  p. 107
15B.   Performance Incentive Adjustment Calculation...............................  p. 108
16.    Management Fees and Nonadvisory Expenses...................................  p. 109
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................  p. 113
18.    Subadvisory Fees...........................................................  p. 115
19.    Portfolio Managers.........................................................  p. 116
20.    Administrative Services Agreement Fee Schedule.............................  p. 147
21.    Administrative Fees........................................................  p. 149
22.    Sales Charges Paid to Distributor..........................................  p. 152
23.    12b-1 Fees.................................................................  p. 157
24.    Unreimbursed Distribution Expenses.........................................  p. 160
25.    Fund History Table.........................................................  p. 165
26.    Board Members..............................................................  p. 170
27.    Fund Officers..............................................................  p. 172
28.    Committee Meetings.........................................................  p. 175
29.    Board Member Holdings......................................................  p. 176
30.    Board Member Compensation -- All Funds.....................................  p. 181
31.    Board Member Compensation -- Individual Funds..............................  p. 182
32.    Control Persons and Principal Holders of Securities........................  p. 188




Statement of Additional Information - Dec. 30, 2010                       Page 2

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity             April 30          June 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income  October 31        Dec. 30, 2010     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Columbia AMT-Free Tax-Exempt Bond             November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Asia Pacific ex-Japan                October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Diversified Bond                     August 31         Oct. 29, 2010     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Diversified Equity Income            September 30      Nov. 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Dividend Opportunity                 June 30           Aug. 27, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Bond                October 31        Dec. 30, 2010     Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity         October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Equity Value                         March 31          May 28, 2010      Equity
---------------------------------------------------------------------------------------------------------------

Columbia European Equity                      October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Floating Rate                        July 31           Sept. 27, 2010    Taxable fixed income
---------------------------------------------------------------------------------------------------------------
Columbia Frontier                             October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Global Bond                          October 31        Dec. 30, 2010     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Global Equity                        October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Global Extended Alpha Fund           October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Government Money Market              December 31       March 1, 2010     Taxable Money Market
---------------------------------------------------------------------------------------------------------------

Columbia High Yield Bond                      May 31            July 30, 2010     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund                  January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund II               January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund III              January 31**      April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Income Opportunities                 July 31           Sept. 27, 2010    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Inflation Protected Securities       July 31           Sept. 27, 2010    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Large Core Quantitative Equity       July 31           Sept. 27, 2010    Equity
---------------------------------------------------------------------------------------------------------------

Columbia Large Growth Quantitative            September 30      Nov. 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative             September 30      Nov. 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Limited Duration Credit              July 31           Sept. 27, 2010    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Growth Opportunity           November 30       Jan. 22, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value Opportunity            September 30      Nov. 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Minnesota Tax-Exempt                 August 31         Oct. 29, 2010     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Money Market                         July 31           Sept. 27, 2010    Taxable money market
---------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor International Value    October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor Small Cap Value        May 31            July 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Aggressive         January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Conservative       January 31        April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate           January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate
  Aggressive                                  January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate
  Conservative                                January 31        April 1, 2010     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Total Equity       January 31        April 1, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Recovery and Infrastructure          April 30          June 29, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2010                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2015                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2020                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2025                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2030                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2035                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2040                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2045                 April 30          June 29, 2010     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Columbia Select Large-Cap Value               December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Select Smaller-Cap Value             December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Seligman Communications and
  Information                                 December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Columbia Seligman Global Technology           October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                       Page 3

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation                 September 30      Nov. 29, 2010     Balanced
---------------------------------------------------------------------------------------------------------------

Columbia U.S. Government Mortgage             May 31            July 30, 2010     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Balanced                          September 30      Nov. 29, 2010     Balanced
---------------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt             August 31         Oct. 29, 2010     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity  October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap
  Equity                                      July 31           Sept. 27, 2010    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value       July 31           Sept. 27, 2010    Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt           November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate        December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real
  Estate                                      December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt               August 31         Oct. 29, 2010     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental Value        May 31            July 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Select
  Growth                                      October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap  October 31        Dec. 30, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and Mining        March 31          May 28, 2010      Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Real Estate                       June 30           Aug. 27, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                     January 31        April 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government    May 31            July 30, 2010     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

RiverSource Small Company Index               January 31        April 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation       September 30      Nov. 29, 2010     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income            November 30       Jan. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield      September 30      Nov. 29, 2010     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Seligman California Municipal Quality         September 30      Nov. 29, 2010     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman Capital                              December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------

Seligman Growth                               December 31       March 1, 2010     Equity
---------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                  September 30      Nov. 29, 2010     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman National Municipal                   September 30      Nov. 29, 2010     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                   September 30      Nov. 29, 2010     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income Fund        October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity        October 31        Dec. 30, 2009     Equity
---------------------------------------------------------------------------------------------------------------



    * The taxable fixed income fund investment category includes Columbia Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although RiverSource Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.


Statement of Additional Information - Dec. 30, 2010                       Page 4

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. Please see "Investment Strategies and Types of Investments" for more information regarding your fund's investment strategies. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
Columbia 120/20    A1        B4          C1        D1          E8         --         G1         H1       I1        J1        --
  Contrarian
  Equity
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          --        --          E7         --         G1         H1       I1        J1        --
  Absolute
  Return
  Currency and
  Income
----------------------------------------------------------------------------------------------------------------------------------
Columbia AMT-      A1        B1          C1        D1          --         F3(a)      G1         H1       I1        J1        --
  Free Tax-
  Exempt Bond
----------------------------------------------------------------------------------------------------------------------------------
Columbia Asia      A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Pacific ex-
  Japan
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Diversified
  Bond
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Diversified
  Equity Income
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C1        D1          --         --         G1         H1       I1        J1        --
  Dividend
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          --        --          E5         --         G1         H1       I1        J1        --
  Emerging
  Markets Bond
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Emerging
  Markets
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------
Columbia Equity    A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Value
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          --        --          E1         --         G1         H1       I1        J1        --
  European
  Equity
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C1        D1          E6         --         G1         H1       I1        J1        --
  Floating Rate
----------------------------------------------------------------------------------------------------------------------------------
Columbia Global    A1        B1          C1        --          E1         --         G1         H1       I1        J1        --
  Bond
----------------------------------------------------------------------------------------------------------------------------------
Columbia Global    A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Equity
----------------------------------------------------------------------------------------------------------------------------------
Columbia Global    A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Extended
  Alpha
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A6        --          C4        C4         E11         --         G3         H5       J3        J3        G3
  Government
  Money Market
----------------------------------------------------------------------------------------------------------------------------------
Columbia High      A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
Columbia Income    A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Builder Fund*
----------------------------------------------------------------------------------------------------------------------------------
Columbia Income    A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Builder Fund
  II*
----------------------------------------------------------------------------------------------------------------------------------
Columbia Income    A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Builder Fund
  III*
----------------------------------------------------------------------------------------------------------------------------------
Columbia Income    A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Opportunities
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          --        --          E1         --         G1         H1       I1        J1        --
  Inflation
  Protected
  Securities
----------------------------------------------------------------------------------------------------------------------------------
Columbia Large     A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Core
  Quantitative
----------------------------------------------------------------------------------------------------------------------------------
Columbia Large     A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Growth
  Quantitative
----------------------------------------------------------------------------------------------------------------------------------
Columbia Large     A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Value
  Quantitative
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Limited
  Duration
  Credit
----------------------------------------------------------------------------------------------------------------------------------
Columbia Mid       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Cap Growth
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------
Columbia Mid       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Cap Value
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  Minnesota
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
Columbia Money     A2        A2          C1        D1          --         --         G1         H1       I1        J1        K1
  Market
----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                       Page 5

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
Columbia Multi-    A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Advisor
  International
  Value
----------------------------------------------------------------------------------------------------------------------------------
Columbia Multi-    A1        B2          --        --          E1         --         G1         H1       I1        J1        --
  Advisor Small
  Cap Value
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Conservative*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate
  Aggressive*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder
  Moderate
  Conservative*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C2        C2          E2         --         G1         H1       I1        J1        --
  Portfolio
  Builder Total
  Equity*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          --        --          E1         --         G1         H1       I1        J1        --
  Recovery and
  Infrastruc-
  ture
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2010*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2015*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2020*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2025*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2030*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2035*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2040*
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B3          C2        C2          E2         --         G1         H1       I1        J1        --
  Retirement
  Plus 2045*
----------------------------------------------------------------------------------------------------------------------------------
Columbia Select    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Large-Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
Columbia Select    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Smaller-Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A3        B6          C3        C3         E13         --         G2         H4       J2        J2        K3
  Seligman
  Communica-
  tions and
  Information
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Seligman
  Global
  Technology
----------------------------------------------------------------------------------------------------------------------------------
Columbia           A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Strategic
  Allocation
----------------------------------------------------------------------------------------------------------------------------------
Columbia U.S.      A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Government
  Mortgage
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Balanced
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  California
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  International
  Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Small and Mid
  Cap Equity
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B3          C1        D1          E1         --         G1         H1       I1        J1        --
  Disciplined
  Small Cap
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F3(b)      G1         H1       I1        J1        --
  Intermediate
  Tax-Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A7        B6          --        --         E12         --         G2         H4       J2        J2        K3
  LaSalle
  Global Real
  Estate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A7        B6          --        --         E12         --         G2         H4       J2        J2        K3
  LaSalle
  Monthly
  Dividend Real
  Estate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource New    A1        B1          --        --          --         F1         G1         H1       I1        J1        --
  York Tax-
  Exempt
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  Fundamental
  Value
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Select Growth
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Partners
  International
  Small Cap
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1(c)       --        --          E3         --         G1         H1       I1        J1        --
  Precious
  Metals and
  Mining
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          --        --          --         --         G1         H1       I1        J1        --
  Real Estate
----------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P    A1        B1          --        --          E4         --         G1         H1       I1        J1        --
  500 Index
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Short
  Duration U.S.
  Government
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  Small Company
  Index
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B2          C1        D1          E1         --         G1         H1       I1        J1        --
  Strategic
  Income
  Allocation
----------------------------------------------------------------------------------------------------------------------------------
RiverSource        A1        B1          C1        D1          --         F2         G1         H1       I1        J1        --
  Tax-Exempt
  High Income
----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                       Page 6

                   A                     C         D                                                                          K
                 BUY OR               BUY MORE   INVEST        E          F                                        J       BUY ON
                  SELL        B       THAN 10% MORE THAN  CONCENTRATE   INVEST        G                  I       ISSUE     MARGIN/
                  REAL   BUY OR SELL     OF     5% IN AN  IN ANY ONE     LESS     ACT AS AN      H     BORROW    SENIOR     SELL
FUND             ESTATE  COMMODITIES AN ISSUER   ISSUER    INDUSTRY    THAN 80%  UNDERWRITER  LENDING  MONEY   SECURITIES   SHORT
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B5(d)       D2        D2          E9         F4         G1         H2       I2        --        K2(e)
  California
  Municipal
  High-Yield
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B5(d)       D2        D2          E9         F4         G1         H2       I2        --        K2(e)
  California
  Municipal
  Quality
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Capital
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
  Frontier
----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth    A3        B6          C3        C3         E10         --         G2         H4       J2        J2        K3
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  Minnesota
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman           A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  National
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Seligman New       A4        B5          D2        D2          E9         F4         G1         H3       I2        --        K2
  York
  Municipal
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B2          C2        C2          E1         --         G1         H1       I1        J1        --
  Global Equity
  Income
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle       A1        B1          C1        D1          E1         --         G1         H1       I1        J1        --
  International
  Opportunity
----------------------------------------------------------------------------------------------------------------------------------



    * The fund-of-funds invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund-of-funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (a) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.
  (b) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
  (c) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
  (d) The policy includes futures contracts.
  (e) A fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not purchase or hold any real estate, except that a fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

   A4 - The fund will not purchase or hold any real estate, including limited partnership interests on real property, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

   A5 - The fund will not purchase or hold any real estate, except a fund may invest (through investments in Underlying exchange-traded funds) in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.

   A6 - The fund will not buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate.

   A7 - The fund will not purchase or hold any real estate, except that the fund may (A) invest in (i) securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or (ii) securities of issuers that deal in real estate or are engaged in the real estate business, including but not limited to real estate investment trusts (and, in the case of RiverSource LaSalle Global Real Estate, RiverSource Global Real Estate Companies, as defined in the fund's prospectus), and (B) hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of a fund's ownership of such securities.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


Statement of Additional Information - Dec. 30, 2010                       Page 7

   B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

   B5 -   The fund will not purchase or sell commodities or commodity contracts.

   B6 - The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

C. BUY MORE THAN 10% OF AN ISSUER
   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

   C2 - The fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

   C3 - The fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

   C4 - The fund will not invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than U.S. Government agencies or instrumentalities.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

   D2 - The fund will not, as to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities).

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.


Statement of Additional Information - Dec. 30, 2010                       Page 8

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

   E9 - The fund will not invest more than 25% of total assets, at market value, in any one industry; except that municipal securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

   E10 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (which, for Seligman TargETFunds, may include mortgage related securities).

   E11 - The fund will not invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies.

   E12 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the fund intends to concentrate) and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

   E13 - The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

F. INVEST LESS THAN 80%
    F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

    F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.


Statement of Additional Information - Dec. 30, 2010                       Page 9

      F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

      F4 - The fund will not, under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from regular federal income tax and (except for Seligman National Municipal) regular, personal income tax of its designated state, and temporary investments in taxable securities will be limited to 20% of the value of the fund's net assets.

G. ACT AS AN UNDERWRITER
   G1 - The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

   G2 - The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 (the 1933 Act) in disposing of a portfolio security or in connection with investments in other investment companies.

   G3 - The fund will not underwrite the securities of other issuers; make "short" sales of securities, or purchase securities on "margin"; write or purchase put or call options.

H. LENDING
   H1 - The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

   H2 - The fund will not make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

   H3 - The fund will not make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. The fund does not have a present intention of entering into repurchase agreements.

   H4 - The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

   H5 - The fund will not make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans.

I. BORROWING
   I1 - The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

   I2 - The fund will not borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The fund will not purchase additional portfolio securities if the fund has outstanding borrowings in excess of 5% of the value of its total assets.

J. ISSUE SENIOR SECURITIES
   J1 - The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

   J2 - The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

   J3 - The fund will not issue senior securities or borrow money, except from banks for temporary purposes in an amount not exceeding 5% of the value of its total assets.

K. BUY ON MARGIN/SELL SHORT
   K1 - The fund will not buy on margin or sell short or deal in options to buy or sell securities.


Statement of Additional Information - Dec. 30, 2010                      Page 10

   K2 - The fund will not write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers.

   K3 - The fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

IN ADDITION TO THE POLICIES DESCRIBED ABOVE AND ANY FUNDAMENTAL POLICY DESCRIBED IN THE PROSPECTUS:

FOR COLUMBIA MONEY MARKET, THE FUND WILL NOT:

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

FOR COLUMBIA GOVERNMENT MONEY MARKET, THE FUND WILL NOT:

    - Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure permissible borrowings.

    - Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded.

    - Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements.

    - Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund or of the fund's investment manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities.

    - Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the fund's obligations under its deferred compensation plan for directors.

FOR RIVERSOURCE LASALLE GLOBAL REAL ESTATE AND RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE, THE FUND WILL NOT:

    - Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Columbia Seligman Global Technology, the directors and officers of the fund's investment manager or subadviser, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

FOR SELIGMAN CALIFORNIA MUNICIPAL HIGH YIELD, SELIGMAN CALIFORNIA MUNICIPAL QUALITY, SELIGMAN MINNESOTA MUNICIPAL, SELIGMAN NATIONAL MUNICIPAL AND SELIGMAN NEW YORK MUNICIPAL, THE FUND WILL NOT:

    - Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or for the purpose of hedging a fund's obligations under its deferred compensation plan for directors/trustees.

    - Purchase or hold the securities of any issuer, if to its knowledge, directors/trustees or officers of a fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

    - Mortgage or pledge any of its assets, except to secure permitted borrowings noted above.

FOR SELIGMAN CAPITAL AND SELIGMAN GROWTH, THE FUND WILL NOT:

    - Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker.

FOR SELIGMAN CAPITAL, COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION, COLUMBIA FRONTIER, COLUMBIA SELIGMAN GLOBAL TECHNOLOGY, COLUMBIA SELECT GROWTH, COLUMBIA SELECT LARGE-CAP VALUE AND COLUMBIA SELECT SMALLER-CAP VALUE, THE FUND WILL NOT:

    - Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Columbia Seligman Global Technology, the directors and officers of the fund's investment manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.


Statement of Additional Information - Dec. 30, 2010                      Page 11

    - Enter into repurchase agreements of more than one week's duration if more than 10% of the fund's net assets would be so invested.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 5% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:

FOR COLUMBIA 120/20 CONTRARIAN EQUITY, COLUMBIA DIVERSIFIED BOND, COLUMBIA DIVERSIFIED EQUITY INCOME, COLUMBIA DIVIDEND OPPORTUNITY, COLUMBIA EQUITY VALUE, COLUMBIA FLOATING RATE, COLUMBIA HIGH YIELD BOND, COLUMBIA INCOME OPPORTUNITIES, COLUMBIA INFLATION PROTECTED SECURITIES, COLUMBIA LARGE CORE QUANTITATIVE, COLUMBIA LARGE GROWTH QUANTITATIVE, COLUMBIA LARGE VALUE QUANTITATIVE, COLUMBIA MID CAP GROWTH OPPORTUNITY, COLUMBIA MID CAP VALUE OPPORTUNITY, COLUMBIA MULTI-ADVISOR SMALL CAP VALUE, COLUMBIA RECOVERY AND INFRASTRUCTURE, SELIGMAN CAPITAL, COLUMBIA SELECT LARGE-CAP VALUE, COLUMBIA SELECT SMALLER-CAP VALUE, COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION, COLUMBIA FRONTIER, RIVERSOURCE BALANCED, RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY, RIVERSOURCE DISCIPLINED SMALL CAP VALUE, RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE, COLUMBIA LIMITED DURATION CREDIT, RIVERSOURCE PARTNERS FUNDAMENTAL VALUE, RIVERSOURCE REAL ESTATE AND SELIGMAN GROWTH:
    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR RIVERSOURCE PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR RIVERSOURCE SHORT DURATION U.S. GOVERNMENT AND COLUMBIA U.S. GOVERNMENT
MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR COLUMBIA STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.


Statement of Additional Information - Dec. 30, 2010                      Page 12

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                               FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT      STATE
                                                                  EQUITY AND      FIXED    MONEY      FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                          BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Agency and government securities                 o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Borrowing                                        o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments                    o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations                  o       o A           o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Commercial paper                                 o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Common stock                                     o        o            o           o B       --        --           --
---------------------------------------------------------------------------------------------------------------------------
Convertible securities                           o        o            o           o C       --         o            o
---------------------------------------------------------------------------------------------------------------------------
Corporate bonds                                  o        o            o            o        D          o            o
---------------------------------------------------------------------------------------------------------------------------
Debt obligations                                 o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Depositary receipts                              o        o            o            o        --        --           --
---------------------------------------------------------------------------------------------------------------------------
Derivative instruments (including options
and futures)                                     o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                            o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Floating rate loans                              o       --            o            o        --        --           --
---------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                    o        o            o            o        --         o           --
---------------------------------------------------------------------------------------------------------------------------
Foreign securities                               o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Funding agreements                               o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)          o        o            o            o        --         o           o J
---------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities               o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Indexed securities                               o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Inflation protected securities                   o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                  o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Inverse floaters                                 o        E            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Investment companies                             o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities                  o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Loan participations                              o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities            o       o F           o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                            o        G            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Municipal obligations                            o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                      Page 13

                                                               FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT      STATE
                                                                  EQUITY AND      FIXED    MONEY      FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                          BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Pay-in-kind securities                           o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Preferred stock                                  o        o            o           o H       --        o H          --
---------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                    o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                            o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                    o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Short sales                                      I        I            o            I        --         I            I
---------------------------------------------------------------------------------------------------------------------------
Sovereign debt                                   o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Structured investments                           o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Swap agreements                                  o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities            o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------
Warrants                                         o        o            o            o        --         o           --
---------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                      o        o            o            o        --         o            o
---------------------------------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon securities           o        o            o            o        o          o            o
---------------------------------------------------------------------------------------------------------------------------




A. The following funds are not authorized to invest in collateralized bond obligations: RiverSource Partners International Select Growth, Columbia Multi-Advisor International Value, RiverSource Partners International Small Cap, and Columbia Multi-Advisor Small Cap Value.

B.    The following funds are not authorized to invest in common stock:
      RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.

D. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

E.    The following fund is authorized to invest in inverse floaters:
      RiverSource Real Estate.

F. The following funds are not authorized to invest in mortgage- and asset-backed securities: RiverSource S&P 500 Index and RiverSource Small Company Index.

G.    The following funds are authorized to invest in mortgage dollar rolls:
      RiverSource Real Estate.

H.    The following funds are not authorized to invest in preferred stock:
      RiverSource Tax-Exempt High Income, RiverSource Intermediate Tax-Exempt, Columbia AMT-Free Tax-Exempt Bond, RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.

I. Except for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal and Seligman New York Municipal, which are prohibited from selling short, the funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

J. The following funds are not authorized to invest in high yield debt securities: Seligman California Municipal Quality, Seligman Minnesota, Seligman National and Seligman New York.


Statement of Additional Information - Dec. 30, 2010                      Page 14

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objectives. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

ASIAN PACIFIC REGION RISK. Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar, and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country. As a result, many of the risks detailed above under "Risks of Foreign Investing" may be more pronounced due to concentration of the Fund's investments in the Asian Pacific Region.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund's concentration, the fund's overall value may decline to a greater degree than if the fund held a less concentrated portfolio.


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CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to its principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.


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

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

EXCHANGE-TRADED FUND (ETF) RISK. An ETF's share price may not track its specified market index and may trade below its net asset value. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

FOCUSED PORTFOLIO RISK. The fund expects to invest in a limited number of companies. Accordingly, the fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the fund's net asset value. To the extent the Fund invests its assets in fewer securities, the fund is subject to greater risk of loss if any of those securities declines in price.

FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

FOREIGN/EMERGING MARKETS RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in

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

foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be very volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic changes, adverse conditions to an industry significant to the area and other developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities and because the state-specific funds may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. These investments may cause the value of a fund's shares to change more than the values of other funds' shares that invest in more diversified investments. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. The yields on the securities in which the fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

More information about state specific risks may be available from official state resources.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.


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

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INFRASTRUCTURE-RELATED COMPANIES RISK. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated

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

unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES RISK. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

MUNICIPAL SECURITIES RISK. The value of a municipal security may be affected by legislative or administrative actions as well as by the economics of the region where the issuer of the municipal security is located. For example, a significant restructuring of federal income tax rates could cause municipal security prices to fall. Lower income tax rates could reduce the advantage of owning municipal securities.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

PORTFOLIO TRADING AND TURNOVER RISKS. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as "portfolio turnover." The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund's portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund's performance.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REAL ESTATE INDUSTRY RISK. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks

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

similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

RETIREMENT GOAL RISK. For Retirement Plus Funds, the investor may have different needs than the quantitative model anticipates.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SELLING RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The fund currently intends to take positions in forward currency contracts with notional value up to the fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the fund's Board of Directors may authorize a significant change in investment strategy or fund liquidation.

TECHNOLOGY AND TECHNOLOGY-RELATED INVESTMENT RISKS. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager

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purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation(*) (FHLMC), Federal National Mortgage Association(*) (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may

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use repurchase agreements with broker-dealers registered under the Securities
Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource, Seligman and Threadneedle funds and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since

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they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a

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result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.

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Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for

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hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The funds' ability to redeem

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redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Seligman TargETFunds) in excess of these limits. The Seligman TargETFunds' ability to invest in ETFs will be severely constrained unless ETFs have received such an order from the SEC, and the ETF and the Seligman TargETFunds take appropriate steps to comply with the relevant terms and conditions of such orders.

The Seligman TargETFunds will invest in an ETF only if the SEC has issued an exemptive order to the ETF which permits investment companies, including the Seligman TargETFunds, to invest in ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Seligman TargETFunds may seek to qualify to invest in such other ETFs in excess of the 1940 Act limitations. Each Seligman TargETFund may invest greater than 25% of its assets in any one ETF, although no Seligman TargETFund intends to invest greater than 40% of its assets in any one ETF.

To the extent the 1940 Act limitations apply to an ETF, such limitations may prevent Seligman TargETFund from allocating its investments in the manner that the investment manager considers optimal, or cause the investment manager to select a similar index or sector-based mutual fund or other investment company (each, an "Other Investment Company"), or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Seligman TargETFunds may also invest in Other Investment Companies or Stock Baskets when the investment manager believes they represent more attractive opportunities than similar ETFs held in the portfolio.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of

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the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.


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FOREIGN CURRENCY TRANSACTIONS
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines,


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

additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections

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

afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable

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to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading

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market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.


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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest

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earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often

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referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)


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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.


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SHORT SALES
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either

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

subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.


Statement of Additional Information - Dec. 30, 2010                      Page 40

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.


Statement of Additional Information - Dec. 30, 2010                      Page 41

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those

Statement of Additional Information - Dec. 30, 2010                      Page 42
activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) (formerly RiverSource Fund Distributors, Inc.) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage

Statement of Additional Information - Dec. 30, 2010                      Page 43
or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

AFFILIATE TRANSACTIONS
Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates' ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

CERTAIN INVESTMENT LIMITATIONS
From time to time, the investment manager or subadviser for a fund and their respective affiliates ("adviser group") will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund's adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group's holdings are combined together or with the holdings of the funds' affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from

Statement of Additional Information - Dec. 30, 2010                      Page 44
country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund's adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund's adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the fund's, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2010          2009          2008
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
Columbia Income Builder Fund                              $         0   $         0   $         0(a)
-----------------------------------------------------------------------------------------------------
Columbia Income Builder Fund II                                     0             0             0(a)
-----------------------------------------------------------------------------------------------------
Columbia Income Builder Fund III                                    0             0             0(a)
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive                               0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative                             0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate                                 0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive                      0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Conservative                    0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity                             0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                                      97,970        16,486        40,706
-----------------------------------------------------------------------------------------------------
RiverSource Small Company Index                               517,354       123,243       108,360
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
Columbia Equity Value                                         357,285       525,309       591,525
-----------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                        288,177     1,067,960       960,159
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity                              26,985        38,789        38,557(b)
-----------------------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure                          527,728       128,097(c)        N/A
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045                                       0             0             0
-----------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 45

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2010          2009          2008
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
Columbia High Yield Bond                                  $         0   $         0   $         0
-----------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value                        749,980     1,484,768     1,179,158
-----------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage                               9,489        14,329        17,640
-----------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                        146,283       298,507       292,900
-----------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                     21,796        35,642        43,210
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity                                 402,958       673,569       412,022
-----------------------------------------------------------------------------------------------------
RiverSource Real Estate                                       164,335       205,118       173,705
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
Columbia Floating Rate                                              0        12,760           861
-----------------------------------------------------------------------------------------------------
Columbia Income Opportunities                                       0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Inflation Protected Securities                        43,426        17,762        11,586
-----------------------------------------------------------------------------------------------------
Columbia Large Core Quantitative                            2,806,058     2,084,675     1,951,255
-----------------------------------------------------------------------------------------------------
Columbia Limited Duration Credit                                8,523         4,188         4,138
-----------------------------------------------------------------------------------------------------
Columbia Money Market                                               0             0             0
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity              306,343       541,939       124,754
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                       139,213       178,570        75,041
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------
Columbia Diversified Bond                                     121,666        95,997       111,876
-----------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt                                   1,077             0         3,418
-----------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                                 510             0         1,938
-----------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                                   174             0           724
-----------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income                          2,243,590     4,728,940     4,085,552
-----------------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative                            459,328       649,261       150,374
-----------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative                             301,600       378,324         6,631(d)
-----------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity                          2,620,808     2,601,029     1,672,775
-----------------------------------------------------------------------------------------------------
Columbia Strategic Allocation                               1,004,079     1,248,108     1,049,954
-----------------------------------------------------------------------------------------------------
RiverSource Balanced                                          203,600       688,814       493,156
-----------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                         9,858        22,351        17,707
-----------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield                          128             0             0
-----------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                             135             0             0
-----------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                                      236             0             0
-----------------------------------------------------------------------------------------------------
Seligman National Municipal                                     2,240             0             0
-----------------------------------------------------------------------------------------------------
Seligman New York Municipal                                       291             0             0
-----------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 46

                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2010          2009          2008
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income              $         0   $         0   $         0
-----------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-Japan                                677,863        41,731(e)        N/A
-----------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond                                      0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity                       2,031,496     2,108,103     3,346,690
-----------------------------------------------------------------------------------------------------
Columbia European Equity                                      189,148       189,286       396,474
-----------------------------------------------------------------------------------------------------
Columbia Frontier                                             469,635       157,476       250,561
-----------------------------------------------------------------------------------------------------
Columbia Global Bond                                            3,201         7,292        18,925
-----------------------------------------------------------------------------------------------------
Columbia Global Equity                                        556,835       581,962     1,185,084
-----------------------------------------------------------------------------------------------------
Columbia Global Extended Alpha                                 20,490        11,397         6,647(f)
-----------------------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value                    722,370       959,077     1,558,333
-----------------------------------------------------------------------------------------------------
Columbia Seligman Global Technology                         1,556,216     1,319,806     1,747,855
-----------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity                1,350,664       500,331       514,960
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth            1,115,321       901,265     1,690,066
-----------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap                  409,847       265,317       270,663
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                              31,018        18,370         5,030(f)
-----------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                        771,810       793,899     1,020,584
-----------------------------------------------------------------------------------------------------
                                                              2009          2008          2007
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond                                 315         6,431        19,450
-----------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity                         2,752,727     2,165,273     2,813,784
-----------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                                42           684         2,175
-----------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                              1,080        24,531        74,062
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
Columbia Government Money Market                                    0             0             0
-----------------------------------------------------------------------------------------------------
Columbia Seligman Communications and Information           12,482,079    11,241,475    17,228,966
-----------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value                               206,322       236,168       167,912
-----------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value                             123,904       240,154       217,466
-----------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                         20,434        32,671        63,034
-----------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate               40,941        82,218       227,752
-----------------------------------------------------------------------------------------------------
Seligman Capital                                              927,607     1,815,753     2,088,716
-----------------------------------------------------------------------------------------------------
Seligman Growth                                             2,228,705     1,627,919     1,428,056
-----------------------------------------------------------------------------------------------------


(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares become publicly available) to April 30, 2009.

(d) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(e) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


Statement of Additional Information - Dec. 30, 2010                      Page 47

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2010              2009
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund              $            0(a)      $        0(a)              41%               39%
----------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund II                        0(a)               0(a)              39                40
----------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund III                       0(a)               0(a)              46                36
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive                  0(a)               0(a)              28                35
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative                0(a)               0(a)              26                27
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate                    0(a)               0(a)              26                34
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate
  Aggressive                                           0(a)               0(a)              28                33
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate
  Conservative                                         0(a)               0(a)              30                29
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity                0(a)               0(a)              25                28
----------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                              0                  0                 41                 5
----------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                        0                  0                 41                23
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
Columbia Equity Value                         95,868,655            111,080                 30                21
----------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining        42,266,048             35,270                 72               340(b)
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity             10,891,991             10,904                 31                36
----------------------------------------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure         243,972,941            295,680                 11                 4(c)
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                          0(a)               0(a)              53                55
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015                          0(a)               0(a)             126                53
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020                          0(a)               0(a)              53                52
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025                          0(a)               0(a)              52                47
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030                          0(a)               0(a)              57                47
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035                          0(a)               0(a)              54                48
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040                          0(a)               0(a)              55                50
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045                          0(a)               0(a)              64                51
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond                               0                  0                 94                83
----------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value        25,296,772             30,410                 80               120
----------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage                      0                  0                519(d)            431(d)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                 0                  0                  9                19
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.
  Government                                           0                  0                329(d)            217(d)
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity                 66,349,011             55,087                 23                21
----------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                        6,919,253              9,212                 93                51
----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 48

----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2010              2009
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
Columbia Floating Rate                    $            0         $        0                 68%               84%
----------------------------------------------------------------------------------------------------------------------
Columbia Income Opportunities                          0                  0                 86                81
----------------------------------------------------------------------------------------------------------------------
Columbia Inflation Protected Securities                0                  0                177(f)            160(f)
----------------------------------------------------------------------------------------------------------------------
Columbia Large Core Quantitative             302,209,602            175,221                 75                61
----------------------------------------------------------------------------------------------------------------------
Columbia Limited Duration Credit                       0                  0                101               335(d),(g)
----------------------------------------------------------------------------------------------------------------------
Columbia Money Market                                  0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid
  Cap Equity                                  21,380,485             24,466                107               104
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value        6,706,217              7,860                114                98
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond                              0                  0                420(d)            371(d)
----------------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt                          0                  0                 21                33
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                      0                  0                 19                49
----------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                        0                  0                 12                34
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income           715,949,314            378,675                 34                38
----------------------------------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative            17,600,018              4,548                 98                58
----------------------------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative              4,349,506              1,271                 99                63
----------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity           490,003,447            491,867                 50                42
----------------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation                  1,141,601              1,293                114               136(d)
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                          58,500,411             32,333                160               189(d)
----------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                0                  0                100               143(d)
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-
  Yield                                                0                  0                 18                63(h)
----------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                  0                  0                 21                46(h)
----------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                           0                  0                 31                29(h)
----------------------------------------------------------------------------------------------------------------------
Seligman National Municipal                            0                  0                 20               107(h)
----------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                            0                  0                 18                53(h)
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and
  Income                                               0                  0                  0                16
----------------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-Japan               216,699,313            557,010                 21                 4(i)
----------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond                         0                  0                 38                62
----------------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Opportunity        790,802,436          1,790,999                 96               149
----------------------------------------------------------------------------------------------------------------------

Columbia European Equity                     133,688,585            174,225                115               154
----------------------------------------------------------------------------------------------------------------------

Columbia Frontier                             62,648,376             77,789                160               162
----------------------------------------------------------------------------------------------------------------------
Columbia Global Bond                                   0                  0                 62                69
----------------------------------------------------------------------------------------------------------------------
Columbia Global Equity                       280,057,610            455,880                 54                81
----------------------------------------------------------------------------------------------------------------------
Columbia Global Extended Alpha                 9,351,743             15,992                128               133
----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 49

----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                        -------------------------------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2010              2009
----------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor International
  Value                                   $  185,780,737         $  120,229                 34%               63%
----------------------------------------------------------------------------------------------------------------------
Columbia Seligman Global Technology               48,298             91,337                111               150
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International
  Equity                                               0                  0                137                85
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Select Growth                               43,225,040             52,296                101                90
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners International
  Small Cap                                      736,118                367                 77               174
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income             14,640,902             27,893                 35                45
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity       558,502,248            740,302                 80                97
----------------------------------------------------------------------------------------------------------------------
                                                                                          2009              2008

----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity          454,152,183            799,318                126                76
----------------------------------------------------------------------------------------------------------------------
RiverSource AMT-Free Tax-Exempt Bond                   0                  0                 29                37
----------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                    0                  0                 26                36
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                     0                  0                 30                37
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------
Columbia Government Money Market                     N/A                N/A                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value               69,507,890             68,240                 24                28
----------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value              1,444,931              5,200                  7                16
----------------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications and
  Information                              1,115,825,859          2,102,493                150               133
----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                 0                  0                 83                62
----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend
  Real Estate                                          0                  0                 87                77
----------------------------------------------------------------------------------------------------------------------
Seligman Capital                              20,147,615             37,667                139               229
----------------------------------------------------------------------------------------------------------------------
Seligman Growth                              843,145,024          1,192,083                142               241
----------------------------------------------------------------------------------------------------------------------



      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but these amounts have not been included in the table.
    (a) The underlying funds may have directed transactions to firms in exchange for research services.
    (b) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.
    (c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
    (d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been: 286% and 199% for RiverSource Short Duration U.S. Government Fund and 246% and 162% for Columbia U.S. Government Mortgage Fund for the fiscal periods ended May 31, 2010 and 2009, respectively; 229% and 184% for Columbia Diversified Bond for the fiscal periods ended Aug. 31, 2010 and 2009, respectively; 220% for Columbia Limited Duration Credit Fund for the fiscal period ended July 31, 2009; 93% and 110% for RiverSource Balanced Fund, 113% and 116% for Columbia Strategic Allocation Fund and 97% and 112% for RiverSource Strategic Income Allocation Fund for the fiscal periods ended Sept. 30, 2010 and 2009, respectively.
    (e) A significant portion of the turnover was the result of "roll" transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.
    (f) The fund's turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the first quarter of 2009 and following a more active management style.
    (g) The turnover was a result of a combination of a change in the investment strategy and the growth of the fund. The fund experienced high net inflows in the second quarter of 2009, increasing the NAV.
    (h) The fund's turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the second quarter of 2009, and additionally for Seligman National Municipal, mergers of 14 state-specific Seligman Municipal Funds during the period into the Fund.
    (i) For the period from July 15, 2009 (when the Fund became publicly available) to Oct. 31, 2009.


Statement of Additional Information - Dec. 30, 2010                      Page 50

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                         VALUE OF SECURITIES OWNED AT
FUND                                              ISSUER                                     END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund                      None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund II                   None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund III                  None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive             None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative           None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate               None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive    None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Conservative  None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity           None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                         Ameriprise Financial                           $    147,339
                                                  -------------------------------------------------------------------
                                                  Charles Schwab                                      199,837
                                                  -------------------------------------------------------------------
                                                  Citigroup                                           825,442
                                                  -------------------------------------------------------------------
                                                  E*Trade Financial                                    48,192
                                                  -------------------------------------------------------------------
                                                  Franklin Resources                                  216,282
                                                  -------------------------------------------------------------------
                                                  Goldman Sachs Group                                 983,038
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              1,947,078
                                                  -------------------------------------------------------------------
                                                  Legg Mason                                           41,068
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                      489,323
                                                  -------------------------------------------------------------------
                                                  PNC Financial Services Group                        347,103
---------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                   Investment Technology Group                         932,730
                                                  -------------------------------------------------------------------
                                                  LaBranche & Co.                                     159,627
                                                  -------------------------------------------------------------------
                                                  optionsXpress                                       645,578
                                                  -------------------------------------------------------------------
                                                  Piper Jaffray Companies                             677,351
                                                  -------------------------------------------------------------------
                                                  Stifel Financial                                  1,463,301
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------
Columbia Equity Value                             Goldman Sachs Group                              11,067,062
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                             13,784,298
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    7,911,083
---------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining            None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity                 None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure              None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 51

                                                                                         VALUE OF SECURITIES OWNED AT
FUND                                              ISSUER                                     END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond                          Lehman Brothers Holdings*                      $  1,322,250
---------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value            Raymond James Financial                           1,696,199
---------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage                 Bear Stearns Asset Backed Securities
                                                  Trust                                               339,729
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Commercial Mtge
                                                  Securities                                        3,164,927
                                                  -------------------------------------------------------------------
                                                  ChaseFlex Trust                                     398,308
                                                  -------------------------------------------------------------------
                                                  Citigroup Mortgage Loan Trust, Inc.               1,106,996
                                                  -------------------------------------------------------------------
                                                  Credit Suisse Mortgage Capital Ctfs               7,823,287
                                                  -------------------------------------------------------------------
                                                  GS Mortgage Securities Corp.                      6,427,923
                                                  -------------------------------------------------------------------
                                                  Jefferies & Co.                                   2,284,896
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase Commercial Mtge
                                                  Securities                                          990,893
                                                  -------------------------------------------------------------------
                                                  JPMorgan Mtge Trust                                 667,343
                                                  -------------------------------------------------------------------
                                                  JPMorgan Reremic                                    534,987
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value            Goldman Sachs Group, Inc.                         3,039,588
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              2,342,740
---------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government        Bear Stearns Asset Backed Securities
                                                  Trust                                               782,912
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Commercial Mtge
                                                  Securities                                        1,607,987
                                                  -------------------------------------------------------------------
                                                  Citigroup Funding                                18,414,224
                                                  -------------------------------------------------------------------
                                                  Citigroup Mortgage Loan Trust, Inc.               3,441,463
                                                  -------------------------------------------------------------------
                                                  Credit Suisse Mortgage Capital Ctfs               7,919,291
                                                  -------------------------------------------------------------------
                                                  CS First Boston Mtge Securities                     968,402
                                                  -------------------------------------------------------------------
                                                  Goldman Sachs Group                               7,829,724
                                                  -------------------------------------------------------------------
                                                  Jefferies & Co.                                   1,062,793
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase Commercial Mtge
                                                  Securities                                        3,998,961
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              2,966,688
                                                  -------------------------------------------------------------------
                                                  JPMorgan Mtge Trust                               2,196,977
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    8,350,389
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Capital I                          4,934,943
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity                     Goldman Sachs Group                               8,911,501
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              5,407,407
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                   10,581,853
---------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                           None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------
Columbia Floating Rate                            Nuveen Investments                                  887,000
---------------------------------------------------------------------------------------------------------------------

Columbia Income Opportunities                     E*TRADE Financial                                 4,180,938
---------------------------------------------------------------------------------------------------------------------

Columbia Inflation Protected Securities           Jefferies & Co.                                     925,026
                                                  -------------------------------------------------------------------
                                                  LB-UBS Commercial Mortgage Trust                  2,711,440
---------------------------------------------------------------------------------------------------------------------
Columbia Large Core Quantitative                  Citigroup                                        89,448,117
                                                  -------------------------------------------------------------------
                                                  Franklin Resources                               10,199,918
                                                  -------------------------------------------------------------------
                                                  Goldman Sachs Group                              18,407,431
                                                  -------------------------------------------------------------------
                                                  PNC Financial Services Group                     55,870,310
---------------------------------------------------------------------------------------------------------------------

Columbia Limited Duration Credit                  Citigroup                                         4,988,135
                                                  -------------------------------------------------------------------
                                                  Goldman Sachs Group                               5,629,686
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              4,363,771
                                                  -------------------------------------------------------------------
                                                  Lehman Brothers Holdings*                            95,700
                                                  -------------------------------------------------------------------
                                                  Merrill Lynch & Co.                                 856,523
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    5,284,355
---------------------------------------------------------------------------------------------------------------------

Columbia Money Market                             Citigroup Funding                               100,983,942
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                             87,793,771
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 52

                                                                                         VALUE OF SECURITIES OWNED AT
FUND                                              ISSUER                                     END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity  Investment Technology Group                    $     93,176
                                                  -------------------------------------------------------------------
                                                  Jefferies Group, Inc.                                76,613
                                                  -------------------------------------------------------------------
                                                  Knight Capital Group Cl A                           342,359
                                                  -------------------------------------------------------------------
                                                  optionsXpress Holdings                              113,864
                                                  -------------------------------------------------------------------
                                                  Raymond James Financial                           1,524,868
---------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value           Knight Capital Group Cl A                           251,175
                                                  -------------------------------------------------------------------
                                                  Westwood Holdings Group                             104,596
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond                         Bear Stearns Adjustable Rate Mortgage
                                                  Trust                                             5,214,463
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Alt-A Trust                             22,769
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Asset-Backed Securities
                                                  Trust                                             3,855,171
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Commercial Mortgage
                                                  Securities                                        2,278,870
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Mortgage Funding Trust                 680,868
                                                  -------------------------------------------------------------------
                                                  ChaseFlex Trust                                   1,470,112
                                                  -------------------------------------------------------------------
                                                  Citigroup, Inc.                                  44,244,737
                                                  -------------------------------------------------------------------
                                                  Citigroup Commercial Mortgage Trust               3,387,078
                                                  -------------------------------------------------------------------
                                                  Citigroup/Deutsche Bank Commercial
                                                  Mortgage Trust                                   25,824,909
                                                  -------------------------------------------------------------------
                                                  Citigroup Mortgage Loan Trust, Inc.              37,740,867
                                                  -------------------------------------------------------------------
                                                  Credit Suisse Mortgage Capital
                                                  Certificates                                     59,851,574
                                                  -------------------------------------------------------------------
                                                  Credit Suisse First Boston Mortgage
                                                  Securities Corp.                                 15,808,795
                                                  -------------------------------------------------------------------
                                                  GS Mortgage Securities Corp. II                  46,506,875
                                                  -------------------------------------------------------------------
                                                  The Goldman Sachs Group, Inc.                    37,320,156
                                                  -------------------------------------------------------------------
                                                  Jefferies & Co., Inc.                             6,723,914
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                             41,539,862
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase Commercial Mortgage
                                                  Securities Corp.                                104,835,640
                                                  -------------------------------------------------------------------
                                                  JPMorgan Mortgage Trust                           3,844,284
                                                  -------------------------------------------------------------------
                                                  JPMorgan Remeric                                  4,562,368
                                                  -------------------------------------------------------------------
                                                  LB-UBS Commercial Mortgage Trust                 35,858,704
                                                  -------------------------------------------------------------------
                                                  Lehman Brothers Holdings, Inc.*                   2,204,363
                                                  -------------------------------------------------------------------
                                                  Merrill Lynch Mortgage Trust                      1,656,762
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                   36,602,643
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Capital I                         16,918,724
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Reremic Trust                     50,927,555
---------------------------------------------------------------------------------------------------------------------

Columbia Minnesota Tax-Exempt                     None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt                 None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                   None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income                The Goldman Sachs Group, Inc.                    89,866,879
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                            108,516,784
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                   58,963,161
---------------------------------------------------------------------------------------------------------------------

Columbia Large Growth Quantitative                Franklin Resources, Inc.                          2,794,152
                                                  -------------------------------------------------------------------
                                                  The Goldman Sachs Group, Inc.                    12,973,453
---------------------------------------------------------------------------------------------------------------------

Columbia Large Value Quantitative                 Citigroup, Inc.                                   1,992,549
                                                  -------------------------------------------------------------------
                                                  Franklin Resources, Inc.                          1,624,238
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                             10,305,549
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    1,373,146
                                                  -------------------------------------------------------------------
                                                  PNC Financial Services Group, Inc.                4,267,366
---------------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value Opportunity                None                                                    N/A
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 53

                                                                                         VALUE OF SECURITIES OWNED AT
FUND                                              ISSUER                                     END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation                     Arlington Asset Investment Corp.               $    219,114
                                                  -------------------------------------------------------------------
                                                  Citigroup, Inc.                                  15,439,449
                                                  -------------------------------------------------------------------
                                                  Citigroup/Deutsche Bank Commercial
                                                  Mortgage Trust                                      188,494
                                                  -------------------------------------------------------------------
                                                  Credit Suisse Group                                 829,354
                                                  -------------------------------------------------------------------
                                                  E*TRADE Financial Corp.                             332,338
                                                  -------------------------------------------------------------------
                                                  Franklin Resources, Inc.                          2,361,742
                                                  -------------------------------------------------------------------
                                                  Goldman, Sachs & Co.                              1,000,000
                                                  -------------------------------------------------------------------
                                                  The Goldman Sachs Group, Inc.                     8,932,874
                                                  -------------------------------------------------------------------
                                                  GS Mortgage Securities II                           905,693
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              6,124,435
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase Commercial Mortgage
                                                  Securities                                        2,077,211
                                                  -------------------------------------------------------------------
                                                  Knight Capital Group Class A                        297,501
                                                  -------------------------------------------------------------------
                                                  LB-UBS Commercial Mortgage Trust                    600,961
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    7,217,346
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Capital 1                          1,340,760
                                                  -------------------------------------------------------------------
                                                  PNC Financial Services Group, Inc.                6,759,929
---------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                              Bear Stearns Adjustable Rate Mortgage
                                                  Trust                                               707,108
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Alt-A Trust                             12,628
                                                  -------------------------------------------------------------------
                                                  Bear Stearns Commercial Mortgage
                                                  Securities                                          105,526
                                                  -------------------------------------------------------------------
                                                  ChaseFlex Trust                                     886,530
                                                  -------------------------------------------------------------------
                                                  Citigroup, Inc.                                   1,235,297
                                                  -------------------------------------------------------------------
                                                  Citigroup Commercial Mortgage Trust                 378,416
                                                  -------------------------------------------------------------------
                                                  Citigroup/Deutsche Bank Commercial
                                                  Mortgage Trust                                    1,070,537
                                                  -------------------------------------------------------------------
                                                  Citigroup Mortgage Loan Trust, Inc.               1,530,851
                                                  -------------------------------------------------------------------
                                                  Credit Suisse First Boston Mortgage
                                                  Securities Corp.                                    523,062
                                                  -------------------------------------------------------------------
                                                  GS Mortgage Securities Corp. II                     981,482
                                                  -------------------------------------------------------------------
                                                  The Goldman Sachs Group, Inc.                     8,362,089
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                             11,530,111
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase Commercial Mortgage
                                                  Securities                                        4,481,936
                                                  -------------------------------------------------------------------
                                                  LB-UBS Commercial Mortgage Trust                  2,374,648
                                                  -------------------------------------------------------------------
                                                  Lehman Brothers Holdings, Inc.*                     184,475
                                                  -------------------------------------------------------------------
                                                  Merrill Lynch Mortgage Trust                        139,461
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    7,321,554
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Capital 1                          1,603,837
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Remeric Trust                      2,953,553
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Resecuritization Trust               446,286
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 54

                                                                                         VALUE OF SECURITIES OWNED AT
FUND                                              ISSUER                                     END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation           Bear Stearns Commercial Mortgage
                                                  Securities                                     $    688,490
                                                  -------------------------------------------------------------------
                                                  Citigroup, Inc.                                     780,000
                                                  -------------------------------------------------------------------
                                                  Citigroup/Deutsche Bank Commercial
                                                  Mortgage Trust                                    1,037,930
                                                  -------------------------------------------------------------------
                                                  Credit Suisse First Boston Mortgage
                                                  Securities Corp.                                    818,019
                                                  -------------------------------------------------------------------
                                                  E*TRADE Financial Corp.                           1,101,888
                                                  -------------------------------------------------------------------
                                                  The Goldman Sachs Group, Inc.                       790,509
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                                510,692
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase Commercial Mortgage
                                                  Securities                                          611,116
                                                  -------------------------------------------------------------------
                                                  Lehman Brothers Holdings, Inc.*                      21,150
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    1,776,142
                                                  -------------------------------------------------------------------
                                                  Nuveen Investments, Inc.                            101,120
---------------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield          None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality             None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                      None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Seligman National Municipal                       None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                       None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income      GS Mortgage Securities II                         2,818,152
                                                  -------------------------------------------------------------------
                                                  Lehman Brothers Holdings, Inc.*                     136,000
---------------------------------------------------------------------------------------------------------------------

Columbia Asia Pacific ex-Japan                    None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Bond                    Morgan Stanley                                    1,195,868
---------------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Opportunity             None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

Columbia European Equity                          Credit Suisse Group AG                              946,036
---------------------------------------------------------------------------------------------------------------------

Columbia Frontier                                 E*Trade Financial Corp.                           1,124,109
---------------------------------------------------------------------------------------------------------------------

Columbia Global Bond                              Citigroup                                         1,643,537
                                                  -------------------------------------------------------------------
                                                  Citigroup Commercial Mortgage Trust               1,822,872
                                                  -------------------------------------------------------------------
                                                  Credit Suisse First Boston Mortgage
                                                  Securities Corp.                                    464,637
                                                  -------------------------------------------------------------------
                                                  GS Mortgage Securities Corp. II                   1,167,396
                                                  -------------------------------------------------------------------
                                                  The Goldman Sachs Group, Inc.                     1,445,779
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              2,170,720
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase Commercial Mortgage
                                                  Securities Corp                                   2,723,990
                                                  -------------------------------------------------------------------
                                                  LB-UBS Commercial Mortgage Trust                  3,368,905
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    3,127,492
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley Capital 1                          1,388,870
---------------------------------------------------------------------------------------------------------------------

Columbia Global Equity                            Citigroup, Inc.                                   4,727,308
                                                  -------------------------------------------------------------------
                                                  Credit Suisse Group AG                            3,581,884
                                                  -------------------------------------------------------------------
                                                  JPMorgan Chase & Co.                              5,390,197
---------------------------------------------------------------------------------------------------------------------

Columbia Global Extended Alpha                    None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value        None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

Columbia Seligman Global Technology               None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity      Credit Suisse Group SA                            2,437,141
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth  None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap      None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                 None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity            None                                                    N/A
---------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 55

                                                                                         VALUE OF SECURITIES OWNED AT
FUND                                              ISSUER                                     END OF FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond                 None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity               E*TRADE Financial                              $  3,797,720
                                                  -------------------------------------------------------------------
                                                  Legg Mason                                        2,696,490
---------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt               None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
Columbia Government Money Market                  None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications and Information  None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value                   JPMorgan Chase & Co.                              8,334,000
                                                  -------------------------------------------------------------------
                                                  Morgan Stanley                                    7,340,800
---------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value                 None                                                    N/A
---------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate            None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate  None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Seligman Capital                                  None                                                    N/A
---------------------------------------------------------------------------------------------------------------------
Seligman Growth                                   Goldman Sachs Group                               9,455,040
---------------------------------------------------------------------------------------------------------------------



     * Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.


Statement of Additional Information - Dec. 30, 2010                      Page 56

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2010                                    2009         2008
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder     None               --           --           --           --           $  0        $    0(a)
Fund
--------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder     None               --           --           --           --              0             0(a)
Fund II
--------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder     None               --           --           --           --              0             0(a)
Fund III
--------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder  None               --           --           --           --              0             0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder  None               --           --           --           --              0             0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder  None               --           --           --           --              0             0
Moderate
--------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder  None               --           --           --           --              0             0
Moderate Aggressive
--------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder  None               --           --           --           --              0             0
Moderate Conservative
--------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder  None               --           --           --           --              0             0
Total Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index   None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company   None               --           --           --           --              0             0
Index
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Columbia Equity Value       None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Precious        None               --           --           --           --              0             0
Metals and Mining
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 57

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2010                                    2009         2008
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian  None               --           --           --           --           $  0        $    0(b)
Equity
--------------------------------------------------------------------------------------------------------------------------
Columbia Recovery and       None               --           --           --           --              0(c)        N/A
Infrastructure
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2010
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2015
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2020
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2025
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2030
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2035
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2040
--------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus    None               --           --           --           --              0             0
2045
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond    None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor      None               --           --           --           --              0             0
Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government    None               --           --           --           --              0             0
Mortgage
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners        None               --           --           --           --              0             0
Fundamental Value
--------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration  None               --           --           --           --              0             0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Columbia Dividend                              --           --           --           --              0             0
Opportunity                 None
--------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate     None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 58

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2010                                    2009         2008
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Columbia Floating Rate      None               --           --           --           --           $  0        $    0
--------------------------------------------------------------------------------------------------------------------------
Columbia Income             None               --           --           --           --              0             0
Opportunities
--------------------------------------------------------------------------------------------------------------------------
Columbia Inflation          None               --           --           --           --              0             0
Protected Securities
--------------------------------------------------------------------------------------------------------------------------
Columbia Large Core         None                                                                      0             0
Quantitative
--------------------------------------------------------------------------------------------------------------------------
Columbia Limited Duration   None               --           --           --           --              0             0
Credit
--------------------------------------------------------------------------------------------------------------------------
Columbia Money Market       None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --           --           --           --              0             0
Small and Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     None               --           --           --           --              0             0
Small
Cap Value
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond   None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-     None               --           --           --           --              0             0
Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource California      None               --           --           --           --              0             0
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-   None               --           --           --           --              0             0
Exempt
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Columbia Diversified        None               --           --           --           --              0             0
Equity Income
--------------------------------------------------------------------------------------------------------------------------
Columbia Large Growth       None               --           --           --           --              0             0
Quantitative
--------------------------------------------------------------------------------------------------------------------------
Columbia Large Value        None               --           --           --           --              0             0(d)
Quantitative
--------------------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value      None               --           --           --           --              0             0
Opportunity
--------------------------------------------------------------------------------------------------------------------------
Columbia Strategic          None               --           --           --           --              0             0
Allocation
--------------------------------------------------------------------------------------------------------------------------

RiverSource Balanced        None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic       None               --           --           --           --              0             0
Income Allocation
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 59

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2010                                    2009         2008
--------------------------------------------------------------------------------------------------------------------------
Seligman California         None               --           --           --           --           $  0        $    0
Municipal High-Yield
--------------------------------------------------------------------------------------------------------------------------
Seligman California         None               --           --           --           --              0             0
Municipal Quality
--------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota          None               --           --           --           --              0             0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman National           None               --           --           --           --              0             0
Municipal
--------------------------------------------------------------------------------------------------------------------------
Seligman New York           None               --           --           --           --              0             0
Municipal
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return    None               --           --           --           --              0             0
Currency and Income
--------------------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-   None               --           --           --           --              0(e)        N/A
Japan
--------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets   None               --           --           --           --              0             0
Bond
--------------------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets   None               --           --           --           --              0             0
Opportunity
--------------------------------------------------------------------------------------------------------------------------

Columbia European Equity    None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

Columbia Frontier           None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Columbia Global Bond        None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

Columbia Global Equity      None               --           --           --           --              0             0
--------------------------------------------------------------------------------------------------------------------------

Columbia Global Extended    None               --           --           --           --              0             0(f)
Alpha
--------------------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor      Sanford            (1)         $ 0           --           --              0         1,677
International Value         Bernstein
--------------------------------------------------------------------------------------------------------------------------

Columbia Seligman Global    None               --           --           --           --              0             0
Technology
--------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined     None               --           --           --           --              0             0
International Equity
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners        Merrill            (2)                                                  585             0
International Select        Lynch
Growth                      Capital
                            Markets
--------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        None               --           --           --           --              0             0
International Small Cap
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --           --           --           --              0             0(f)
Income
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International  None               --           --           --           --              0             0
Opportunity
--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Dec. 30, 2010                      Page 60

                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-      None               --           --           --           --            $0           $0
Exempt Bond
--------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth                        --           --           --           --             0            0
Opportunity                 None
--------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate    None               --           --           --           --             0            0
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt      None               --           --           --           --             0            0
High Income
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Columbia Government Money   None               --           --           --           --             0            0
Market
--------------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap   None               --           --           --           --             0            0
Value
--------------------------------------------------------------------------------------------------------------------------

Columbia Select Smaller-    None               --           --           --           --             0            0
Cap Value
--------------------------------------------------------------------------------------------------------------------------

Columbia Seligman           None               --           --           --           --             0            0
Communications and
Information
--------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global  None               --           --           --           --             0            0
Real Estate
--------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle         None               --           --           --           --             0            0
Monthly Dividend Real
Estate
--------------------------------------------------------------------------------------------------------------------------

Seligman Capital            None               --           --           --           --             0            0
--------------------------------------------------------------------------------------------------------------------------
Seligman Growth             None               --           --           --           --             0            0
--------------------------------------------------------------------------------------------------------------------------


    (1) Affiliate of AllianceBernstein L.P., a subadviser.
    (2) Affiliate of Columbia Wanger Asset Management, L.P., a subadviser.
    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
    (d) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

    (e) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

    (f) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


Statement of Additional Information - Dec. 30, 2010                      Page 61

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1. All expenses of a fund, including the management fee and administrative services fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV.

                          TABLE 8. VALUING FUND SHARES


FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund
     Class A                                   $  191,609,144         19,630,870                $ 9.76
     Class B                                       24,940,436          2,547,850                  9.79
     Class C                                       12,407,352          1,267,551                  9.79
     Class R4                                           9,771              1,000                 9.774
-----------------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund II
     Class A                                      336,673,414         35,567,971                  9.47
     Class B                                       35,116,660          3,701,134                  9.49
     Class C                                       15,534,369          1,636,863                  9.49
     Class R4                                          18,248              1,926                  9.47
-----------------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund III
     Class A                                      169,340,312         17,933,995                  9.44
     Class B                                       17,093,815          1,803,903                  9.48
     Class C                                        8,762,187            925,152                  9.47
     Class R4                                          36,268              3,844                  9.43
-----------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Aggressive
     Class A                                      411,905,718         47,812,554                  8.62
     Class B                                       69,631,727          8,121,597                  8.57
     Class C                                       26,852,423          3,157,443                  8.50
     Class R4                                         391,084             45,318                  8.63
-----------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Conservative
     Class A                                      188,324,159         19,284,494                  9.77
     Class B                                       38,996,195          4,007,171                  9.73
     Class C                                       18,361,827          1,886,873                  9.73
     Class R4                                          68,268              7,043                  9.69
-----------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate
     Class A                                      936,670,111         99,022,922                  9.46
     Class B                                      163,374,895         17,355,229                  9.41
     Class C                                       60,532,854          6,431,212                  9.41
     Class R4                                         221,015             23,381                  9.45
-----------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate
  Aggressive
     Class A                                      848,711,038         93,990,508                  9.03
     Class B                                      143,830,084         16,003,632                  8.99
     Class C                                       44,907,699          5,004,198                  8.97
     Class R4                                         842,067             93,149                  9.04
-----------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate
  Conservative
     Class A                                      335,708,725         34,921,226                  9.61
     Class B                                       60,124,214          6,274,529                  9.58
     Class C                                       26,207,827          2,735,790                  9.58
     Class R4                                          28,861              3,017                  9.57
-----------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Total Equity
     Class A                                      348,269,405         42,472,580                  8.20
     Class B                                       56,041,391          6,869,051                  8.16
     Class C                                       25,712,743          3,180,656                  8.08
     Class R4                                         227,529             27,657                  8.23
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 62

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index
     Class A**                                 $   21,534,109          6,062,565                $ 3.55
     Class Z**                                    100,496,276         28,199,115                  3.56
-----------------------------------------------------------------------------------------------------------------

RiverSource Small Company Index
     Class A                                      328,913,706         84,403,946                  3.90
     Class B                                       43,947,939         14,032,865                  3.13
     Class R4                                       6,632,993          1,640,892                  4.04
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Columbia Equity Value
     Class A                                      681,073,286         70,741,844                  9.63
     Class B                                       50,132,060          5,184,913                  9.67
     Class C                                        4,895,038            512,462                  9.55
     Class I                                       18,363,036          1,905,271                  9.64
     Class R                                           30,124              3,129                  9.63
     Class R3                                         183,254             19,014                  9.64
     Class R4                                      10,092,743          1,046,026                  9.65
     Class R5                                           6,508                676                  9.63
     Class W                                            3,658                380                  9.63
-----------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and Mining
     Class A                                      133,459,266         10,925,790                 12.22
     Class B                                       13,809,631          1,240,361                 11.13
     Class C                                        4,233,101            389,141                 10.88
     Class I                                           12,268                989                 12.40
     Class R4                                         177,328             14,319                 12.38
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity
     Class A                                       33,365,848          2,185,314                $15.27
     Class B                                        1,401,883             92,764                 15.11
     Class C                                        2,405,895            159,728                 15.06
     Class I                                        4,324,899            281,691                 15.35
     Class R5                                           7,670                500                 15.34
-----------------------------------------------------------------------------------------------------------------

Columbia Recovery and Infrastructure
     Class A                                      438,673,229         22,317,277                 19.66
     Class B                                       21,596,850          1,108,701                 19.48
     Class C                                       27,986,758          1,436,501                 19.48
     Class I                                      117,332,774          5,939,737                 19.75
     Class R                                           80,728              4,127                 19.56
     Class R3                                          19,621              1,000                 19.62
     Class R4                                         623,844             31,702                 19.68
     Class R5                                          59,600              3,020                 19.74
-----------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2010
     Class A                                        3,004,756            352,192                  8.53
     Class R                                            3,994                468                  8.53
     Class R3                                           3,994                468                  8.53
     Class R4                                           3,996                468                  8.54
     Class R5                                           3,998                468                  8.54
     Class Y                                        5,248,330            614,374                  8.54
-----------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2015
     Class A                                        5,097,950            597,650                  8.53
     Class R                                            3,973                465                  8.54
     Class R3                                           3,973                465                  8.54
     Class R4                                           3,975                465                  8.55
     Class R5                                           3,981                465                  8.56
     Class Y                                       16,572,401          1,937,035                  8.56
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 63

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020
     Class A                                   $    5,667,643            702,748                $ 8.06
     Class R                                           78,158              9,696                  8.06
     Class R3                                           3,759                464                  8.10
     Class R4                                           3,760                464                  8.10
     Class R5                                           3,765                464                  8.11
     Class Y                                       17,797,248          2,195,426                  8.11
-----------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2025
     Class A                                        3,282,520            407,390                  8.06
     Class R                                           22,706              2,823                  8.04
     Class R3                                           3,768                466                  8.09
     Class R4                                           3,778                465                  8.12
     Class R5                                           3,778                465                  8.12
     Class Y                                       23,159,563          2,856,811                  8.11
-----------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2030
     Class A                                        3,128,008            387,287                  8.08
     Class R                                           11,770              1,457                  8.08
     Class R3                                           3,744                464                  8.07
     Class R4                                           3,752                464                  8.09
     Class R5                                           3,757                464                  8.10
     Class Y                                       22,379,892          2,763,842                  8.10
-----------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2035
     Class A                                        1,956,294            244,856                  7.99
     Class R                                            3,735                467                  8.00
     Class R3                                           3,739                467                  8.01
     Class R4                                           3,740                467                  8.01
     Class R5                                           3,746                467                  8.02
     Class Y                                       17,305,186          2,157,431                  8.02
-----------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2040
     Class A                                        1,741,154            224,227                  7.77
     Class R                                           11,120              1,430                  7.78
     Class R3                                          35,194              4,525                  7.78
     Class R4                                           3,616                464                  7.79
     Class R5                                           3,621                464                  7.80
     Class Y                                       12,213,457          1,565,039                  7.80
-----------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2045
     Class A                                        1,471,608            185,478                  7.93
     Class R                                            4,460                562                  7.94
     Class R3                                           3,702                466                  7.94
     Class R4                                          13,137              1,653                  7.95
     Class R5                                           3,708                466                  7.96
     Class Y                                       11,614,891          1,459,211                  7.96
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond
     Class A                                    1,192,635,686        457,046,893                  2.61
     Class B                                       91,104,344         34,942,309                  2.61
     Class C                                       70,488,596         27,193,543                  2.59
     Class I                                      144,202,631         55,371,206                  2.60
     Class R                                        5,689,581          2,174,204                  2.62
     Class R3                                       4,003,157          1,526,132                  2.62
     Class R4                                      43,405,874         16,621,906                  2.61
     Class R5                                       7,957,720          3,054,300                  2.61
     Class W                                      100,226,537         38,706,595                  2.59
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 64

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value
     Class A                                   $  277,383,581         56,445,589                $ 4.91
     Class B                                       62,403,783         13,736,068                  4.54
     Class C                                        7,765,256          1,704,900                  4.55
     Class I                                       43,814,661          8,585,111                  5.10
     Class R                                          679,273            138,536                  4.90
     Class R3                                         439,854             88,320                  4.98
     Class R4                                         370,250             73,789                  5.02
     Class R5                                      11,078,515          2,197,207                  5.04
-----------------------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage
     Class A                                       80,371,258         15,588,925                  5.16
     Class B                                       17,619,412          3,416,007                  5.16
     Class C                                        5,217,051          1,011,314                  5.16
     Class I                                      132,494,594         25,723,583                  5.15
     Class R4                                          85,125             16,536                  5.15
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value
     Class A                                      307,057,850         70,426,307                  4.36
     Class B                                       51,870,545         12,425,795                  4.17
     Class C                                        8,227,996          1,965,058                  4.19
     Class I                                      174,554,927         39,571,435                  4.41
     Class R4                                         153,322             34,916                  4.39
-----------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government
     Class A                                      488,090,547        102,802,359                  4.75
     Class B                                       66,777,148         14,065,529                  4.75
     Class C                                       27,832,188          5,862,287                  4.75
     Class I                                       67,563,272         14,218,020                  4.75
     Class R                                        2,999,953            631,892                  4.75
     Class R4                                       4,709,513            991,519                  4.75
     Class W                                            4,996              1,053                  4.74
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity
     Class A                                      883,208,464        139,966,191                  6.31
     Class B                                       68,144,709         10,871,463                  6.27
     Class C                                       21,354,419          3,418,234                  6.25
     Class I                                      165,701,325         26,198,041                  6.32
     Class R                                          196,428             31,069                  6.32
     Class R3                                           4,127                653                  6.32
     Class R4                                       1,455,755            230,050                  6.33
     Class R5                                         968,152            152,954                  6.33
     Class W                                            3,592                568                  6.32
-----------------------------------------------------------------------------------------------------------------

RiverSource Real Estate
     Class A                                       52,648,116          5,701,458                  9.23
     Class B                                        6,533,282            713,272                  9.16
     Class C                                        1,396,367            152,727                  9.14
     Class I                                      131,165,236         14,173,209                  9.25
     Class R4                                          60,555              6,587                  9.19
     Class W                                            2,528                275                  9.19
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Columbia Floating Rate
     Class A                                      226,172,173         26,483,112                  8.54
     Class B                                        9,928,119          1,161,939                  8.54
     Class C                                       21,210,203          2,483,252                  8.54
     Class I                                      101,982,065         11,945,601                  8.54
     Class R4                                         178,181             20,812                  8.56
     Class R5                                           4,760                556                  8.56
     Class W                                            4,246                497                  8.54
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 65

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Columbia Income Opportunities
     Class A                                   $  498,802,615         51,300,169                $ 9.72
     Class B                                       29,050,926          2,989,075                  9.72
     Class C                                       60,481,511          6,224,222                  9.72
     Class I                                      182,941,408         18,794,063                  9.73
     Class R4                                         403,599             41,375                  9.75
     Class R5                                           5,068                521                  9.73
-----------------------------------------------------------------------------------------------------------------

Columbia Inflation Protected Securities
     Class A                                      297,826,817         28,749,837                 10.36
     Class B                                       14,961,461          1,445,877                 10.35
     Class C                                       17,160,807          1,658,844                 10.35
     Class I                                      184,100,334         17,768,869                 10.36
     Class R                                        1,474,003            142,411                 10.35
     Class R4                                          79,085              7,639                 10.35
     Class R5                                           5,139                496                 10.36
     Class W                                      100,345,459          9,690,622                 10.35
-----------------------------------------------------------------------------------------------------------------

Columbia Large Core Quantitative
     Class A                                    2,688,843,397        567,423,999                  4.74
     Class B                                      153,325,657         32,554,969                  4.71
     Class C                                       21,982,264          4,714,140                  4.66
     Class I                                      314,250,741         65,856,337                  4.77
     Class R                                        2,193,578            463,276                  4.73
     Class R3                                           6,033              1,273                  4.74
     Class R4                                     162,518,882         34,154,804                  4.76
     Class R5                                      24,848,139          5,229,982                  4.75
     Class W                                      373,927,157         79,042,111                  4.73
-----------------------------------------------------------------------------------------------------------------

Columbia Limited Duration Credit
     Class A                                      392,689,453         39,500,738                  9.94
     Class B                                       11,562,307          1,163,439                  9.94
     Class C                                       49,324,257          4,964,675                  9.94
     Class I                                      126,851,810         12,755,538                  9.94
     Class R4                                         540,555             54,240                  9.97
     Class W                                            5,096                512                  9.95
-----------------------------------------------------------------------------------------------------------------

Columbia Money Market
     Class A                                    2,528,588,079      2,528,587,497                  1.00
     Class B                                       33,926,741         33,926,744                  1.00
     Class C                                        7,909,529          7,909,540                  1.00
     Class I                                       27,174,833         27,174,915                  1.00
     Class R                                            2,500              2,500                  1.00
     Class R5                                         725,626            725,628                  1.00
     Class W                                       34,576,967         34,577,375                  1.00
     Class Y                                       26,190,282         26,190,329                  1.00
     Class Z                                       19,816,215         19,816,218                  1.00
-----------------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap
  Equity
     Class A                                        9,570,996          1,291,322                  7.41
     Class B                                          586,284             81,313                  7.21
     Class C                                          205,141             28,435                  7.21
     Class I                                       27,121,153          3,643,387                  7.44
     Class R4                                           8,952              1,206                  7.42
     Class W                                      104,872,014         14,205,922                  7.38
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 66

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value
     Class A                                   $    3,483,311            441,264                $ 7.89
     Class B                                          141,730             18,276                  7.75
     Class C                                          120,243             15,510                  7.75
     Class I                                       47,679,790          6,023,250                  7.92
     Class R                                            3,587                455                  7.88
     Class R3                                           5,300                672                  7.89
     Class R4                                           7,899              1,000                  7.90
     Class R5                                           3,599                455                  7.91
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond
     Class A                                    3,258,076,487        642,678,449                  5.07
     Class B                                      116,363,532         22,963,835                  5.07
     Class C                                       61,700,918         12,168,343                  5.07
     Class I                                    1,021,032,051        201,137,653                  5.08
     Class R2                                       1,040,372            204,835                  5.08
     Class R3                                          11,200              2,207                  5.07
     Class R4                                      74,983,846         14,807,342                  5.06
     Class R5                                         237,004             46,821                  5.06
     Class W                                      525,188,670        103,547,472                  5.07
-----------------------------------------------------------------------------------------------------------------

Columbia Minnesota Tax-Exempt
     Class A                                      329,334,780         60,200,883                  5.47
     Class B                                        5,767,557          1,053,321                  5.48
     Class C                                       20,225,454          3,696,926                  5.47
-----------------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt
     Class A                                      150,279,608         29,127,363                  5.16
     Class B                                        1,787,095            346,584                  5.16
     Class C                                        3,499,880            677,462                  5.17
-----------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt
     Class A                                       52,428,136         10,220,753                  5.13
     Class B                                        1,330,181            259,423                  5.13
     Class C                                        1,038,696            202,525                  5.13
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income
     Class A                                    3,516,017,269        389,395,539                  9.03
     Class B                                      246,456,142         27,221,768                  9.05
     Class C                                       66,504,755          7,373,898                  9.02
     Class I                                      213,082,965         23,613,488                  9.02
     Class R                                       10,506,228          1,168,068                  8.99
     Class R3                                     103,577,188         11,487,624                  9.02
     Class R4                                     217,778,940         24,100,425                  9.04
     Class R5                                      60,155,529          6,658,624                  9.03
     Class W                                            3,262                361                  9.04
     Class Z                                            2,502                277                  9.03
-----------------------------------------------------------------------------------------------------------------

Columbia Large Growth Quantitative
     Class A                                      343,147,336         41,220,512                  8.32
     Class B                                        2,567,787            312,466                  8.22
     Class C                                        1,676,234            203,894                  8.22
     Class I                                      228,157,694         27,114,466                  8.41
     Class R                                            8,367              1,000                  8.37
     Class R4                                           8,391              1,000                  8.39
     Class W                                      176,537,944         21,144,075                  8.35
     Class Z                                            2,500                297                  8.42
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 67

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative
     Class A                                   $    3,009,345            367,645                $ 8.19
     Class B                                          225,501             27,754                  8.12
     Class C                                           93,969             11,609                  8.09
     Class I                                       69,800,213          8,484,965                  8.23
     Class R                                            8,174              1,000                  8.17
     Class R4                                          14,880              1,814                  8.20
     Class W                                      173,685,076         21,218,876                  8.19
     Class Z                                            2,501                304                  8.23
-----------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value Opportunity
     Class A                                   $1,324,861,234        190,828,987                $ 6.94
     Class B                                       92,369,516         13,858,019                  6.67
     Class C                                       45,316,976          6,804,993                  6.66
     Class I                                      117,621,210         16,645,131                  7.07
     Class R                                       16,531,042          2,401,189                  6.88
     Class R3                                      67,911,361          9,816,068                  6.92
     Class R4                                     389,349,450         55,711,660                  6.99
     Class R5                                     139,751,259         19,946,983                  7.01
     Class W                                            3,543                506                  7.00
     Class Z                                            2,524                357                  7.07
-----------------------------------------------------------------------------------------------------------------

Columbia Strategic Allocation
     Class A                                      945,595,394        104,846,576                  9.02
     Class B                                       74,220,445          8,307,991                  8.93
     Class C                                       36,613,825          4,121,060                  8.88
     Class I                                            3,911                434                  9.01
     Class R                                            3,911                434                  9.01
     Class R4                                         415,695             46,005                  9.04
     Class Z                                            2,506                278                  9.01
-----------------------------------------------------------------------------------------------------------------

RiverSource Balanced
     Class A                                      533,192,271         56,904,635                  9.37
     Class B                                       12,294,194          1,318,973                  9.32
     Class C                                        9,020,576            970,289                  9.30
     Class R                                           41,338              4,407                  9.38
     Class R4                                      49,539,635          5,286,958                  9.37
     Class R5                                           9,921              1,059                  9.37
-----------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation
     Class A                                      315,223,826         30,771,380                 10.24
     Class B                                       22,688,163          2,214,163                 10.25
     Class C                                       20,022,743          1,955,754                 10.24
     Class R                                            5,501                537                 10.24
     Class R4                                         245,350             23,962                 10.24
     Class R5                                         274,390             26,779                 10.25
-----------------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield
     Class A                                       28,747,011          4,322,399                  6.65
     Class C                                        5,744,151            862,661                  6.66
-----------------------------------------------------------------------------------------------------------------

Seligman California Municipal Quality
     Class A                                       35,845,008          5,416,521                  6.62
     Class C                                        3,245,882            492,661                  6.59
-----------------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal
     Class A                                       66,906,242          8,577,335                  7.80
     Class C                                        1,610,476            205,970                  7.82
-----------------------------------------------------------------------------------------------------------------

Seligman National Municipal
     Class A                                      612,804,736         76,266,935                  8.03
     Class C                                       33,499,183          4,149,355                  8.07
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 68

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Seligman New York Municipal
     Class A                                   $   76,164,778          9,168,458                $ 8.31
     Class C                                        8,519,499          1,023,526                  8.32
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income
     Class A                                       62,208,913          6,219,687                 10.00
     Class B                                        1,006,359            102,217                  9.85
     Class C                                        4,702,587            478,184                  9.83
     Class I                                       38,718,422          3,837,044                 10.09
     Class W                                       63,368,675          6,341,968                  9.99
     Class Z                                           14,183              1,405                 10.09
-----------------------------------------------------------------------------------------------------------------

Columbia Asia Pacific ex-Japan
     Class A                                           77,994              5,656                 13.79
     Class C                                            2,590                188                 13.78
     Class I                                            2,592                188                 13.79
     Class R                                            2,592                188                 13.79
     Class R5                                     512,721,223         37,182,125                 13.79
     Class Z                                            2,592                188                 13.79
-----------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Bond
     Class A                                       76,725,071          6,563,738                 11.69
     Class B                                        3,568,837            305,715                 11.67
     Class C                                        3,622,183            310,872                 11.65
     Class I                                       78,153,644          6,684,022                 11.69
     Class R4                                         124,205             10,632                 11.68
     Class W                                       74,066,903          6,343,020                 11.68
     Class Z                                          122,842             10,506                 11.69
-----------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Opportunity
     Class A                                      523,288,192         53,653,023                  9.75
     Class B                                       37,312,287          4,319,656                  8.64
     Class C                                       38,770,335          4,501,173                  8.61
     Class I                                       84,278,781          8,306,376                 10.15
     Class R                                       15,164,872          1,561,399                  9.71
     Class R4                                       1,402,320            138,188                 10.15
     Class R5                                         687,416             67,607                 10.17
     Class W                                            2,641                271                  9.75
     Class Z                                           21,446              2,114                 10.14
-----------------------------------------------------------------------------------------------------------------

Columbia European Equity
     Class A                                       69,831,477         12,044,258                  5.80
     Class B                                        4,050,968            701,073                  5.78
     Class C                                        1,405,823            245,717                  5.72
     Class I                                            7,743              1,336                  5.80
     Class R4                                          25,391              4,385                  5.79
     Class Z                                            2,626                453                  5.80
-----------------------------------------------------------------------------------------------------------------

Columbia Frontier
     Class A                                       70,460,355          7,258,658                  9.71
     Class B                                        6,999,653            904,213                  7.74
     Class C                                       10,982,957          1,411,669                  7.78
     Class I                                       47,858,645          4,624,901                 10.35
     Class R                                          106,641             11,220                  9.50
     Class R4                                          59,375              5,759                 10.31
     Class R5                                         816,227             78,922                 10.34
     Class Z                                            2,629                254                 10.35
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 69

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Columbia Global Bond
     Class A                                   $  246,929,356         33,048,004                $ 7.47
     Class B                                       18,512,676          2,460,622                  7.52
     Class C                                        6,162,276            827,014                  7.45
     Class I                                      195,612,882         26,157,651                  7.48
     Class R                                            5,341                716                  7.46
     Class R4                                         407,251             54,466                  7.48
     Class W                                       69,842,043          9,357,911                  7.46
     Class Z                                            7,523              1,006                  7.48
-----------------------------------------------------------------------------------------------------------------

Columbia Global Equity
     Class A                                      375,168,966         53,042,442                  7.07
     Class B                                       23,894,493          3,605,201                  6.63
     Class C                                       10,146,647          1,548,238                  6.55
     Class I                                       31,014,538          4,359,437                  7.11
     Class R                                           41,009              5,746                  7.14
     Class R4                                       7,015,836            983,963                  7.13
     Class R5                                          19,408              2,727                  7.12
     Class W                                            4,534                639                  7.10
     Class Z                                            2,598                365                  7.12
-----------------------------------------------------------------------------------------------------------------

Columbia Global Extended Alpha
     Class A                                        4,320,527            207,166                 20.86
     Class B                                          303,638             14,721                 20.63
     Class C                                          181,374              8,801                 20.61
     Class I                                        5,163,998            246,500                 20.95
     Class R                                           10,370                500                 20.74
     Class R4                                          90,339              4,331                 20.86
     Class Z                                           28,234              1,348                 20.95
-----------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor International Value
     Class A                                      427,389,225         69,673,191                  6.13
     Class B                                       48,327,297          8,399,429                  5.75
     Class C                                        9,217,955          1,609,913                  5.73
     Class I                                      185,979,047         29,479,532                  6.31
     Class R4                                         384,783             61,460                  6.26
     Class Z                                            2,592                411                  6.31
-----------------------------------------------------------------------------------------------------------------

Columbia Seligman Global Technology
     Class A                                      418,600,331         20,680,059                 20.24
     Class B                                       19,558,319          1,127,143                 17.35
     Class C                                       80,127,979          4,614,233                 17.37
     Class I                                       28,563,422          1,402,504                 20.37
     Class R                                        9,157,934            460,773                 19.88
     Class R4                                         533,526             26,294                 20.29
     Class R5                                      25,931,713          1,274,128                 20.35
     Class Z                                            2,647                130                 20.36
-----------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity
     Class A                                       38,153,014          5,195,522                  7.34
     Class B                                        4,503,501            621,082                  7.25
     Class C                                          991,847            137,200                  7.23
     Class I                                      146,207,418         19,793,638                  7.39
     Class R                                            3,705                509                  7.28
     Class R4                                          41,994              5,722                  7.34
     Class W                                      233,514,415         31,833,978                  7.34
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 70

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth
     Class A                                   $  171,468,665         25,040,565                $ 6.85
     Class B                                       15,773,648          2,408,409                  6.55
     Class C                                        8,328,966          1,273,890                  6.54
     Class I                                      201,118,144         29,022,441                  6.93
     Class R                                          256,011             37,627                  6.80
     Class R4                                         472,964             68,779                  6.88
     Class R5                                       1,168,237            168,408                  6.94
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
     Class A                                       74,193,979         12,132,556                  6.12
     Class B                                        4,602,545            790,626                  5.82
     Class C                                       22,904,177          3,937,917                  5.82
     Class I                                       38,219,477          6,128,848                  6.24
     Class R                                        1,902,958            311,833                  6.10
     Class R4                                         501,710             80,956                  6.20
     Class R5                                         949,405            152,401                  6.23
-----------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income
     Class A                                       29,056,833          2,907,285                  9.99
     Class B                                        1,875,577            188,131                  9.97
     Class C                                          844,357             84,741                  9.96
     Class I                                        4,935,451            493,000                 10.01
     Class R                                           10,502              1,050                 10.00
     Class R4                                          30,463              3,046                 10.00
-----------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity
     Class A                                      255,611,550         29,053,332                  8.80
     Class B                                       14,408,870          1,670,230                  8.63
     Class C                                        8,100,660            962,688                  8.41
     Class I                                      123,175,619         13,857,362                  8.89
     Class R                                        1,733,789            195,101                  8.89
     Class R4                                         153,243             17,066                  8.98
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond
     Class A                                      645,167,080        173,557,831                  3.72
     Class B                                       14,670,642          3,944,081                  3.72
     Class C                                        8,445,704          2,271,237                  3.72
-----------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Growth Opportunity
     Class A                                      553,923,464         64,580,896                  8.58
     Class B                                       50,253,513          7,048,364                  7.13
     Class C                                        7,874,750          1,103,661                  7.14
     Class I                                       71,139,006          7,877,330                  9.03
     Class R4                                       4,055,434            458,745                  8.84
-----------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt
     Class A                                       84,077,384         15,978,559                  5.26
     Class B                                        3,518,592            669,458                  5.26
     Class C                                        4,753,140            904,158                  5.26
-----------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income
     Class A                                    2,233,824,301        533,202,685                  4.19
     Class B                                       37,295,962          8,910,422                  4.19
     Class C                                       15,135,314          3,611,273                  4.19
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Columbia Government Money Market
     Class A                                       89,878,036         89,888,902                  1.00
     Class B                                        4,745,466          4,744,006                  1.00
     Class C                                       13,538,936         13,518,927                  1.00
     Class R                                        3,134,050          3,134,336                  1.00
     Class R5                                         128,883            128,873                  1.00
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 71

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value
     Class A                                   $  202,826,281         16,478,708                $12.31
     Class B                                        5,889,617            506,900                 11.62
     Class C                                       40,629,661          3,493,324                 11.63
     Class I                                       23,869,523          1,894,164                 12.60
     Class R                                        8,288,348            679,748                 12.19
     Class R3                                           5,402                443                 12.19
     Class R4                                           5,412                430                 12.59
     Class R5                                         718,316             56,928                 12.62
-----------------------------------------------------------------------------------------------------------------

Columbia Select Smaller-Cap Value
     Class A                                      221,181,372         17,565,526                 12.59
     Class B                                       26,499,678          2,376,033                 11.15
     Class C                                       46,625,791          4,175,990                 11.17
     Class I                                        6,299,696            471,820                 13.35
     Class R                                       10,777,562            872,458                 12.35
     Class R3                                           5,568                450                 12.37
     Class R4                                          41,632              3,122                 13.34
     Class R5                                       1,807,541            135,374                 13.35
-----------------------------------------------------------------------------------------------------------------

Columbia Seligman Communications and
  Information
     Class A                                    2,788,834,356         71,908,305                 38.78
     Class B                                      106,645,895          3,289,023                 32.42
     Class C                                      694,889,021         21,418,226                 32.44
     Class I                                       39,507,415            980,688                 40.29
     Class R                                       37,012,489            971,801                 38.09
     Class R3                                          16,436                431                 38.13
     Class R4                                           7,565                188                 40.24
     Class R5                                      14,853,268            368,766                 40.28
-----------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate
     Class A                                        3,954,525          1,131,585                  3.49
     Class C                                        3,230,557            928,401                  3.48
     Class I                                        5,868,744          1,675,386                  3.50
     Class R                                           65,688             18,792                  3.50
     Class R3                                           5,971              1,706                  3.50
     Class R4                                           7,004              2,001                  3.50
     Class R5                                       1,356,462            387,086                  3.50
-----------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real
  Estate
     Class A                                        6,537,789          1,804,866                  3.62
     Class B                                        2,419,442            668,153                  3.62
     Class C                                       10,283,911          2,841,350                  3.62
     Class I                                        1,709,431            471,537                  3.63
     Class R                                        3,927,576          1,088,654                  3.61
     Class R3                                           6,521              1,805                  3.61
     Class R4                                          16,991              4,682                  3.63
     Class R5                                       1,357,398            375,009                  3.62
-----------------------------------------------------------------------------------------------------------------

Seligman Capital
     Class A                                      157,108,911          7,820,630                 20.09
     Class B                                        5,955,476            365,780                 16.28
     Class C                                       45,861,279          2,809,562                 16.32
     Class I                                       12,192,369            581,385                 20.97
     Class R                                       10,324,166            520,475                 19.84
     Class R3                                           5,618                283                 19.85
     Class R4                                           5,632                269                 20.94
     Class R5                                       1,754,570             83,689                 20.97
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 72

FUND*                                            NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Seligman Growth
     Class A                                   $1,243,927,994        305,941,924                $ 4.07
     Class B                                       97,446,493         30,519,910                  3.19
     Class C                                       32,821,061         10,276,754                  3.19
     Class I                                      238,196,380         56,595,677                  4.21
     Class R                                        1,088,235            272,087                  4.00
     Class R3                                           6,400              1,597                  4.01
     Class R4                                      31,688,383          7,529,168                  4.21
     Class R5                                         420,125             99,877                  4.21
-----------------------------------------------------------------------------------------------------------------



   * Effective Sept. 7, 2010, Class R2 was renamed as Class R.

   ** Effective Sept. 7, 2010, Class D was renamed as Class A and Class E was renamed as Class Z.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS. A fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically, short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired

Statement of Additional Information - Dec. 30, 2010                      Page 73
at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted policies and procedures relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

PUBLIC DISCLOSURES
The funds' portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds' website. The information is available on the funds' website as described below.

- For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security's percentage of the market value of the fund's portfolio as of month-end.

- For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed

Statement of Additional Information - Dec. 30, 2010                      Page 74
  income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security's percentage of the market value of the fund's portfolio as of calendar quarter-end.

- For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund's most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC's website within sixty (60) days of the end of a fund's fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund's largest five to fifteen holdings, as a percent of the market value of the funds' portfolios as of a month-end. This holdings information is made publicly available through the website columbiamanagement.com, approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds' websites pursuant to the funds' policies may change from time to time without prior notice.

OTHER DISCLOSURES
The funds' policies and procedures provide that no disclosures of the funds' portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds' distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund's sub-advisor(s) (if any), affiliates of the investment manager, the funds' custodian, sub-custodians, the funds' independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted policies to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such

Statement of Additional Information - Dec. 30, 2010                      Page 75
holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's legal department, Compliance, and the funds' President. The PHC has been authorized by each fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund's President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

ONGOING PORTFOLIO HOLDINGS DISCLOSURE ARRANGEMENTS:
In addition to the daily information provided to the fund's custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

                                                                                                            FREQUENCY OF
IDENTITY OF RECIPIENT          CONDITIONS/RESTRICTIONS ON USE OF INFORMATION                                DISCLOSURE
------------------------------------------------------------------------------------------------------------------------
Bitlathe                       Website support for fund performance disclosure                              Monthly
BlackRock, Inc.                For providing trading operations and portfolio management support.           Daily
Bloomberg, L.P.                For independent research of funds.  Sent monthly, approximately 30 days      Monthly
                                 after month end.
Bowne & Co.                    For printing of proxies and annual updates to prospectuses and SAIs.         As needed
Cenveo, Inc.                   For printing of prospectuses, supplements, SAIs and shareholder reports.     As needed
Factset Research Systems       For provision of quantitative analytics, charting and fundamental data to    Daily
                                 the investment manager.
Investment Technology Group,   For evaluation and assessment of trading activity, execution and practices   Daily
Inc. (ITG, formerly known as     by the investment manager.
Plexus Group)
InvestorTools, Inc.            Provide descriptive data for municipal securities                            Daily
Morningstar, Inc.              For independent research and ranking of funds.  Sent monthly, approximately  Monthly
                                 25 days after month end.
RiskMetrics Group (formerly    Proxy voting administration and research on proxy matters.                   Daily
Institutional Shareholder
Services)
Thomson Reuters Corp.          Information provided monthly with a 30 day lag to assure accuracy of Lipper  Monthly
(Lipper)                         Fact Sheets.
------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - Dec. 30, 2010                      Page 76

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our

Statement of Additional Information - Dec. 30, 2010                      Page 77
fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, Columbia Management, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. Columbia Management may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain funds may invest in shares of other funds in the Fund Family (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.


Statement of Additional Information - Dec. 30, 2010                      Page 78

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

INVESTING IN A FUND

The Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Legacy Columbia funds (see Appendix E). The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the Legacy RiverSource funds (see Appendix F).

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the class' public offering price. For funds other than money market funds and, as noted below in Table 9, certain other funds, the public offering price for Class A shares is the NAV of one share adjusted for the sales charge applicable to the class. For money market funds and, as noted below in Table 9, certain other funds, the public offering price is the NAV. For all funds, for Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The table is organized by investment category. You can find your fund's investment category in Table 1.

                     TABLE 9. CLASS A INITIAL SALES CHARGE


-------------------------------------------------------------------------------------------------------------------
                                                                         SALES CHARGE(a) AS A PERCENTAGE OF:
-------------------------------------------------------------------------------------------------------------------
                                                                      PUBLIC OFFERING             NET AMOUNT
  FUND CATEGORY                             TOTAL MARKET VALUE            PRICE(b)                 INVESTED
-------------------------------------------------------------------------------------------------------------------
                                                  $0 - $49,999             5.75%                     6.10%
                                           ------------------------------------------------------------------------
                                             $50,000 - $99,999             4.50%                     4.71%
                                           ------------------------------------------------------------------------
                                           $100,000 - $249,999             3.50%                     3.63%
                                           ------------------------------------------------------------------------
 Balanced, Equity, Fund-of-                $250,000 - $499,999             2.50%                     2.56%
  funds - equity*
                                           ------------------------------------------------------------------------
                                           $500,000 - $999,999             2.00%                     2.04%
                                           ------------------------------------------------------------------------
                                            $1,000,000 or more(c),(d)      0.00%                     0.00%
-------------------------------------------------------------------------------------------------------------------

                                                  $0 - $49,999             4.75%                     4.99%
                                           ------------------------------------------------------------------------
                                             $50,000 - $99,999             4.25%                     4.44%
                                           ------------------------------------------------------------------------
 Fund-of-funds - fixed income, State       $100,000 - $249,999             3.50%                     3.63%
 tax-exempt fixed income, Taxable fixed
 income, Tax-exempt fixed income
------------------------------------------------------------------------------------------------------------
                                           $250,000 - $499,999             2.50%                     2.56%
------------------------------------------------------------------------------------------------------------
                                           $500,000 - $999,999             2.00%                     2.04%
------------------------------------------------------------------------------------------------------------
                                            $1,000,000 or more(c),(d)      0.00%                     0.00%
-------------------------------------------------------------------------------------------------------------------

 For Columbia Absolute Return Currency            $0 - $99,999             3.00%                     3.09%
 and Income Fund, Columbia Floating Rate
 Fund, Columbia Inflation Protected
 Securities Fund, Columbia Limited
 Duration Credit Fund, RiverSource
 Intermediate Tax-Exempt Fund and
 RiverSource Short Duration U.S.
 Government Fund
------------------------------------------------------------------------------------------------------------
                                           $100,000 - $249,999             2.50%                     2.56%
------------------------------------------------------------------------------------------------------------
                                           $250,000 - $499,999             2.00%                     2.04%
------------------------------------------------------------------------------------------------------------
                                           $500,000 - $999,999             1.50%                     1.52%
------------------------------------------------------------------------------------------------------------
                                            $1,000,000 or more(c),(d)      0.00%                     0.00%
------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------



      * RiverSource S&P 500 Index Fund is not subject to a front-end sales change on Class A shares.


Statement of Additional Information - Dec. 30, 2010                      Page 79

    (a) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

    (b) Purchase price includes the sales charge.

    (c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.

    (d) For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 10. PUBLIC OFFERING PRICE

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Columbia Income Builder Fund                        $ 9.76           0.9525          $10.25
----------------------------------------------------------------------------------------------
Columbia Income Builder Fund II                       9.47           0.9525            9.94
----------------------------------------------------------------------------------------------
Columbia Income Builder Fund III                      9.44           0.9525            9.91
----------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive                 8.62           0.9425            9.15
----------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative               9.77           0.9525           10.26
----------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate                   9.46           0.9425           10.04
----------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive        9.03           0.9425            9.58
----------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate
  Conservative                                        9.61           0.9525           10.09
----------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity               8.20           0.9425            8.70
----------------------------------------------------------------------------------------------
RiverSource S&P 500 Index (for Class D, now
  known as Class A)                                   3.55      No sales charge        3.55
----------------------------------------------------------------------------------------------
RiverSource Small Company Index                       3.90           0.9425            4.14
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Columbia Equity Value                                 9.63           0.9425           10.22
----------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining               12.22           0.9425           12.97
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity                    15.27           0.9425           16.20
----------------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure                 19.66           0.9425           20.86
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                         8.53           0.9425            9.05
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015                         8.53           0.9425            9.05
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020                         8.06           0.9425            8.55
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025                         8.06           0.9425            8.55
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030                         8.08           0.9425            8.57
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035                         7.99           0.9425            8.48
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040                         7.77           0.9425            8.24
----------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045                         7.93           0.9425            8.41
----------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 80

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
Columbia High Yield Bond                            $ 2.61           0.9525          $ 2.74
----------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value                4.91           0.9425            5.21
----------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage                     5.16           0.9525            5.42
----------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                4.36           0.9425            4.63
----------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government            4.75           0.9700            4.90
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Columbia Dividend Opportunity                         6.31           0.9425            6.69
----------------------------------------------------------------------------------------------
RiverSource Real Estate                               9.23           0.9425            9.79
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
Columbia Floating Rate                                8.54           0.9700            8.80
----------------------------------------------------------------------------------------------

Columbia Income Opportunities                         9.72           0.9525           10.20
----------------------------------------------------------------------------------------------

Columbia Inflation Protected Securities              10.36           0.9700           10.68
----------------------------------------------------------------------------------------------
Columbia Large Core Quantitative                      4.74           0.9425            5.03
----------------------------------------------------------------------------------------------

Columbia Limited Duration Credit                      9.94           0.9700           10.25
----------------------------------------------------------------------------------------------

Columbia Money Market                                 1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap
  Equity                                              7.41           0.9425            7.86
----------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value               7.89           0.9425            8.37
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
Columbia Diversified Bond                             5.07           0.9525            5.32
----------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt                         5.47           0.9525            5.74
----------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                     5.16           0.9525            5.42
----------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                       5.13           0.9525            5.39
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Columbia Diversified Equity Income                    9.03           0.9425            9.58
----------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative                    8.32           0.9425            8.83
----------------------------------------------------------------------------------------------
Columbia Large Value Quantitative                     8.19           0.9425            8.69
----------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity                    6.94           0.9425            7.36
----------------------------------------------------------------------------------------------
Columbia Strategic Allocation                         9.02           0.9425            9.57
----------------------------------------------------------------------------------------------
RiverSource Balanced                                  9.37           0.9425            9.94
----------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation              10.24           0.9525           10.75
----------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield              6.65           0.9525            6.98
----------------------------------------------------------------------------------------------
Seligman California Municipal Quality                 6.62           0.9525            6.95
----------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                          7.80           0.9525            8.19
----------------------------------------------------------------------------------------------
Seligman National Municipal                           8.03           0.9525            8.43
----------------------------------------------------------------------------------------------
Seligman New York Municipal                           8.31           0.9525            8.72
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income         10.00           0.9700           10.31
----------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-Japan                       13.79           0.9425           14.63
----------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond                       11.69           0.9525           12.27
----------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity                 9.75           0.9425           10.34
----------------------------------------------------------------------------------------------
Columbia European Equity                              5.80           0.9425            6.15
----------------------------------------------------------------------------------------------
Columbia Frontier                                     9.71           0.9425           10.30
----------------------------------------------------------------------------------------------
Columbia Global Bond                                  7.47           0.9525            7.84
----------------------------------------------------------------------------------------------
Columbia Global Equity                                7.07           0.9425            7.50
----------------------------------------------------------------------------------------------
Columbia Global Extended Alpha                       20.86           0.9425           22.13
----------------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value            6.13           0.9425            6.50
----------------------------------------------------------------------------------------------
Columbia Seligman Global Technology                  20.24           0.9425           21.47
----------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity          7.34           0.9425            7.79
----------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth                                              6.85           0.9425            7.27
----------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap          6.12           0.9425            6.49
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                     9.99           0.9425           10.60
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity                8.80           0.9425            9.34
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond                     3.72           0.9525            3.91
----------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity                   8.58           0.9425            9.10
----------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                   5.26           0.9700            5.42
----------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                    4.19           0.9525            4.40
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Columbia Government Money Market                      1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value                      12.31           0.9425           13.06
----------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value                    12.59           0.9425           13.36
----------------------------------------------------------------------------------------------
Columbia Seligman Communications and
  Information                                        38.78           0.9425           41.15
----------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                3.49           0.9425            3.70
----------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate                                              3.62           0.9425            3.84
----------------------------------------------------------------------------------------------
Seligman Capital                                     20.09           0.9425           21.32
----------------------------------------------------------------------------------------------
Seligman Growth                                       4.07           0.9425            4.32
----------------------------------------------------------------------------------------------



CLASS A -- STATEMENT OR LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A, Class E or Class T shares by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor of the funds. You will have up to 13 months from the date of your LOI to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A, Class E or Class T shares, as the case may be, and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by Rights of Accumulation (ROA) as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares. For example, if your LOI commits you to purchases Class A shares, the commitment amount does not include purchases in these classes of shares; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; and purchases of money market funds unless they are subsequently exchanged for shares of a non-money market fund (other than Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of such non-money market fund) within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial intermediary in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS A SHARES
Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales

Statement of Additional Information - Dec. 30, 2010                      Page 81

Statement of Additional Information - Dec. 30, 2010                      Page 82
charge, you should inform your financial advisor, selling and/or servicing agent or the fund's transfer agent of such eligibility and be prepared to provide proof thereof. For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to a selling and/or servicing agent effecting the purchase, a CDSC may be charged if you sell your shares within, except as provided below, 18 months after purchase, charged as follows: a 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. A CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

    - shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

    - participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and Dec. 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to Dec. 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after Dec. 31, 2009.

    - to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

    - plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus's (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value on or prior to Sept. 3, 2010 are subject to a CDSC on shares purchased within 18 months prior to plan termination, charged as follows:
      1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

    - to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts" for which Charles Schwab & Co., Inc. acts as broker dealer.

    - to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

    - to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

    - to other funds pursuant to a "fund-of-funds" arrangement provided that the fund is distributed by the distributor.

    - any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases when Class Z shares is not available.

    - Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
      (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS T SHARES.

    - (For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchanges for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date those funds were reorganized into Galaxy Funds.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A, CLASS C, CLASS E, AND CLASS T SHARES. The CDSC will be waived on sales of Class A, Class C, Class E, and Class T shares:

    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced

Statement of Additional Information - Dec. 30, 2010                      Page 83
      by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

The CDSC will be waived on sales of Class A, Class B and Class C shares of a Legacy Columbia fund purchased prior to September 7, 2010:

    - after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Internal Revenue Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

    - by health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Bank of America.*

    - for the following purposes (i) to make medical payments that exceed 7.5% of income and (ii) to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

    - pursuant to the Fund's Systematic Withdrawal Plan established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account's value as long as distributions are reinvested. Otherwise, a CDSC will be charged on sales through the Fund's Systematic Withdrawal Plan until this requirement is met.

    - in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Internal Revenue Code following normal retirement or the attainment of age 59(1)/(2).**

    - in connection with loans from qualified retirement plans to shareholders.*

      * Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.
     ** For direct trades on non-prototype retirement accounts where the date of birth of the fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the fund or the transfer agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

CLASS B SHARES -- CLOSED
THE FUNDS NO LONGER ACCEPT INVESTMENTS FROM NEW OR EXISTING INVESTORS IN CLASS B SHARES, EXCEPT FOR CERTAIN LIMITED TRANSACTIONS INVOLVING EXISTING INVESTORS IN CLASS B SHARES AS DESCRIBED IN MORE DETAIL IN THE FUND'S PROSPECTUS.

Class B shares have a CDSC. For purposes of calculating the CDSC on shares of a fund purchased after the close of business on Sept. 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on Sept. 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the fund will first redeem any shares that aren't subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the funds.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

    - in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

    - of Legacy RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan.


Statement of Additional Information - Dec. 30, 2010                      Page 84

    - of Legacy RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

        -- at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived)*, or

        -- selling under an approved substantially equal periodic payment arrangement.

    - of sales of Class B shares of Legacy RiverSource funds purchased prior to Sept. 7, 2010 sold under an approved substantially equal periodic payment arrangement (applies to retirement accounts when a shareholder sets up an arrangement with the Internal Revenue Service).**

      * You must notify the fund or the transfer agent prior to redeeming shares of the applicability of the CDSC waiver, but final decision of the applicability of the CDSC waiver is contingent on approval of the fund or the transfer agent.

     ** Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CLASS I SHARES
Class I shares are only available to the funds. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R, CLASS R3, CLASS R4 AND CLASS R5 SHARES
Class R, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors identified in the fund's prospectus. Class R, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R and Class R3 shares are subject to a distribution fee (for Class R shares of a Legacy RiverSource fund, a portion of such fee may be paid for shareholder services). Class R3 and R4 shares are subject to a plan administration fee (which is not a 12b-1 related free). The following investors are eligible to purchase Class R, Class R3, Class R4 and Class R5 shares:

CLASS R SHARES (FORMERLY CLASS R2 SHARES)
Class R shares are available to eligible health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Ameriprise Financial, and the following eligible retirement plans:

    - 401(k) plans; 457 plans;

    - employer-sponsored 403(b) plans;

    - profit sharing and money purchase pension plans;

    - defined benefit plans; and

    - non-qualified deferred compensation plans.

Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

CLASS R3, CLASS R4 AND CLASS R5 SHARES
CLASS R3, CLASS R4 AND CLASS R5 SHARES WILL BE CLOSED TO NEW INVESTORS AS OF THE CLOSE OF BUSINESS ON DEC. 31, 2010.

Class R3, Class R4 and Class R5 are available to:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code; and

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.


Statement of Additional Information - Dec. 30, 2010                      Page 85

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds); and

    - Bank Trusts.

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Z SHARES
Class Z shares are sold without a front-end sales charge or a CDSC.

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectus and the SAI. In addition to the categories of Class Z investors described in the prospectus, the minimum initial investment in Class Z shares is as follows:

    There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

    - Any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America

    The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

    - Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

    - Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

In addition, for Class I, Class R, Class R5, Class W and Class Z shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in their sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the

Statement of Additional Information - Dec. 30, 2010                      Page 86

Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.



Statement of Additional Information - Dec. 30, 2010                      Page 87

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as provided in the table below. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER


                                    TOTAL                                  AMOUNT EXPIRING IN
                                CAPITAL LOSS       ------------------------------------------------------------------
FUND                             CARRYOVERS              2011             2012             2013             2014
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------
Columbia Income Builder
Fund                            $ 19,447,298              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Income Builder
Fund II                         $ 59,928,714              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Income Builder
Fund III                        $ 37,439,030              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Aggressive              $ 37,879,654              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Conservative            $  4,428,658              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Moderate                $ 48,604,696              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Moderate
Aggressive                      $ 68,142,574              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Moderate
Conservative                    $ 17,455,318              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Total Equity            $ 42,147,214              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index       $  4,733,437              $0               $0           $1,980,165        $235,890
---------------------------------------------------------------------------------------------------------------------
RiverSource Small Company
Index                           $ 43,209,451              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------
Columbia Equity Value           $133,819,916              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Precious
Metals and Mining               $ 14,911,599              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------
Columbia 120/20
Contrarian
Equity                          $ 11,229,719              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Recovery and
Infrastructure                  $          0              --               --                   --              --
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2010                            $  3,454,336              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2015                            $  4,269,531              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2020                            $  5,656,636              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2025                            $  4,543,260              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2030                            $  4,050,556              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2035                            $  1,679,848              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2040                            $    955,784              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2045                            $    468,723              $0               $0                   $0              $0
---------------------------------------------------------------------------------------------------------------------
                                                             AMOUNT EXPIRING IN
                           -------------------------------------------------------------------------------------
FUND                             2015             2016             2017              2018              2019
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------
Columbia Income Builder
Fund                                $0               $0         $2,942,103       $15,861,057          $644,138
----------------------------------------------------------------------------------------------------------------
Columbia Income Builder
Fund II                             $0               $0         $7,376,558       $51,037,474        $1,514,682
----------------------------------------------------------------------------------------------------------------
Columbia Income Builder
Fund III                            $0               $0         $5,920,892       $31,518,138                $0
----------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Aggressive                  $0               $0         $6,629,032       $28,221,611        $3,029,011
----------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Conservative                $0               $0                 $0        $4,265,389          $163,269
----------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Moderate                    $0               $0         $7,597,638       $37,758,600        $3,248,458
----------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Moderate
Aggressive                          $0               $0         $4,898,399       $57,879,727        $5,364,448
----------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Moderate
Conservative                        $0               $0         $1,062,939       $15,811,121          $581,258
----------------------------------------------------------------------------------------------------------------
Columbia Portfolio
Builder Total Equity                $0               $0         $7,784,164       $30,165,767        $4,197,283
----------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index      $66,065               $0                 $0        $2,105,466          $345,851
----------------------------------------------------------------------------------------------------------------
RiverSource Small Company
Index                               $0               $0                 $0       $41,195,692        $2,013,759
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------
Columbia Equity Value               $0          $96,368        $40,190,239       $93,533,309                $0
----------------------------------------------------------------------------------------------------------------
RiverSource Precious
Metals and Mining                   $0               $0        $14,911,599                $0                $0
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------
Columbia 120/20
Contrarian
Equity                              $0               $0         $3,090,734        $8,138,985                $0
----------------------------------------------------------------------------------------------------------------
Columbia Recovery and
Infrastructure                      --               --                 --                --                --
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2010                                $0               $0           $428,181        $2,827,856          $198,299
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2015                                $0               $0           $704,342        $3,055,770          $509,419
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2020                                $0               $0           $502,050        $4,705,880          $448,706
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2025                                $0               $0           $662,473        $3,488,786          $392,001
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2030                                $0               $0           $623,603        $2,895,797          $531,156
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2035                                $0               $0           $312,553        $1,217,126          $150,169
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2040                                $0               $0           $370,260          $565,348           $20,176
----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus
2045                                $0               $0            $84,212          $248,395          $136,116
----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Dec. 30, 2010                      Page 88

                                    TOTAL                                  AMOUNT EXPIRING IN
                                CAPITAL LOSS       ------------------------------------------------------------------
FUND                             CARRYOVERS              2011             2012             2013             2014
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond       $  815,795,304        $552,664,309              $0               $0      $19,078,058
---------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor
Small Cap Value                $   66,320,839                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government
Mortgage                       $   12,077,144                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
Fundamental Value              $  113,804,431                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Short
Duration U.S. Government       $   93,995,687                  $0      $1,261,719      $38,180,597      $22,499,962
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------
Columbia Dividend
Opportunity                    $  573,711,900        $343,927,468              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate        $   45,007,629                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------
Columbia Floating Rate         $   69,735,278                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

Columbia Income
Opportunities                  $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

Columbia Inflation
Protected Securities           $   17,202,378                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

Columbia Large Core
Quantitative                   $2,641,007,182                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

Columbia Limited Duration
Credit                         $    9,271,761                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

Columbia Money Market          $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined
Small and Mid Cap Equity       $    7,615,730                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small Cap Value                $    6,228,634                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond      $   22,648,830                  $0      $5,227,159       $3,354,885      $10,357,129
---------------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-
Exempt                         $      173,241                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource California
Tax-Exempt                     $    2,029,072                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-
Exempt                         $      643,568                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------
Columbia Diversified
Equity Income                  $1,201,620,786                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Large Growth
Quantitative                   $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Large Value
Quantitative                   $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value
Opportunity                    $  627,066,547                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Strategic
Allocation                     $  417,943,061                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Balanced           $  551,180,261        $368,676,980     $24,886,878               $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Income Allocation              $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal High-Yield           $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman California
Municipal Quality              $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Minnesota
Municipal                      $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman National
Municipal                      $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal                      $            0                  $0              $0               $0               $0
---------------------------------------------------------------------------------------------------------------------
                                                             AMOUNT EXPIRING IN
                           -------------------------------------------------------------------------------------
FUND                             2015             2016             2017              2018              2019
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond              $0        $9,388,877      $179,604,128       $55,059,932               $0
----------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor
Small Cap Value                       $0                $0       $20,926,946       $45,393,893               $0
----------------------------------------------------------------------------------------------------------------
Columbia U.S. Government
Mortgage                              $0                $0          $410,120       $11,667,024               $0
----------------------------------------------------------------------------------------------------------------
RiverSource Partners
Fundamental Value                     $0                $0       $26,053,833       $82,755,092       $4,995,506
----------------------------------------------------------------------------------------------------------------
RiverSource Short
Duration U.S. Government      $9,579,187                $0        $3,846,817       $18,627,405               $0
----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------
Columbia Dividend
Opportunity                           $0                $0       $36,972,874      $165,774,622      $27,036,936
----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate               $0                $0        $1,114,883       $43,892,746               $0
----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------
Columbia Floating Rate           $33,562        $3,488,601       $29,093,899       $35,393,394       $1,725,822
----------------------------------------------------------------------------------------------------------------

Columbia Income
Opportunities                         $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------

Columbia Inflation
Protected Securities                  $0                $0        $8,424,851        $8,777,527               $0
----------------------------------------------------------------------------------------------------------------

Columbia Large Core
Quantitative                          $0      $420,044,596    $1,377,208,066      $628,476,902     $215,277,618
----------------------------------------------------------------------------------------------------------------

Columbia Limited Duration
Credit                        $2,206,552                $0          $825,807        $4,896,866       $1,342,536
----------------------------------------------------------------------------------------------------------------

Columbia Money Market                 $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------

RiverSource Disciplined
Small and Mid Cap Equity              $0                $0        $7,615,730                $0               $0
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
Small Cap Value                       $0                $0        $6,228,634                $0               $0
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond             $0                $0        $3,709,657                $0               $0
----------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-
Exempt                                $0                $0          $173,241                $0               $0
----------------------------------------------------------------------------------------------------------------
RiverSource California
Tax-Exempt                            $0          $359,905        $1,247,347          $421,820               $0
----------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-
Exempt                                $0            $3,664          $341,015          $298,889               $0
----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------
Columbia Diversified
Equity Income                         $0          $247,351       $47,002,150    $1,154,371,285               $0
----------------------------------------------------------------------------------------------------------------
Columbia Large Growth
Quantitative                          $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------
Columbia Large Value
Quantitative                          $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value
Opportunity                           $0       $34,137,314       $96,087,907      $488,027,261       $8,814,065
----------------------------------------------------------------------------------------------------------------
Columbia Strategic
Allocation                            $0                $0       $21,514,298      $320,258,879      $76,169,884
----------------------------------------------------------------------------------------------------------------
RiverSource Balanced                  $0        $8,353,706       $38,698,637      $110,564,060               $0
----------------------------------------------------------------------------------------------------------------
RiverSource Strategic
Income Allocation                     $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------
Seligman California
Municipal High-Yield                  $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------
Seligman California
Municipal Quality                     $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------
Seligman Minnesota
Municipal                             $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------
Seligman National
Municipal                             $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------
Seligman New York
Municipal                             $0                $0                $0                $0               $0
----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Dec. 30, 2010                      Page 89

                                    TOTAL                                  AMOUNT EXPIRING IN
                                CAPITAL LOSS       ------------------------------------------------------------------
FUND                             CARRYOVERS              2010             2011             2012             2013
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return
Currency and Income            $    1,692,023                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-
Japan                          $            0                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets
Bond                           $    5,545,654                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets
Opportunity                    $            0                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia European Equity       $   28,018,651                  $0      $5,021,215           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Frontier              $   38,601,353                  $0              $0           $0                0
---------------------------------------------------------------------------------------------------------------------
Columbia Global Bond           $   11,380,428                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Global Equity         $  194,881,637                  $0     $30,509,951           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Global Extended
Alpha                          $      415,463                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor
International Value            $  343,027,537                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Seligman Global
Technology                     $   83,037,245                  $0     $17,073,210           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
International Equity           $  390,115,334                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Growth                         $  149,891,453                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Small Cap        $   83,153,018                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity Income                  $      429,635                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Threadneedle
International Opportunity      $  145,483,337                  $0     $38,262,972           $0               $0
---------------------------------------------------------------------------------------------------------------------
                                    TOTAL                2010             2011             2012             2013
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth
Opportunity                    $   66,514,603                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-
Exempt Bond                    $   18,155,779                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
High Income                    $   88,820,109                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt                     $      704,163                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------
Columbia Government Money
Market                         $            0                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap
Value                          $    3,224,311                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-
Cap Value                      $  153,343,213                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Columbia Seligman
Communications and
Information                    $  207,486,080                  $0     $12,308,398           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Global Real Estate             $   16,375,351                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Monthly Dividend Real
Estate                         $   40,689,222                  $0              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Capital               $  176,270,293         $50,722,077              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
Seligman Growth                $1,416,163,210        $234,134,706              $0           $0               $0
---------------------------------------------------------------------------------------------------------------------
                                                              AMOUNT EXPIRING IN
                           ---------------------------------------------------------------------------------------
FUND                             2014             2015             2016              2017               2018
------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return
Currency and Income                  $0                 $0                $0       $1,692,023                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-
Japan                                $0                 $0                $0               $0                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets
Bond                                 $0                 $0                $0       $5,545,654                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets
Opportunity                          $0                 $0                $0               $0                 $0
------------------------------------------------------------------------------------------------------------------
Columbia European Equity             $0                 $0        $4,272,956      $18,724,480                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Frontier                     0                  0                 0       14,104,490         24,496,863
------------------------------------------------------------------------------------------------------------------
Columbia Global Bond           $498,771                 $0        $2,328,738       $8,552,919                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Global Equity               $0         $1,766,232       $62,625,028      $99,980,426                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Global Extended
Alpha                                $0                 $0                $0         $415,463                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor
International Value                  $0                 $0                $0     $340,858,587         $2,168,950
------------------------------------------------------------------------------------------------------------------
Columbia Seligman Global
Technology                           $0         $1,968,461       $37,526,708      $26,468,866                 $0
------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined
International Equity                 $0                 $0       $24,531,187     $262,961,946       $102,622,201
------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Select
Growth                               $0                 $0       $33,693,010     $116,198,443                 $0
------------------------------------------------------------------------------------------------------------------
RiverSource Partners
International Small Cap              $0                 $0       $18,328,621      $64,824,397                 $0
------------------------------------------------------------------------------------------------------------------
Threadneedle Global
Equity Income                        $0                 $0                $0         $429,635                 $0
------------------------------------------------------------------------------------------------------------------
Threadneedle
International Opportunity            $0                 $0       $12,069,463      $95,150,902                 $0
------------------------------------------------------------------------------------------------------------------
                                 2014             2015             2016              2017               2018
------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth
Opportunity                          $0                 $0       $20,714,703      $45,799,900                 $0
------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-
Exempt Bond                    $729,269                 $0        $9,046,561       $8,379,949                 $0
------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt
High Income                          $0                 $0       $30,950,938      $57,869,171                 $0
------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate
Tax-Exempt                     $177,579                 $0          $361,418         $165,166                 $0
------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------
Columbia Government Money
Market                               $0                 $0                $0               $0                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap
Value                                $0                 $0                $0               $0         $3,224,311
------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-
Cap Value                            $0        $22,627,649      $115,478,130      $15,237,434                 $0
------------------------------------------------------------------------------------------------------------------
Columbia Seligman
Communications and
Information                          $0                 $0       $97,889,818      $97,287,864                 $0
------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Global Real Estate                   $0           $585,168        $5,289,122       $9,426,119         $1,074,942
------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle
Monthly Dividend Real
Estate                               $0                 $0       $14,370,083      $26,294,548            $24,591
------------------------------------------------------------------------------------------------------------------
Seligman Capital                     $0                 $0       $63,824,881      $60,299,879         $1,423,456
------------------------------------------------------------------------------------------------------------------
Seligman Growth                      $0       $107,614,532    $1,048,921,057      $25,492,915                 $0
------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Dec. 30, 2010                      Page 90

TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, "all of" a shareholder's distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren't sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.


Statement of Additional Information - Dec. 30, 2010                      Page 91

EXCHANGES, PURCHASES AND SALES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.


Statement of Additional Information - Dec. 30, 2010                      Page 92

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

Columbia Income Builder Fund                             20.79%                    23.21%
--------------------------------------------------------------------------------------------------

Columbia Income Builder Fund II                          19.04                     22.16
--------------------------------------------------------------------------------------------------

Columbia Income Builder Fund III                         13.81                     17.15
--------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive                    60.55                     90.45
--------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative                  100.00                    100.00
--------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate                      27.70                     41.29
--------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate Aggressive           43.07                     64.31
--------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate
  Conservative                                           18.56                     27.43
--------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Total Equity                  91.77                     100.00
--------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                                100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Small Company Index                          100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
Columbia Equity Value                                    100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                    5.22                     20.29
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity                        100.00                    100.00
--------------------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure                     35.61                     42.61
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                            45.41                     50.54
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015                            47.80                     54.77
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020                            53.80                     62.70
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025                            60.75                     70.54
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030                            61.11                     70.71
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035                            60.82                     70.52
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040                            61.81                     71.38
--------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045                            67.54                     77.42
--------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 93

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
Columbia High Yield Bond                                   0%                        0%
--------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value                     0                         0
--------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage                          0                         0
--------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                   100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                 0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity                            91.83                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Real Estate                                   0.35                      7.02
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
Columbia Floating Rate                                    0.06                      0.06
--------------------------------------------------------------------------------------------------
Columbia Income Opportunities                              0                         0
--------------------------------------------------------------------------------------------------
Columbia Inflation Protected Securities                    0                         0
--------------------------------------------------------------------------------------------------
Columbia Limited Duration Credit                           0                         0
--------------------------------------------------------------------------------------------------
Columbia Large Core Quantitative                         100.00                    100.00
--------------------------------------------------------------------------------------------------
Columbia Money Market                                      0                         0
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity                                                 100.00                    100.00
--------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                  100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
Columbia Diversified Bond                                  0                         0
--------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt                              0                         0
--------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                          0                         0
--------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                            0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative                       85.76                     86.24
--------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative                        28.01                     28.85
--------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Columbia Strategic Allocation                            65.79                     81.93
--------------------------------------------------------------------------------------------------
RiverSource Balanced                                     66.79                     77.86
--------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                   0.01                      0.06
--------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield                   0                         0
--------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                      0                         0
--------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                               0                         0
--------------------------------------------------------------------------------------------------
Seligman National Municipal                                0                         0
--------------------------------------------------------------------------------------------------
Seligman New York Municipal                                0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income               0                         0
--------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-Japan                            0.07                     75.55
--------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond                             0                         0
--------------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity                     4.66                     100.00
--------------------------------------------------------------------------------------------------
Columbia European Equity                                   0                       100.00
--------------------------------------------------------------------------------------------------
Columbia Frontier                                          0                         0
--------------------------------------------------------------------------------------------------
Columbia Global Bond                                       0                         0
--------------------------------------------------------------------------------------------------
Columbia Global Equity                                   90.45                     100.00
--------------------------------------------------------------------------------------------------
Columbia Global Extended Alpha                           24.76                     100.00
--------------------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value                1.87                     89.22
--------------------------------------------------------------------------------------------------
Columbia Seligman Global Technology                        0                         0
--------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity              0.42                     100.00
--------------------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth                                                  0.67                     85.47
--------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap              1.49                     58.03
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                        25.41                     52.34
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond                          0                         0
--------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity                        0                         0
--------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                        0                         0
--------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                         0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
Columbia Government Money Market                           0                         0
--------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value                          100.00                    100.00
--------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value                          0                       100.00
--------------------------------------------------------------------------------------------------
Columbia Seligman Communications and
  Information                                              0                         0
--------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                     0                        2.58
--------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real
  Estate                                                   0                        2.09
--------------------------------------------------------------------------------------------------
Seligman Capital                                           0                         0
--------------------------------------------------------------------------------------------------
Seligman Growth                                          100.00                    100.00
--------------------------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund's capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as

Statement of Additional Information - Dec. 30, 2010                      Page 94

Statement of Additional Information - Dec. 30, 2010                      Page 95
ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder's original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

WITHHOLDING
Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services to the funds.

For Seligman funds, Columbia Management serves as the investment manager effective Nov. 7, 2008, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by the investment manager and with shareholders having previously approved a new investment management services agreement between the funds and the investment manager.


Statement of Additional Information - Dec. 30, 2010                      Page 96

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity              First $0.25         0.950%                         0.950%
                                               Next $0.25          0.930%
                                               Next $0.50          0.910%
                                               Over $1.0           0.890%
---------------------------------------------------------------------------------------------------------------------------

Columbia Absolute Return Currency              First $1.0          0.890%                         0.890%
  and Income                                   Next $1.0           0.865%
                                               Next $1.0           0.840%
                                               Next $3.0           0.815%
                                               Next $1.5           0.790%
                                               Next $1.5           0.775%
                                               Next $1.0           0.770%
                                               Next $5.0           0.760%
                                               Next $5.0           0.750%
                                               Next $4.0           0.740%
                                               Next $26.0          0.720%
                                               Over $50.0          0.700%
---------------------------------------------------------------------------------------------------------------------------


Columbia AMT-Free Tax-Exempt Bond              First $1.0          0.410%                         0.410%
                                               Next $1.0           0.385%
                                               Next $1.0           0.360%
                                               Next $3.0           0.335%
                                               Next $1.5           0.310%
                                               Next $2.5           0.300%
                                               Next $5.0           0.290%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


Columbia Asia Pacific ex-Japan                 First $0.25         0.800%        Columbia Asia Pacific ex-Japan - 0.787%
Columbia European Equity                       Next $0.25          0.775%           Columbia European Equity - 0.800%
Columbia Global Equity                         Next $0.25          0.750%            Columbia Global Equity - 0.789%
                                                                                  RiverSource Disciplined International
RiverSource Disciplined International          Next $0.25          0.725%                    Equity - 0.790%
  Equity                                       Next $1.0           0.700%       Threadneedle Global Equity Income - 0.800%
                                                                                        Threadneedle International
Threadneedle Global Equity Income              Next $5.5           0.675%                  Opportunity - 0.791%
Threadneedle International Opportunity         Next $2.5           0.660%
                                               Next $5.0           0.645%
                                               Next $5.0           0.635%
                                               Next $4.0           0.610%
                                               Next $26.0          0.600%
                                               Over $50.0          0.570%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 97

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

Columbia Diversified Bond                      First $1.0          0.480%           Columbia Diversified Bond - 0.442%
Columbia Limited Duration Credit               Next $1.0           0.455%       Columbia Limited Duration Credit - 0.480%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.360%
                                               Next $5.0           0.350%
                                               Next $5.0           0.340%
                                               Next $4.0           0.330%
                                               Next $26.0          0.310%
                                               Over $50.0          0.290%
---------------------------------------------------------------------------------------------------------------------------


Columbia Diversified Equity Income             First $1.0          0.600%      Columbia Diversified Equity Income - 0.559%
Columbia Large Core Quantitative               Next $1.0           0.575%       Columbia Large Core Quantitative - 0.565%
Columbia Large Growth Quantitative             Next $1.0           0.550%      Columbia Large Growth Quantitative - 0.600%
Columbia Large Value Quantitative              Next $3.0           0.525%       Columbia Large Value Quantitative - 0.600%
                                               Next $1.5           0.500%
                                               Next $2.5           0.485%
                                               Next $5.0           0.470%
                                               Next $5.0           0.450%
                                               Next $4.0           0.425%
                                               Next $26.0          0.400%
                                               Over $50.0          0.375%
---------------------------------------------------------------------------------------------------------------------------


Columbia Dividend Opportunity                  First $0.50         0.610%                         0.542%
                                               Next $0.50          0.585%
                                               Next $1.0           0.560%
                                               Next $1.0           0.535%
                                               Next $3.0           0.510%
                                               Next $4.0           0.480%
                                               Next $5.0           0.470%
                                               Next $5.0           0.450%
                                               Next $4.0           0.425%
                                               Next $26.0          0.400%
                                               Over $50.0          0.375%
---------------------------------------------------------------------------------------------------------------------------


Columbia Emerging Markets Bond                 First $0.25         0.720%        Columbia Emerging Markets Bond - 0.720%
Columbia Global Bond                           Next $0.25          0.695%             Columbia Global Bond - 0.705%
                                               Next $0.25          0.670%
                                               Next $0.25          0.645%
                                               Next $6.5           0.620%
                                               Next $2.5           0.605%
                                               Next $5.0           0.590%
                                               Next $5.0           0.580%
                                               Next $4.0           0.560%
                                               Next $26.0          0.540%
                                               Over $50.0          0.520%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 98

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity          First $0.25         1.100%                         1.081%
                                               Next $0.25          1.080%
                                               Next $0.25          1.060%
                                               Next $0.25          1.040%
                                               Next $1.0           1.020%
                                               Next $5.5           1.000%
                                               Next $2.5           0.985%
                                               Next $5.0           0.970%
                                               Net $5.0            0.960%
                                               Next $4.0           0.935%
                                               Next $26.0          0.920%
                                               Over $50.0          0.900%
---------------------------------------------------------------------------------------------------------------------------


Columbia Equity Value                          First $0.50         0.530%                         0.521%
                                               Next $0.50          0.505%
                                               Next $1.0           0.480%
                                               Next $1.0           0.455%
                                               Next $3.0           0.430%
                                               Over $6.0           0.400%
---------------------------------------------------------------------------------------------------------------------------

Columbia Frontier(h)                           First $0.75         0.885%                         0.885%
                                               Over $0.75          0.790%
---------------------------------------------------------------------------------------------------------------------------


Columbia Floating Rate                         First $1.0          0.610%                         0.610%
Columbia Income Opportunities                  Next $1.0           0.585%
                                               Next $1.0           0.560%
                                               Next $3.0           0.535%
                                               Next $1.5           0.510%
                                               Next $1.5           0.495%
                                               Next $1.0           0.470%
                                               Next $5.0           0.455%
                                               Next $5.0           0.445%
                                               Next $4.0           0.420%
                                               Next $26.0          0.405%
                                               Over $50.0          0.380%
---------------------------------------------------------------------------------------------------------------------------

Columbia Global Extended Alpha                 First $0.25         1.050%                         1.050%
                                               Next $0.25          1.030%
                                               Next $0.50          1.010%
                                               Next $1.0           0.990%
---------------------------------------------------------------------------------------------------------------------------


Columbia Government Money Market(a)            First $1.0          0.330%       Columbia Government Money Market - 0.330%
Columbia Money Market                          Next $0.5           0.313%             Columbia Money Market - 0.306%
                                               Next $0.5           0.295%
                                               Next $0.5           0.278%
                                               Next $2.5           0.260%
                                               Next $1.0           0.240%
                                               Next $1.5           0.220%
                                               Next $1.5           0.215%
                                               Next $1.0           0.190%
                                               Next $5.0           0.180%
                                               Next $5.0           0.170%
                                               Next $4.0           0.160%
                                               Over $24.0          0.150%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                      Page 99

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

Columbia High Yield Bond                       First $1.0          0.590%                         0.580%
                                               Next $1.0           0.565%
                                               Next $1.0           0.540%
                                               Next $3.0           0.515%
                                               Next $1.5           0.490%
                                               Next $1.5           0.475%
                                               Next $1.0           0.450%
                                               Next $5.0           0.435%
                                               Next $5.0           0.425%
                                               Next $4.0           0.400%
                                               Next $26.0          0.385%
                                               Over $50.0          0.360%
---------------------------------------------------------------------------------------------------------------------------


Columbia Income Builder Fund                   N/A                   N/A                           N/A
Columbia Income Builder Fund II
Columbia Income Builder Fund III
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate
  Aggressive
Columbia Portfolio Builder Moderate
  Conservative
Columbia Portfolio Builder Total Equity
Columbia Retirement Plus 2010
Columbia Retirement Plus 2015
Columbia Retirement Plus 2020
Columbia Retirement Plus 2025
Columbia Retirement Plus 2030
Columbia Retirement Plus 2035
Columbia Retirement Plus 2040
Columbia Retirement Plus 2045
---------------------------------------------------------------------------------------------------------------------------


Columbia Inflation Protected                   First $1.0          0.440%                         0.440%
  Securities                                   Next $1.0           0.415%
                                               Next $1.0           0.390%
                                               Next $3.0           0.365%
                                               Next $1.5           0.340%
                                               Next $1.5           0.325%
                                               Next $1.0           0.320%
                                               Next $5.0           0.310%
                                               Next $5.0           0.300%
                                               Next $4.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


Columbia Mid Cap Growth Opportunity            First $1.0          0.700%                         0.700%
RiverSource Disciplined Small and Mid          Next $1.0           0.675%
  Cap Equity                                   Next $1.0           0.650%
                                               Next $3.0           0.625%
                                               Next $1.5           0.600%
                                               Next $2.5           0.575%
                                               Next $5.0           0.550%
                                               Next $9.0           0.525%
                                               Next $26.0          0.500%
                                               Over $50.0          0.475%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 100

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value Opportunity             First $1.0          0.700%                         0.684%
                                               Next $1.0           0.675%
                                               Next $1.0           0.650%
                                               Next $3.0           0.625%
                                               Next $1.5           0.600%
                                               Next $2.5           0.575%
                                               Next $5.0           0.550%
                                               Next $9.0           0.525%
                                               Next $26.0          0.500%
                                               Over $50.0          0.475%
---------------------------------------------------------------------------------------------------------------------------


Columbia Minnesota Tax-Exempt                  First $0.25         0.410%              Columbia Minnesota - 0.403%
RiverSource California Tax-Exempt              Next $0.25          0.385%            RiverSource California - 0.410%
RiverSource New York Tax-Exempt                Next $0.25          0.360%             RiverSource New York - 0.410%
                                               Next $0.25          0.345%
                                               Next $6.5           0.320%
                                               Next $2.5           0.310%
                                               Next $5.0           0.300%
                                               Next $9.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


Columbia Multi-Advisor International Value     First $0.25         0.900%                         0.878%
                                               Next $0.25          0.875%
                                               Next $0.25          0.850%
                                               Next $0.25          0.825%
                                               Next $1.0           0.800%
                                               Over $2.0           0.775%
---------------------------------------------------------------------------------------------------------------------------


Columbia Multi-Advisor Small Cap Value         First $0.25         0.970%                         0.960%
                                               Next $0.25          0.945%
                                               Next $0.25          0.920%
                                               Next $0.25          0.895%
                                               Over $1.0           0.870%
---------------------------------------------------------------------------------------------------------------------------

Columbia Recovery and Infrastructure           First $1.0          0.650%                         0.650%
                                               Next $1.0           0.600%
                                               Next $4.0           0.550%
                                               Over $6.0           0.500%
---------------------------------------------------------------------------------------------------------------------------


Columbia Select Large-Cap Value(b)             First $0.5          0.755%                         0.755%
                                               Next $0.5           0.660%
                                               Over $1.0           0.565%
---------------------------------------------------------------------------------------------------------------------------

Columbia Select Smaller-Cap Value(c)           First $0.5          0.935%                         0.935%
                                               Next $0.5           0.840%
                                               Over $1.0           0.745%
---------------------------------------------------------------------------------------------------------------------------


Columbia Seligman Communications and           First $3.0          0.855%                         0.849%
  Information(d)                               Next $3.0           0.825%
                                               Over $6.0           0.725%
---------------------------------------------------------------------------------------------------------------------------


Columbia Seligman Global Technology            First $2.0          0.950%                         0.950%
                                               Next $2.0           0.910%
                                               Over $4.0           0.870%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 101

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

Columbia Strategic Allocation                  First $1.0          0.570%                         0.569%
                                               Next $1.0           0.545%
                                               Next $1.0           0.520%
                                               Next $3.0           0.495%
                                               Next $1.5           0.470%
                                               Next $2.5           0.450%
                                               Next $5.0           0.430%
                                               Next $9.0           0.410%
                                               Over $24.0          0.390%
---------------------------------------------------------------------------------------------------------------------------

Columbia U.S. Government Mortgage              First $1.0          0.480%                         0.480%
                                               Next $1.0           0.455%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.360%
                                               Next $5.0           0.350%
                                               Next $5.0           0.340%
                                               Next $4.0           0.330%
                                               Next $26.0          0.310%
                                               Over $50.0          0.290%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Balanced                           First $1.0          0.530%                         0.530%
                                               Next $1.0           0.505%
                                               Next $1.0           0.480%
                                               Next $3.0           0.455%
                                               Next $1.5           0.430%
                                               Next $2.5           0.410%
                                               Next $5.0           0.390%
                                               Next $9.0           0.370%
                                               Over $24.0          0.350%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Disciplined Small Cap Value        First $0.25         0.850%                         0.850%
                                               Next $0.25          0.825%
                                               Next $0.25          0.800%
                                               Next $0.25          0.775%
                                               Next $1.0           0.750%
                                               Over $2.0           0.725%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Intermediate Tax-Exempt            First $1.0          0.390%                         0.390%
                                               Next $1.0           0.365%
                                               Next $1.0           0.340%
                                               Next $3.0           0.315%
                                               Next $1.5           0.290%
                                               Next $2.5           0.280%
                                               Next $5.0           0.270%
                                               Next $35.0          0.260%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate(e)      All                 0.915%                         0.915%
---------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real      All                 0.855%                         0.855%
  Estate(f)
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 102

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental               First $0.50         0.730%                         0.728%
  Value                                        Next $0.50          0.705%
                                               Next $1.0           0.680%
                                               Next $1.0           0.655%
                                               Next $3.0           0.630%
                                               Over $6.0           0.600%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Partners International             First $0.25         1.000%                         0.991%
  Select Growth                                Next $0.25          0.975%
                                               Next $0.25          0.950%
                                               Next $0.25          0.925%
                                               Next $1.0           0.900%
                                               Over $2.0           0.875%
---------------------------------------------------------------------------------------------------------------------------

RiverSource Partners International             First $0.25         1.120%                         1.120%
  Small Cap                                    Next $0.25          1.095%
                                               Next $0.25          1.070%
                                               Next $0.25          1.045%
                                               Next $1.0           1.020%
                                               Over $2.0           0.995%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Precious Metals and Mining         First $0.25         0.800%                         0.800%
                                               Next $0.25          0.775%
                                               Next $0.25          0.750%
                                               Next $0.25          0.725%
                                               Next $1.0           0.700%
                                               Over $2.0           0.675%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Real Estate                        First $1.0          0.840%                         0.840%
                                               Next $1.0           0.815%
                                               Next $1.0           0.790%
                                               Next $3.0           0.765%
                                               Next $6.0           0.740%
                                               Next $12.0          0.730%
                                               Over $24.0          0.720%
---------------------------------------------------------------------------------------------------------------------------


RiverSource S&P 500 Index                      First $1.0          0.220%                         0.220%
                                               Next $1.0           0.210%
                                               Next $1.0           0.200%
                                               Next $4.5           0.190%
                                               Next $2.5           0.180%
                                               Next $5.0           0.170%
                                               Next $9.0           0.160%
                                               Next $26.0          0.140%
                                               Over $50.0          0.120%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 103

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government     First $1.0          0.480%                         0.480%
                                               Next $1.0           0.455%
                                               Next $1.0           0.430%
                                               Next $3.0           0.405%
                                               Next $1.5           0.380%
                                               Next $1.5           0.365%
                                               Next $1.0           0.340%
                                               Next $5.0           0.325%
                                               Next $5.0           0.315%
                                               Next $4.0           0.290%
                                               Next $26.0          0.275%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Small Company Index                First $0.25         0.360%                         0.357%
                                               Next $0.25          0.350%
                                               Next $0.25          0.340%
                                               Next $0.25          0.330%
                                               Next $6.5           0.320%
                                               Next $7.5           0.300%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.240%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Strategic Income Allocation        First $0.25         0.550%                         0.542%
                                               Next $0.25          0.525%
                                               Next $0.25          0.500%
                                               Over $0.75          0.475%
---------------------------------------------------------------------------------------------------------------------------


RiverSource Tax-Exempt High Income             First $1.0          0.470%                         0.453%
                                               Next $1.0           0.445%
                                               Next $1.0           0.420%
                                               Next $3.0           0.395%
                                               Next $1.5           0.370%
                                               Next $2.5           0.360%
                                               Next $5.0           0.350%
                                               Next $9.0           0.340%
                                               Next $26.0          0.320%
                                               Over $50.0          0.300%
---------------------------------------------------------------------------------------------------------------------------


Seligman California Municipal                  First $0.25         0.410%                         0.410%
  High-Yield                                   Next $0.25          0.385%
Seligman California Municipal Quality          Next $0.25          0.360%
Seligman Minnesota Municipal                   Next $0.25          0.345%
Seligman New York Municipal                    Next $6.5           0.320%
                                               Next $2.5           0.310%
                                               Next $5.0           0.300%
                                               Next $9.0           0.290%
                                               Next $26.0          0.270%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


Seligman Capital(g)                            First $1.0          0.805%                         0.805%
                                               Next $1.0           0.765%
                                               Over $2.0           0.715%
---------------------------------------------------------------------------------------------------------------------------


Seligman Growth(i)                             First $1.0          0.655%                         0.639%
                                               Next $1.0           0.615%
                                               Over $2.0           0.565%
---------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 104

                                                                                              DAILY RATE ON
                                                  ASSETS     ANNUAL RATE AT                  LAST DAY OF MOST
FUND                                            (BILLIONS)  EACH ASSET LEVEL               RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------------------

Seligman National Municipal                    First $1.0          0.410%                         0.410%
                                               Next $1.0           0.385%
                                               Next $1.0           0.360%
                                               Next $3.0           0.335%
                                               Next $1.5           0.310%
                                               Next $2.5           0.300%
                                               Next $5.0           0.290%
                                               Next $9.0           0.280%
                                               Next $26.0          0.260%
                                               Over $50.0          0.250%
---------------------------------------------------------------------------------------------------------------------------


Seligman TargETFund 2015                       First $0.5          0.455%                         0.455%
Seligman TargETFund 2025                       Next $0.5           0.410%
Seligman TargETFund 2035                       Over $1.0           0.365%
Seligman TargETFund 2045
Seligman TargETFund Core
---------------------------------------------------------------------------------------------------------------------------



(a) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.40% of the fund's average daily net assets.

(b) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.80% of the fund's average daily net assets.

(c) Prior to June 29, 2009, the investment manager received an annual fee equal to 1.00% of the fund's average daily net assets.

(d) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.90% on the first $3.0 billion of the fund's average daily net assets, 0.85% on the next $3.0 billion and 0.75% thereafter.

(e) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.98% of the fund's average daily net assets.

(f) Prior to June 15, 2009, the investment manager received an annual fee equal to 0.90% of the fund's average daily net assets.

(g) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.85% on the first $1.0 billion of the fund's average daily net assets, 0.80% on the next $1.0 billion and 0.75% thereafter.

(h) Prior to June 29, 2009, the investment manager received a fee equal to 0.95% per annum of the fund's average daily net assets on the first $750 million of net assets and 0.85% per annum of the fund's average daily net assets in excess of $750 million.

(i) Prior to June 29, 2009, the investment manager received an annual fee equal to 0.70% on the first $1.0 billion of the fund's average daily net assets, 0.65% on the next $1.0 billion and 0.60% thereafter.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For certain Equity and Balanced Funds noted in Table 14, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 14. PIA INDEXES

                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
Columbia Equity Value                   Lipper Large-Cap Value Funds Index        $  (84,713)
----------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining  Lipper Precious Metals Funds Index             5,214
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity       Russell 3000 Index                           (16,065)
----------------------------------------------------------------------------------------------

Columbia Recovery and Infrastructure    S&P 500 Index                                    N/A(a)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value  Lipper Small-Cap Value Funds Index           353,598
----------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value  Lipper Large-Cap Core Funds Index            135,795
----------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 105

                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
Columbia Dividend Opportunity           Lipper Equity Income Funds Index          $  902,715
----------------------------------------------------------------------------------------------
RiverSource Real Estate                 Lipper Real Estate Funds Index                52,237
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
Columbia Large Core Quantitative        Lipper Large-Cap Core Funds Index           (789,031)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid
  Cap Equity                            Lipper Mid-Cap Core Funds Index             (126,252)
----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap
  Value                                 Lipper Small-Cap Value Funds Index           (56,412)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Columbia Diversified Equity Income      Lipper Equity Income Funds Index           1,808,565
----------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative      Lipper Large-Cap Growth Funds Index           88,566
----------------------------------------------------------------------------------------------
Columbia Large Value Quantitative       Lipper Large-Cap Value Funds Index           102,873
----------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity      Lipper Mid-Cap Value Funds Index            (606,320)
----------------------------------------------------------------------------------------------
                                        Lipper Flexible Portfolio Funds
Columbia Strategic Allocation           Index                                       (920,753)
----------------------------------------------------------------------------------------------
RiverSource Balanced                    Lipper Balanced Funds Index                    8,367
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
                                        MSCI All Country Asia Pacific Ex-
Columbia Asia Pacific ex-Japan          Japan Index                                  (69,322)
----------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity   Lipper Emerging Markets Funds Index          (66,600)
----------------------------------------------------------------------------------------------
Columbia European Equity                Lipper European Funds Index                  (15,810)
----------------------------------------------------------------------------------------------
Columbia Global Equity                  Lipper Global Funds Index                   (177,692)
----------------------------------------------------------------------------------------------
Columbia Global Extended Alpha          MSCI All Country World Index                   5,960
----------------------------------------------------------------------------------------------
Columbia Multi-Advisor International    Lipper International Multi-Cap Value
  Value                                 Funds Index                                 (593,194)
----------------------------------------------------------------------------------------------
RiverSource Disciplined International   Lipper International Large-Cap Core
  Equity                                Funds Index                                 (319,765)
----------------------------------------------------------------------------------------------
RiverSource Partners International      Lipper International Multi-Cap
  Select Growth                         Growth Funds Index                          (223,017)
----------------------------------------------------------------------------------------------
RiverSource Partners International      Lipper International Small-Cap Funds
  Small Cap                             Index                                        (33,567)
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income       MSCI All Country World Index                  (9,164)
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds Index                                  (61,165)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity     Lipper Mid-Cap Growth Funds Index            469,963
----------------------------------------------------------------------------------------------



   (a) The first performance incentive adjustment will be made on March 1, 2011. See section titled "Transaction Period" below.

FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT COLUMBIA 120/20 CONTRARIAN EQUITY, COLUMBIA RECOVERY AND INFRASTRUCTURE, AND COLUMBIA GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.


Statement of Additional Information - Dec. 30, 2010                     Page 106

             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point   3.00% or        8 basis points
               times the performance difference      more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points                       N/A
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA Index, a fund's performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.


Statement of Additional Information - Dec. 30, 2010                     Page 107

FOR COLUMBIA 120/20 CONTRARIAN EQUITY, COLUMBIA RECOVERY AND INFRASTRUCTURE, AND COLUMBIA GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                                                              COLUMBIA 120/20 CONTRARIAN EQUITY
       COLUMBIA RECOVERY AND INFRASTRUCTURE                     COLUMBIA GLOBAL EXTENDED ALPHA
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 1.00%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              1.00% - 6.00%   10 basis points times the
               performance difference over 0.50%,                    performance difference over 1.00%,
               times 100 (maximum of 3 basis                         times 100 (maximum 50 basis points
               points if a 1% performance                            if a 6% performance difference)
               difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   6.00% or        50 basis points
               times the performance difference      more
               over 1.00%, times 100 (maximum 6
               basis points if a 2% performance
               difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   N/A
               times the performance difference
               over 2.00%, times 100 (maximum 10
               basis points if a 4% performance
               difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point   N/A
               times the performance difference
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points                       N/A
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for Columbia 120/20 Contrarian Equity is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the investment manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including:

Statement of Additional Information - Dec. 30, 2010                     Page 108

(1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change the PIA Index, a fund's performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

In September 2010 the Board approved, subject to approval by shareholders, an amended investment management services agreement ("IMSA") that would eliminate the PIA. Effective October 1, 2010 for Columbia 120/20 Contrarian Equity Fund, Columbia Asia Pacific ex-Japan Fund, Columbia Mid Cap Growth Opportunity Fund and Columbia Multi-Advisor International Value Fund, the investment manager has agreed that for a transitional period of 6 months, except the transitional period for Columbia 120/20 Contrarian Equity Fund will be 18 months, each fund will compensate the investment manager at the lower of: (i) the fee calculated under the proposed IMSA (i.e., without the PIA), or (ii) the fee calculated under the current IMSA (including any applicable negative PIA), regardless of whether the proposal to amend the IMSA to eliminate the PIA (the "IMSA Proposal") is ultimately approved by fund shareholders.

The IMSA Proposal is subject to approval by fund shareholders at a meeting expected to be held in the first half of 2011. More information about the IMSA Proposal will be included in proxy materials that are currently anticipated to be distributed to shareholders in early 2011. If approved by fund shareholders, the IMSA Proposal is expected to be effective in the second quarter of 2011.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES


------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
FUND                      2010               2009              2008              2010              2009              2008
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia Income
  Builder Fund                N/A                N/A               N/A       $    101,055      $   139,640       $   103,636(a)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Income
  Builder Fund
  II                          N/A                N/A               N/A            109,874          175,842           129,062(a)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Income
  Builder Fund
  III                         N/A                N/A               N/A            112,467          118,255           134,546(a)
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Portfolio
  Builder
  Aggressive                  N/A                N/A               N/A            107,162          199,501           168,942
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Portfolio
  Builder
  Conservative                N/A                N/A               N/A            151,416          146,492            96,147
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Portfolio
  Builder
  Moderate                    N/A                N/A               N/A            272,479          278,861           247,980
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Portfolio
  Builder
  Moderate
  Aggressive                  N/A                N/A               N/A            290,338          299,503           247,472
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Portfolio
  Builder
  Moderate
  Conservative                N/A                N/A               N/A            164,289          170,774           117,533
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Portfolio
  Builder Total
  Equity                      N/A                N/A               N/A             28,299          149,589           173,675
------------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P
  500 Index           $   255,644        $   371,178       $   579,548            (29,594)        (194,370)         (254,777)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Small Company
  Index                 1,306,919          1,990,095         3,292,392         (1,051,278)      (1,171,627)       (1,007,306)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia Equity
  Value                 3,406,527          4,340,117         6,797,853            309,679          343,552           413,170
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Precious
  Metals and
  Mining                1,112,166            824,176           956,280            144,675          242,615           175,405
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 109

------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
FUND                      2010               2009              2008              2010              2009              2008
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia 120/20
  Contrarian
  Equity              $   360,835        $   368,969       $   159,311(b)    $     31,738      $    34,475       $    21,297(b)
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Recovery and
  Infrastruc-
  ture                  2,163,593             45,652(c)            N/A            232,888           18,717(c)            N/A
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Retirement
  Plus 2010                   N/A                N/A               N/A             (2,671)          (4,254)               41
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Retirement
  Plus 2015                   N/A                N/A               N/A             (7,079)          (7,894)              310
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Retirement
  Plus 2020                   N/A                N/A               N/A             (7,779)          (9,956)              745
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Retirement
  Plus 2025                   N/A                N/A               N/A            (11,346)         (12,026)              332
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Retirement
  Plus 2030                   N/A                N/A               N/A             (9,157)          (9,748)              431
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Retirement
  Plus 2035                   N/A                N/A               N/A             (8,136)          (7,948)              487
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Retirement
  Plus 2040                   N/A                N/A               N/A             (7,439)          (6,946)             (796)
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Retirement
  Plus 2045                   N/A                N/A               N/A             (7,533)          (6,418)           (2,131)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia High
  Yield Bond            9,691,900          6,353,707         9,610,610           (400,525)        (748,008)          665,785
------------------------------------------------------------------------------------------------------------------------------------
Columbia Multi-
  Advisor Small
  Cap Value             3,968,159          3,098,591         6,511,571           (684,318)        (963,886)         (972,781)
------------------------------------------------------------------------------------------------------------------------------------
Columbia U.S.
  Government
  Mortgage              1,247,010          1,731,277         1,958,404           (256,078)        (327,855)         (389,262)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Partners
  Fundamental
  Value                 4,305,601          4,416,792         7,668,633           (775,463)        (939,055)         (213,716)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Short
  Duration U.S.
  Government            3,287,540          3,665,529         3,816,196           (877,297)        (610,585)         (771,512)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Dividend
  Opportunity           8,065,963          6,381,215        12,015,660            (91,086)        (502,682)          626,341
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Real Estate           1,498,361          1,227,857         1,667,040            (83,163)         (18,514)          138,649
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Floating Rate         2,466,113          2,210,544         3,509,190            226,409          (61,933)          293,676
------------------------------------------------------------------------------------------------------------------------------------

Columbia Income
  Opportunities         4,451,807          1,913,521         1,767,885            313,169          291,601           196,944
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Inflation
  Protected
  Securities            2,886,405          3,322,371         2,554,103           (354,181)        (115,062)         (238,396)
------------------------------------------------------------------------------------------------------------------------------------

Columbia Large
  Core
  Quantitative         21,017,705          9,909,438        17,556,244         (4,112,307)         268,796           726,080
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Limited
  Duration
  Credit                2,186,361            844,435           792,200           (272,368)         (68,816)          (78,320)
------------------------------------------------------------------------------------------------------------------------------------

Columbia Money
  Market                8,951,478         12,658,313        15,026,220        (13,410,378)      (1,868,463)        1,290,897
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Small and Mid
  Cap Equity              851,036            853,191           365,578            162,170          143,015           125,645
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  Small Cap
  Value                   375,114            363,926           286,759             55,844           47,195            33,868
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Diversified
  Bond                 19,593,287         15,648,683        14,772,880         (1,381,496)      (2,314,025)         (461,298)
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Minnesota
  Tax-Exempt            1,360,384          1,230,393         1,246,083             44,953          196,213           506,328
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  California
  Tax-Exempt              645,263            663,711           715,946             31,789           73,054            44,499
------------------------------------------------------------------------------------------------------------------------------------
RiverSource New
  York Tax-
  Exempt                  224,128            220,172           242,807               (994)           9,792            75,790
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 110

------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                          2010               2009              2008              2010              2009              2008
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------
Columbia
  Diversified
  Equity Income       $27,123,619        $17,053,076       $44,177,652       $    942,822      $ 1,037,819       $ 1,905,627
------------------------------------------------------------------------------------------------------------------------------------
Columbia Large
  Growth
  Quantitative          4,488,490          2,033,555           905,956            239,308          214,462           195,661
------------------------------------------------------------------------------------------------------------------------------------
Columbia Large
  Value
  Quantitative          1,711,964            661,677             6,618(d)         175,996          168,055             2,877(d)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Mid
  Cap Value
  Opportunity          14,465,693          9,896,881        18,813,340            480,913          776,726           992,201
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Strategic
  Allocation            5,680,661          6,604,411        10,108,947            541,596          585,299         1,047,907
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Balanced              3,318,704          2,483,462         3,977,541            304,130          346,693           437,940
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Strategic
  Income
  Allocation            1,810,439          1,081,850           904,660            269,484          246,334           294,099
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  California
  Municipal
  High-Yield              142,520            164,150           173,288              4,712           32,933            53,665
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  California
  Municipal
  Quality                 164,593            192,624           196,281              5,518           60,833            90,615
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  Minnesota
  Municipal               277,610            324,501           351,237              2,894           68,180            99,131
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  National
  Municipal             2,692,664          1,147,080           304,747             24,719           62,006           106,685
------------------------------------------------------------------------------------------------------------------------------------
Seligman New
  York
  Municipal               341,577            352,211           332,574             16,001           75,556            88,770
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Absolute
  Return
  Currency and
  Income                1,811,957          4,698,565         4,188,137            198,087          205,127           313,877
------------------------------------------------------------------------------------------------------------------------------------
Columbia Asia
  Pacific ex-
  Japan                 1,639,719             78,072(e)            N/A            432,652           21,500(e)            N/A
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Emerging
  Markets Bond          1,777,437          1,320,292         1,182,004            274,761           82,201           172,124
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Emerging
  Markets
  Opportunity           6,678,651          3,791,476         7,352,591          1,214,163          524,327         1,138,897
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  European
  Equity                  552,061            600,499           980,629              5,098          (31,736)          223,792
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Frontier                884,356            321,582           579,499            (85,171)         (20,898)          200,110
------------------------------------------------------------------------------------------------------------------------------------

Columbia Global
  Bond                  3,543,599          3,551,274         5,074,934             27,675          (33,836)          165,694
------------------------------------------------------------------------------------------------------------------------------------

Columbia Global
  Equity                3,435,736          2,918,784         5,825,153            372,343          350,276           554,139
------------------------------------------------------------------------------------------------------------------------------------

Columbia Global
  Extended
  Alpha                    96,692             64,424            16,485(f)           5,453            4,234             1,122(f)
------------------------------------------------------------------------------------------------------------------------------------

Columbia Multi-
  Advisor
  International
  Value                 5,751,275          5,749,639        13,239,202            566,858          511,602         1,054,830
------------------------------------------------------------------------------------------------------------------------------------

Columbia
  Seligman
  Global
  Technology            4,825,096          2,551,543         3,571,473            218,202          386,252           680,094
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Disciplined
  International
  Equity                3,607,751          2,174,525         5,209,129            495,117          252,387           512,793
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Partners
  International
  Select Growth         3,647,785          3,240,723         5,965,413           (499,992)        (660,493)          334,550
------------------------------------------------------------------------------------------------------------------------------------

RiverSource
  Partners
  International
  Small Cap             1,149,239            496,177         1,057,146           (190,000)         (45,193)           63,912
------------------------------------------------------------------------------------------------------------------------------------

Threadneedle
  Global Equity
  Income                  235,459            177,834            15,723(f)          42,445           25,200             2,989(f)
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle
  International
  Opportunity           3,025,818          3,074,518         4,661,800            334,330          283,182           486,074
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 111

------------------------------------------------------------------------------------------------------------------------------------
                                      MANAGEMENT FEES                                      NONADVISORY EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                          2009               2008              2007              2009              2008              2007
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia AMT-
  Free Tax-
  Exempt Bond         $ 2,699,258        $ 2,764,541       $ 3,157,092       $     48,345      $   506,736       $    (8,650)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Mid
  Cap Growth
  Opportunity           4,488,355          4,726,590         6,373,531            281,069          437,496           241,412
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Intermediate
  Tax-Exempt              339,947            291,762           321,011              8,313            2,588            (4,565)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  Tax-Exempt
  High Income          10,226,940         11,447,732        13,006,578         (1,338,742)       2,984,232          (847,490)
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Government
  Money Market            518,174            893,335           776,197         (1,105,030)           6,551           300,969
------------------------------------------------------------------------------------------------------------------------------------
Columbia Select
  Large-Cap
  Value                 1,486,938          1,732,331         2,163,189            292,721          282,371           293,338
------------------------------------------------------------------------------------------------------------------------------------
Columbia Select
  Smaller-Cap
  Value                 1,687,329          2,048,229         3,132,296           (186,016)         295,691           337,798
------------------------------------------------------------------------------------------------------------------------------------
Columbia
  Seligman
  Communica-
  tions and
  Information          25,152,110         28,854,808        34,908,273          1,991,333        2,540,656         2,783,442
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  LaSalle
  Global Real
  Estate                  114,310            243,213           297,971             (8,058)         221,303          (104,511)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource
  LaSalle
  Monthly
  Dividend Real
  Estate                  208,539            460,038           827,966           (107,139)         177,277           (30,072)
------------------------------------------------------------------------------------------------------------------------------------
Seligman
  Capital               1,731,065          2,912,130         3,982,898            370,916          386,885           427,027
------------------------------------------------------------------------------------------------------------------------------------
Seligman Growth         4,254,428          2,534,267         3,101,571             85,442          387,623           404,127
------------------------------------------------------------------------------------------------------------------------------------



   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
   (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
   (c) For the fiscal period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
   (d) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
   (e) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
   (f) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

MANAGER OF MANAGERS EXEMPTION
The funds have received an order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For all Seligman funds and for Columbia Frontier, Columbia Seligman Global Technology, Columbia Seligman Communications and Information, Columbia Select Large-Cap Value, Columbia Select Smaller-Cap Value, RiverSource California Tax-Exempt, RiverSource Cash Management, Columbia Diversified Bond, Columbia Global Bond, Columbia High Yield Bond, RiverSource Intermediate Tax-Exempt, Columbia Minnesota Tax-Exempt, RiverSource New York Tax-Exempt, RiverSource Short Duration U.S. Government, Columbia AMT-Free Tax-Exempt Bond, RiverSource Tax-Exempt High Income and Columbia U.S. Government Mortgage funds: if the fund was to seek to rely on the order, holders of a majority of the fund's outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 17.


Statement of Additional Information - Dec. 30, 2010                     Page 112

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor     Barrow, Hanley, Mewhinney &                        A      1.00% on the first $10 million,
Small Cap Value            Strauss (BHMS)(a)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(a)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------

                           Metropolitan West Capital Management, LLC          B      0.50% on all assets
                           (MetWest Capital)
                           (effective April 24, 2006)
                           ------------------------------------------------------------------------------------------------------

                           Turner Investment Partners, Inc. (Turner)         N/A     0.50% on the first $50 million, reducing to
                           (effective Feb. 19, 2010)                                 0.35% as assets increase.(a)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Fundamental Value          LP (Davis)(a), (b)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------

Columbia Asia Pacific ex-  Threadneedle International Limited(b)              D      0.50% on the first $250 million, reducing to
Japan                      (Threadneedle)                                            0.40% as assets increase, and subject to a
                           (effective July 15, 2009)                                 performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets  Threadneedle(b)                                    D      0.45% of the first $150 million, reducing to
Opportunity                (effective July 9, 2004)                                  0.30% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Columbia European Equity   Threadneedle(b)                                    D      0.35% of the first $150 million, reducing to
                           (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Columbia Global Equity     Threadneedle(b)                                    D      0.35% of the first $150 million, reducing to
                           (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------

Columbia Global Extended   Threadneedle(b)                                    D      0.70% of the first $250 million, reducing to
Alpha                      (effective Aug. 1, 2008)                                  0.60% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 113

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor     AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
International Value        (AllianceBernstein)                                       0.30% as assets increase
                           (effective Sept. 17, 2001)
                           ------------------------------------------------------------------------------------------------------

                           Mondrian Investment Partners Limited              N/A     0.70% on all assets
                           (Mondrian)
                           (effective August 18, 2008)
                           ------------------------------------------------------------------------------------------------------

                           Tradewinds Global Investors, LLC                  N/A     0.50% on the first $250 million, reducing to
                           (Tradewinds)                                              0.40 as assets increase
                           (effective August 18, 2008)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Columbia Wanger Asset Management LLC               C      0.70% on the first $150 million, reducing to
International Select       (Columbia WAM)(a),(d)                                     0.50% as assets increase
Growth                     (effective Sept. 5, 2001)
---------------------------------------------------------------------------------------------------------------------------------


RiverSource Partners       Columbia WAM(a),(d)                                C      0.70% on the first $150 million, reducing to
International Small Cap    (effective Aug. 10, 2009)                                 0.50% as assets increase
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global        Threadneedle(b)                                    D      0.45% of the first $250 million, reducing to
Equity Income              (effective Aug. 1, 2008)                                  0.35% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

Threadneedle               Threadneedle(b)                                    D      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle        LaSalle Investment Management (Securities),        E      0.30% on the first $37 million, 0.65% on the
Global Real Estate         L.P. (LaSalle Securities U.S.)                            next $43 million, and 0.49% thereafter.
                           (since inception)
---------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle        LaSalle Securities U.S.                            E      0.30% on the first $58 million, 0.65% on the
Monthly Dividend Real      (since inception)                                         next $42 million, and 0.45% thereafter.
Estate
---------------------------------------------------------------------------------------------------------------------------------


    (a) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

    (b) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the publicly issued securities of the investment manager's parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect, wholly-owned subsidiary of Ameriprise Financial.

    (c) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
        14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to the following amount of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement: 50% for Threadneedle Emerging Markets, Threadneedle European Equity, Threadneedle Global Equity and Threadneedle International Opportunity; 100% for Threadneedle Global Equity Income and Threadneedle Global Extended Alpha. The performance incentive adjustment was effective Dec. 1, 2004.

    (d) On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC, including Columbia WAM, from Bank of America (the "Columbia Transaction"). As a result of the Columbia Transaction, Columbia WAM is an indirect, wholly-owned subsidiary of Ameriprise Financial.

A -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

B - Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.

C - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

D -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

E - LaSalle Investment Management (Securities), L.P. is an affiliate of Jones Lang LaSalle Incorporated.


Statement of Additional Information - Dec. 30, 2010                     Page 114

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES

                                                                                     SUBADVISORY FEES PAID
                                                                             ------------------------------------
FUND                                             SUBADVISER                     2010         2009         2008
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap  BHMS                                       $  491,375   $  437,027   $  865,372
Value
                                  -------------------------------------------------------------------------------------
                                  Donald Smith                                  587,548      497,789      984,692
                                  -------------------------------------------------------------------------------------

                                  MetWest Capital                               491,635      466,432      955,503
                                  -------------------------------------------------------------------------------------

                                  Turner                                         89,142(a)       N/A          N/A
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Franklin Portfolio             N/A       22,583      964,510
                                  Associates
                                  (from March 2004 to June 6, 2008)
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: Federated MDTA, LLC        325,109      443,715          N/A(a)
                                  (from June 6, 2008 to Feb. 19, 2010)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental  Davis                                       1,688,264    2,020,698    3,220,929
Value
-----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------

Columbia Asia Pacific ex-Japan    Threadneedle                                  995,409       42,462(e)       N/A
-----------------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets         Threadneedle                                2,539,990    1,469,749    2,801,637
Opportunity
-----------------------------------------------------------------------------------------------------------------------


Columbia European Equity          Threadneedle                                  247,803      260,772      443,279
-----------------------------------------------------------------------------------------------------------------------


Columbia Global Equity            Threadneedle                                1,364,749    1,168,151    2,269,177
-----------------------------------------------------------------------------------------------------------------------


Columbia Global Extended Alpha    Threadneedle                                   69,698       43,117       11,750(f)
-----------------------------------------------------------------------------------------------------------------------


Columbia Multi-Advisor            AllianceBernstein                           1,719,844    2,170,338    6,268,208
International Value
                                  -------------------------------------------------------------------------------------

                                  Mondrian                                      751,416      714,196       77,048(b)
                                  -------------------------------------------------------------------------------------

                                  Tradewinds                                    974,854    1,116,798      129,124(b)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners              Columbia WAM                                1,628,321      956,567    1,557,963
International Select Growth
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Principal Global           706,892      866,239    1,849,485
                                  Investors, LLC (from April 24, 2006 to
                                  May 6, 2010)
-----------------------------------------------------------------------------------------------------------------------


RiverSource Partners              Columbia WAM                                  507,839       41,203(c)       N/A
International Small Cap
                                  -------------------------------------------------------------------------------------
                                  Former subadviser: Batterymarch               179,169      188,913      386,194
                                  Financial Management, Inc. (from April
                                  24, 2006 to April 30, 2010)
                                  -------------------------------------------------------------------------------------

                                  Former subadviser: AIG Global Investment            0      127,498(d)   355,245
                                  Corp. (from April 24, 2006 to Aug. 7,
                                  2009)
-----------------------------------------------------------------------------------------------------------------------



Threadneedle Global Equity        Threadneedle                                  132,036      104,654        9,057(f)
Income
-----------------------------------------------------------------------------------------------------------------------


Threadneedle International        Threadneedle                                1,244,364    1,254,178    1,907,215
Opportunity
-----------------------------------------------------------------------------------------------------------------------

                                                                                2009         2008         2007
-----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real   LaSalle Securities U.S.                    $   36,482      121,606      148,985
Estate
-----------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly       LaSalle Securities U.S.                        71,093      230,019      413,983
Dividend Real Estate
-----------------------------------------------------------------------------------------------------------------------


(a) The subadviser did not begin managing the fund until after the fund's fiscal year end.
(b)    For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.
(c)    For the fiscal period from Aug. 10, 2009 to Oct. 31, 2009.


Statement of Additional Information - Dec. 30, 2010                     Page 115

(d)    For the fiscal period from Nov. 1, 2008 to Aug. 7, 2009.
(e)    For the fiscal period from July 15, 2009 to Oct. 31, 2009.
(f)    For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period, unless otherwise noted. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia Income  Colin Lundgren       16 RICs              $1.34 billion   None                 None
Builder Fund                          16 other accounts    $271.73 million                                       (6)        (18)
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(i)  1 RIC                $341.48 million None                 None
                                      2 other accounts     $0.08 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia Income  Colin Lundgren       16 RICs              $1.18 billion   None                 $100,001 -
Builder Fund II                       16 other accounts    $271.73 million                      $500,000         (6)        (18)
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(i)  1 RIC                $341.48 million None                 None
                                      2 other accounts     $0.08 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia Income  Colin Lundgren       16 RICs              $1.38 billion   None                 None
Builder Fund III                      16 other accounts    $271.73 million                                       (6)        (18)
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo(i)  1 RIC                $341.48 million None                 None
                                      2 other accounts     $0.08 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder
Aggressive
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(j)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(j)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(j)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(j)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder
Conservative
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(j)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(j)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(j)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(j)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 116

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder Moderate
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(j)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(j)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(j)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(j)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder Moderate
Aggressive
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(j)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(j)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(j)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(j)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M. Bergene(b)   5 RICs               $3.56 billion   None                 $10,001 -
Portfolio                             7 other accounts     $1.36 million                        $50,000          (1)        (19)
Builder Moderate
Conservative
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.56 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(j)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(j)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(j)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(j)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M. Bergene(b)   5 RICs               $3.30 billion   None                 $50,001 -
Portfolio                             7 other accounts     $1.36 million                        $100,000         (1)        (19)
Builder Total
Equity
                 --------------------------------------------------------------------------------------------
                 David M. Joy         5 RICs               $3.30 billion   None                 None
                                      6 other accounts     $1.01 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(j)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      22 other accounts    $296.0 million                                        (3)        (32)
                 --------------------------------------------------------------------------------------------
                 Colin Moore(j)       19 RICs              $3.62 billion   None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $299.0 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(j)     17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.4 billion
                                      21 other accounts    $296.0 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 million    None                 None
                 Schofield(j)         26 PIVs              $2.4 million
                                      16 other accounts    $296.0 million

------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 117

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P  Alfred F. Alley      4 RICs               $6.5 billion    None                 None             (3)        (32)
500 Index        III(j)               3 PIVs               $175.0 million
                                      19 other accounts    $4.0 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Alfred F. Alley      4 RICs               $6.5 billion    None                 None             (3)        (32)
Small Company    III(j)               3 PIVs               $175.0 million
Index                                 19 other accounts    $4.0 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia Equity  Steve Schroll        12 RICs              $14.61 billion  8 RICs ($14.05 B)    $50,001 -
Value                                 2 PIVs               $69.61 million                       $100,000         (2)        (20)
                                      18 other accounts(c) $538.36 million
                 --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $14.61 billion  8 RICs ($14.05 B)    $100,001 -
                                      2 PIVs               $69.61 million                       $500,000
                                      17 other accounts(c) $538.66 million
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $14.61 billion  8 RICs ($14.05 B)    $50,001 -
                                      2 PIVs               $69.61 million                       $100,000
                                      21 other accounts(c) $543.80 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Michael E. Hoover(j) 1 RIC                $689.7 million  None                 None             (3)        (32)
Precious Metals                       3 PIVs               $689.7 million
and Mining                            3 other accounts     $0.74 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia 120/20  Steve Schroll        12 RICs              $14.76 billion  8 RICs ($14.2 B)     $10,001-
Contrarian                            2 PIVs               $70.44 million                       $50,000          (2)        (20)
Equity                                18 other accounts(c) $539.06 million
                 --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $14.76 billion  8 RICs ($14.2 B)     $500,001-
                                      2 PIVs               $70.44 million                       $1,000,000
                                      17 other accounts(c) $539.57 million
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $14.76 billion  8 RICs ($14.2 B)     $100,001-
                                      2 PIVs               $70.44 million                       $500,000
                                      21 other accounts(c) $544.59 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Warren Spitz         None                 None            None                 Over             (2)        (20)
Recovery and                                                                                    $1,000,000
Infrastructure
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(k)       8 other accounts     $1.50 million                                         (1)        (19)
2010
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 118

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(k)       8 other accounts     $1.50 million                                         (1)        (19)
2015
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 $1- $10,000
                                      7 other accounts     $1.13 million
                 --------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Kent M.              8 other accounts     $1.50 million   None                 None             (1)        (19)
Retirement Plus  Bergene(b),(k)
2020
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M.              6 RICs               $4.13 billion   None                 None             (1)        (19)
Retirement Plus  Bergene(b),(k)       8 other accounts     $1.50 million
2025
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M.              6 RICs               $4.13 billion   None                 None             (1)        (19)
Retirement Plus  Bergene(b),(k)       8 other accounts     $1.50 million
2030
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 119

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(k)       8 other accounts     $1.50 million                                         (1)        (19)
2035
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(k)       8 other accounts     $1.50 million                                         (1)        (19)
2040
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia         Kent M.              6 RICs               $4.13 billion   None                 None
Retirement Plus  Bergene(b),(k)       8 other accounts     $1.50 million                                         (1)        (19)
2045
                 --------------------------------------------------------------------------------------------
                 David M. Joy(k)      6 RICs               $4.13 billion   None                 None
                                      7 other accounts     $1.13 million
                 -------------------------------------------------------------------------------------------------------------------
                 Anwiti Bahuguna(k)   17 RICs              $2.1 billion    None                 None
                                      26 PIVs              $2.5 billion
                                      21 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore(k)       19 RICs              $3.56 billion   None                 None
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $246 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson(k)     17 RICs              $2.1 billion    None                 None             (3)        (32)
                                      26 PIVs              $2.5 billion
                                      20 other accounts    $243 million
                 --------------------------------------------------------------------------------------------
                 Marie M.             17 RICs              $2.1 billion    None                 None
                 Schofield(k)
                                      26 PIVs              $2.5 billion
                                      17 other accounts    $243 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia High    Jennifer Ponce de    6 RICs               $4.04 billion   2 RICs ($527.4 M)    None             (2)        (23)
Yield Bond       Leon                 1 PIV                $9.33 million
                                      27 other accounts    $4.58 billion
                 --------------------------------------------------------------------------------------------
                 Brian Lavin          12 RICs              $8.92 billion   None                 None
                                      1 PIV                $9.33 million
                                      4 other account      $683.4 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 120

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia Multi-  DONALD SMITH:
Advisor Small    Donald G. Smith      2 RICs               $832.0 million  1 RIC ($790 M);
Cap Value
                 --------------------
                 Richard L. Greenberg 1 PIV                $67.0 million   1 other account ($68 None             (10)       (26)
                                      33 other accounts    $2.0 billion    M)
                 -------------------------------------------------------------------------------------------------------------------
                 BHMS:
                 James S. McClure     4 RICs               $824.6 million
                 --------------------
                 John P. Harloe       1 PIV                $5.4 million    None                 None             (12)       (27)
                                      15 other accounts    $572.3 million
                 -------------------------------------------------------------------------------------------------------------------
                 METWEST:
                 Samir Sikka          5 RICs               $472.7 million  1 other account      None             (13)       (28)
                                      3 PIVs               $84.3 million   ($53.9 M)
                                      12 other accounts    $193.8 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER:
                 David Kovacs         4 RICs               $315.0 million  1 PIV ($2 M)         None             (4)        (21)
                                      7 PIVs               $46.0 million
                                      6 other accounts     $23930 million
------------------------------------------------------------------------------------------------------------------------------------

Columbia U.S.    Jason J. Callan      4 RICs               $1.84 billion   None                 None             (2)        (23)
Government                            3 other accounts     $0.34 million
Mortgage
                 --------------------------------------------------------------------------------------------
                 Tom Heuer            4 RICs               $1.84 billion   None                 None
                                      2 other accounts     $0.40 million

------------------------------------------------------------------------------------------------------------------------------------

RiverSource      DAVIS:                                                    None                 None(f)          (9)        (25)
Partners         Christopher C. Davis 26 RICs              $54.0 billion
Fundamental                           12 PIVs              $1.0 billion
Value                                 117 other            $8.0 billion
                                      accounts(d)
                 ---------------------------------------------------------
                 Kenneth C. Feinberg  24 RICs              $54.0 billion
                                      11 PIVs              $1.0 billion
                                      107 other            $7.0 billion
                                      accounts(d)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource      Leonard A. Aplet(l)  11 RICs              $2.90 billion   None                 None
Short Duration                        8 PIVs               $3.56 billion                                         (3)        (32)
U.S. Government                       85 other accounts    $10.93 billion
                 --------------------------------------------------------------------------------------------
                 Gregory S.           1 RICs               $2.48 billion   None                 None
                 Liechty(l)           13 other accounts    $71.3 million
                 --------------------------------------------------------------------------------------------
                 Ronald B. Stahl(l)   11 RICs              $2.90 billion   None                 None
                                      6 PIVs               $785.66 million
                                      53 other accounts    $3.88 billion
------------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Steve Schroll        12 RICs              $12.06 billion  8 RICs ($11.57 M)    $100,001-
Dividend                              2 PIVs               $58.92 million                       $500,000
Opportunity                           21 other accounts(c) $467.85 million
                 --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $12.06 billion  8 RICs ($11.57 M)    $100,001-
                                      2 PIVs               $58.92 million                       $500,000
                                      17 other accounts(c) $468.59 million
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $12.06 billion  8 RICs ($11.57 M)    $10,001-         (2)        (20)
                                      2 PIVs               $58.92 million                       $50,000
                                      18 other accounts(c) $473.07 million
------------------------------------------------------------------------------------------------------------------------------------

RiverSource Real Arthur J. Hurley     1 RIC                $332.0 million  None                 None             (3)        (32)
Estate                                7 other accounts     $0.40 million
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 121

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Lynn Hopton          11 PIVs              $4.85 billion   None                 None             (2)        (29)
Floating Rate                         11 other accounts    $440.11 million
                 --------------------------------------------------------------------------------------------
                 Yvonne Stevens       11 PIVs              $4.85 billion   None                 None
                                      11 other accounts    $436.48 million
                 --------------------------------------------------------------------------------------------
                 Steve Staver         5 other accounts     $0.81 million   None                 None
------------------------------------------------------------------------------------------------------------------------------------
Columbia Income  Brian Lavin          12 RICs              $8.19 billion   None                 None             (2)        (23)
Opportunities                         1 PIV                $10.40 million
                                      3 other account      $684.85 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Nicholas Pifer(l)    6 RICs               $4.67 billion   None                 None             (2)        (23)
Inflation                             3 PIVs               $21.58 million
Protected                             19 other accounts    $4.99 billion
Securities
                 --------------------------------------------------------------------------------------------
                 VishaI Khanduja      1 RIC                $2.24 billion   None                 None
                                      3 other accounts     $0.09 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia Large   Brian M. Condon      12 RICs              $4.92 billion   1 PIV ($23 M)        None             (3)        (32)
Core                                  8 PIVs               $707 million
Quantitative                          43 other accounts    $2.63 billion
------------------------------------------------------------------------------------------------------------------------------------
Columbia Limited Tom Murphy           6 RICs               $12.38 billion  2 RICs ($1.53 B);    Over             (2)        (23)
Duration Credit                       2 PIVs               $715.72 million 1 other account      1,000,000
                                      17 other accounts    $12.88 billion  ($30.68 M)
                 --------------------------------------------------------------------------------------------
                 Timothy J. Doubek    1 RIC                $2.05 billion   1 other account      $10,001 -
                                      5 other account      $31.88 million  ($30.68 M)           $50,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. Condon      12 RICs              $8.52 billion   1 PIV ($23 M)        None             (3)        (32)
Disciplined                           8 PIVs               $707 million
Small and Mid                         43 other accounts    $2.63 billion
Cap Equity
                 --------------------------------------------------------------------------------------------
                 Alfred F. Alley III  6 RICs               $6.81 billion   None                 None
                                      6 PIVs               $846.76 million
                                      17 other accounts    $1.28 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. Condon      12 RICs              $8.61 billion   1 PIV ($23 M)        None             (3)        (32)
Disciplined                           8 PIVs               $707 million
Small and Mid                         43  other accounts   $2.63 billion
Cap Value
                 --------------------------------------------------------------------------------------------
                 Alfred F. Alley III  6  RICs              $6.90 billion   None                 None
                                      6 PIVs               $846.76 million
                                      17 other accounts    $1.28 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Tom Murphy           5 RICs               $7.96 billion   2 RICs ($1.46 B);    $10,001 -        (2)        (23)
Diversified Bond                      2 PIVs               $709.69 million 1 other account      $50,000
                                      18 other accounts    $13.30 billion  ($29.94 M)
                 --------------------------------------------------------------------------------------------
                 Jennifer Ponce de    6 RICs               $5.60 billion   2 RICs ($1.46 B);    None
                 Leon                 27 other accounts    $4.68 billion   1 other account
                                                                           ($29.94 M)
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       22 RICs              $38.96 billion  2 RICs ($1.46 B)     $100,001 -
                                      9 other accounts     $272.65 million                      $500,000
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Catherine Stienstra  10 RICs              $4.15 billion   None                 None             (2)        (23)
Minnesota Tax-                        12 other accounts    $6.80 billion
Exempt
                 --------------------------------------------------------------------------------------------
                 Mary Grindland(m)    1 RIC                $67.34 billion  None                 $10,001 -
                                      6 other accounts     $0.42 million                        $50,000
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Catherine Stienstra  10 RICs              $4.35 billion   None                 None             (2)        (23)
California Tax-                       12 other accounts    $6.80 billion
Exempt
------------------------------------------------------------------------------------------------------------------------------------
RiverSource New  Catherine Stienstra  10 RICs              $4.45 billion   None                 None             (2)        (23)
York Tax-Exempt                       12 other accounts    $6.80 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Laton Spahr          12 RICs              $9.94 billion   8 RICs ($9.42 B)     $100,001-
Diversified                           2 PIVs               $59.51 million                       $500,000
Equity Income                         16 other accounts    $544.22 million
                 ---------------------------------------------------------                      -------------
                 Steve Schroll        12 RICs              $9.94 billion   8 RICs ($9.42 B)     $50,001-         (2)        (20)
                                      2 PIVs               $59.51 million                       $100,000
                                      18 other accounts    $543.14 million
                 ---------------------------------------------------------                      -------------
                 Paul Stocking        12 RICs              $9.94 billion   8 RICs ($9.42 B)     Over
                                      2 PIVs               $59.51 million                       $1,000,000
                                      20 other accounts    $549.37 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia Large   Brian M. Condon      11 RICs              $7.92 billion   1 PIV ($22 M)        None             (3)        (32)
Growth                                9 PIVs               $757  million
Quantitative                          40 other accounts    $2.798 billion
------------------------------------------------------------------------------------------------------------------------------------
Columbia Large   Brian M. Condon      11 RICs              $8.429 billion  1 PIV ($22 M)        None             (3)        (32)
Value                                 9 PIVs               $757 million
Quantitative                          40 other accounts    $2.798 billion
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 122

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Laton Spahr          12 RICs              $12.18 billion  8 RICs ($9.42 B)     $50,001-
Value                                 2 PIVs               $59.51 million                       $100,000
Opportunity                           16 other accounts    $544.22 million
                 ---------------------------------------------------------                      -------------
                 Steve Schroll        12 RICs              $12.18 billion  8 RICs ($9.42 B)     $50,001-         (2)        (20)
                                      2 PIVs               $59.51 million                       $100,000
                                      18 other accounts    $543.14 million
                 ---------------------------------------------------------                      -------------
                 Paul Stocking        12 RICs              $12.18 billion  8 RICs ($9.42 B)     $50,001-
                                      2 PIVs               $59.51 million                       $100,000
                                      20 other accounts    $549.37 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Anwiti Bahuguna      36 RICs              $6.558 billion  None                 None
Strategic                             35 PIVs              $4.45 billion
Allocation                            21 other accounts    $252 million
                 --------------------------------------------------------------------------------------------
                 Colin Moore          38 RICs              $7.93 billion   None                 None
                                      35 PIVs              $4.45 billion
                                      20 other accounts    $255 million
                 --------------------------------------------------------------------------------------------
                 Kent Peterson        36 RICs              $6.558 billion  None                 None             (3)        (32)
                                      35 PIVs              $4.45 billion
                                      16 other accounts    $252 million
                 --------------------------------------------------------------------------------------------
                 Marie M. Schofield   36 RICs              $6.558 billion  None                 None
                                      35 PIVs              $4.45  billion
                                      17 other accounts    $253 million
                 -------------------------------------------------------------------------------------------------------------------
                 David M. Joy         31 RICs              $6.27 billion   None                 None             (2)        (19)
                                      6 other accounts     $1.14 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Steve Schroll        12 RICs              $13.77 billion  8 RICs ($9.42 B)     None             (2)        (20)
Balanced                              2 PIVs               $59.51 million
                                      18 other accounts    $543.14 million
                 --------------------------------------------------------------------------------------------
                 Laton Spahr          12 RICs              $13.77 billion  8 RICs ($9.42 B)     None
                                      2 PIVs               $59.51 million
                                      16 other accounts    $544.22 million
                 --------------------------------------------------------------------------------------------
                 Paul Stocking        12 RICs              $13.77 billion  8 RICs ($9.42 B)     None
                                      2 PIVs               $59.51 million
                                      20 other accounts    $549.37 million
                 -------------------------------------------------------------------------------------------------------------------
                 Tom Murphy           5 RICs               $12.73 billion  1 RIC ($933.4 M);    None             (2)        (23)
                                      2 PIVs               $716.23 million 1 other account
                                      17 other accounts    $13.57 billion  ($23.54 M)
                 --------------------------------------------------------------------------------------------
                 Jennifer Ponce de    6 RICs               $3.34 billion   1 RIC ($933.4 M);    None
                 Leon                 1 PIV                $10.56 million  1 other account
                                      25 other accounts    $4.88 billion   ($6.21 M)
                 --------------------------------------------------------------------------------------------
                 Colin Lundgren       14 RICs              $48.53 billion  1 RIC ($933.4 M)     None
                                      9 other accounts     $277.27 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Colin Lundgren       14 RICs              $48.78 billion  2 RICs ($1.54 B)     None
Strategic Income                      9 other accounts     $277.27 million
Allocation
                 --------------------------------------------------------------------------------------------
                 Gene R. Tannuzzo     11 RICs              $43.37 billion  None                 $1-$10,000       (2)        (23)
                                      2 other accounts     $0.09 million
                 --------------------------------------------------------------------------------------------
                 Brian Lavin          12 RICs              $9.49 billion   None                 None
                                      1 PIV                $10.56 million
                                      3 other account      $695.44 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  11 RICs              $4.07 billion   None                 None             (2)        (23)
California                            12 other accounts    $6.70 billion
Municipal High-
Yield
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  11 RICs              $4.07 billion   None                 None             (2)        (23)
California                            12 other accounts    $6.70 billion
Municipal
Quality
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Catherine Stienstra  11 RICs              $4.04 billion   None                 None             (2)        (23)
Minnesota                             12 other accounts    $6.70 billion
Municipal
                 --------------------------------------------------------------------------------------------
                 Mary Grindland       1 RIC                $355.48 million None                 None
                                      6 other accounts     $0.3 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman         Kimberly Campbell    7 RICs               $3.45 billion   None                 None             (3)        (32)
National                              18 other accounts    $960,000
Municipal
------------------------------------------------------------------------------------------------------------------------------------
Seligman New     Catherine Stienstra  11 RICs              $4.02 billion   None                                  (2)        (23)
York Municipal                        12 other accounts    $6.70 billion
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Nicholas Pifer       6 RICs               $5.38 billion   2 other accounts     $50,001-         (2)        (23)
Absolute Return                       1 PIV                $7.44 million   ($92.12 M)           $100,000
Currency and                          18 other accounts    $4.99 billion
Income
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 123

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia Asia    THREADNEEDLE:
Pacific ex-Japan
                 Vanessa Donegan      5 RICs               $3.86 billion   2 RICs               None(f)          (14)       (36)
                                      9 other accounts     $4.62 billion
                 ------------------------------------------------------------------------------
                 Rafael Polatinsky    2 RICs               $1.66 billion   2 RICs
                                      3 other accounts     $840.0 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Nicholas Pifer       6 RICs               $5.02 billion   2 other accounts     $10,001-
Emerging Markets                      1 PIV                $7.44 million   ($92.12 M)           $50,000          (2)        (23)
Bond                                  18 other accounts    $4.99 billion
                 --------------------------------------------------------------------------------------------
                 Jim Carlene          6 PIVs               $63.99 million  None                 $10,001-
                                      5 other accounts     $1.32 million                        $50,000
------------------------------------------------------------------------------------------------------------------------------------
Columbia         THREADNEEDLE:
Emerging Markets
Opportunity
                 Vanessa Donegan      5 RICs               $4.64 billion   2 RICs               None(f)          (14)       (36)
                                      9 other accounts     $4.62 billion
                 ------------------------------------------------------------------------------
                 Rafael Polatinsky    2 RICs               $1.66 billion   2 RICs
                                      3 other accounts     $840.0 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia         THREADNEEDLE:
European Equity
                 Dan Ison             4 RICs               $1.07 billion   1 RIC ($95 M)        None(f)          (14)       (36)
------------------------------------------------------------------------------------------------------------------------------------
Columbia         John K. Schonberg    8 RICs               $1.85 billion   2 RICs ($1.46 B)     None             (2)        (37)
Frontier                              2 PIVs               $29.31 million
                                      6 other accounts     $1.58 million
                 ---------------------------------------------------------                      -------------
                 Sam Murphy           2 RICs               $1.46 billion                        None
                                      3 other accounts     $0.14 million
                 ---------------------------------------------------------                      -------------
                 Mike Marzolf         2 RICs               $1.46 billion                        None
                                      3 other accounts     $0.08 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia Global  Nicholas Pifer       6 RICs               $5.02 billion   2 other accounts     $50,001-         (2)        (23)
Bond                                  1 PIV                $7.44 million   ($92.12 M)           $100,000
                                      18 other accounts    $4.99 billion
------------------------------------------------------------------------------------------------------------------------------------
Columbia Global  THREADNEEDLE:
Equity
                 Stephen Thornber     3 RICs               $114.0 million  2 RICs ($79 M)       None(f)          (14)       (36)
                                      1 other account      $455.0 million
                 ------------------------------------------------------------------------------
                 Andrew Holliman      3 RICs               $164.0 million  1 RIC ($10 M)
                                      1 other account      $253.0 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia Global  THREADNEEDLE:
Extended Alpha
                 Andrew Holliman      3 RICs               $154.0 million  1 RIC ($10 M)        None(f)          (14)       (36)
                                      1 other account      $253.0 million
                 ------------------------------------------------------------------------------
                 Jeremy Podger        4 RICs               $2.92 billion   1 RIC ($2 M)
                                      2 other accounts     $64.0 million
------------------------------------------------------------------------------------------------------------------------------------
Columbia Multi-  ALLIANCEBERNSTEIN:
Advisor
International
Value
                 Kevin F. Simms       210 RICs             $35.55 billion  3 RICs ($6.74 B);    None             (16)       (33)
                                      339 PIVs             $20.71 billion  13 PIVs ($1.26 B);
                                      33,200 other         $83.31 billion  66 other accounts
                                      accounts                             ($8.53 B)
                 ------------------------------------------------------------------------------
                 Henry S. D'Auria     165 RICs             $33.38 billion  3 RICs ($6.74 B);
                                      247 PIVs             $18.70 billion  10 PIVs ($1.21 B);
                                      33,196 other         $82.94 billion  66 other accounts
                                      accounts                             ($8.53 B)
                 ------------------------------------------------------------------------------
                 Sharon E. Fay        212 RICs             $36.11 billion  3 RICs ($6.74 B); 15
                                      363 PIVs             $24.01 billion  PIVs ($1.53 B); 87
                                      33,374 other         $92.72 billion  other accounts
                                      accounts                             ($9.38 B)
                 ------------------------------------------------------------------------------
                 Eric J. Franco       74 RICs              $16.54 billion  1 RIC ($2.12 B);
                                      122 PIVs             $6.40 billion   1 PIV ($0); 8 other
                                      142 other accounts   $17.14 billion  accounts ($1.16 B)
                 -------------------------------------------------------------------------------------------------------------------
                 MONDRIAN:
                 Ormala Krishnan      1 RIC                $456.0 million  None                 None             (8)        (34)
                                      1 PIV                $1.54 billion
                                      9 other accounts     $1.19 million
                 -------------------------------------------------------------------------------------------------------------------
                 TRADEWINDS:
                 Peter Boardman       6 RICs               $2.17 billion   None                 None             (11)       (35)
                                      11 PIVs              $984.8 million
                                      40,383 other         $13.31 billion
                                      accounts
                 ---------------------------------------------------------
                 Alberto Jimenez      6 RICs               $2.19 billion
                 Crespo               11 PIVs              $985.0 million
                                      40,380 other         $13.11 billion
                                      accounts
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 124

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Richard M. Parower   3 RICs               $3.97 billion   None                 None             (2)        (30)
Seligman Global                       5 PIVs               $1.96 billion
Technology                            9 other accounts     $416.27 million
                 ---------------------------------------------------------                      -------------
                 Paul H. Wick         4 RICs               $4.27 billion                        None
                                      5 PIVs               $1.96 billion
                                      6 other accounts     $411.85 million
                 ---------------------------------------------------------                      -------------
                 Reema D. Shah        3 RICs               $3.97 billion                        None
                                      5 PIVs               $1.96 billion
                                      10 other accounts    $412.34 million
                 ---------------------------------------------------------                      -------------
                 Ajay Diwan           4 RICs               $4.27 billion                        None
                                      5 PIVs               $1.96 billion
                                      10 other accounts    $410.98 million
                 ---------------------------------------------------------                      -------------
                 Benjamin Lu          1 RIC                $5.58 million
                                      2 PIVs               $26.89 million
                                      1 other account      $0.001 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Fred Copper          8 RICs               $1.5 billion    None                 None             (3)        (32)
Disciplined                           2 PIVs               $569.2 million
International                         22 other accounts    $69.9 million
Equity
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      COLUMBIA WAM:
Partners
International    P. Zachary Egan      3 RICs               $6.3 billion    None                 None             (15)       (31)
Select
Growth           ---------------------------------------------------------
                 Louis J. Mendes III  4 RICs               $7.1 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      COLUMBIA WAM:
Partners
International
Small Cap
                 P. Zachary Egan      3 RICs               $6.5 billion    None                 None             (15)       (31)
                 ---------------------------------------------------------
                 Louis Mendes III     4 RICs               $7.4 billion
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
Global Equity
Income
                 Stephen Thornber     3 RICs               $486.0 million  2 RICs ($79 M)       None(f)          (14)       (36)
                                      1 other account      $455.0 million
                 ------------------------------------------------------------------------------
                 Jeremy Podger        4 RICs               $2.92 billion   1 RIC ($2 M)
                                      2 other accounts     $64.0 million
------------------------------------------------------------------------------------------------------------------------------------
Threadneedle     THREADNEEDLE:
International
Opportunity
                 Alex Lyle            16 PIVs              $1.88 billion   None                 None(f)          (14)       (36)
                                      33 other accounts    $2.37 billion
                 ---------------------------------------------------------
                 Esther Perkins       4 other accounts     $986.0 million
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia AMT-    Catherine Stienstra  10 RICs              $3.82 billion   None                 None             (2)        (23)
Free Tax-Exempt                       11 other accounts    $6.50 billion
Bond
------------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap John K. Schonberg    7 RICs               $745.93 million
Growth                                2 PIVs               $15.93 million
Opportunity                           6 other accounts     $1.12 million
                 ---------------------------------------------------------
                 Sam Murphy           1 RIC                $364.11 million 1 RIC ($364.11 M)    None             (2)        (37)
                                      3 other accounts     $0.12 million
                 ---------------------------------------------------------
                 Mike Marzolf         1 RIC                $364.11 million
                                      2 other accounts     $0.05 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      Brian M. McGreery(l) 7 RICs               $4.20 billion   None                 None             (3)        (32)
Intermediate                          7 other accounts     $640.57 million
Tax-Exempt
------------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax- Kimberly Campbell(l) 7 RICs               $3.40 billion   None                 None             (3)        (32)
Exempt High                           18 other accounts    $0.93 million
Income
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Columbia Select  Neil Eigen           6 RICs               $642.93 million 4 RICs ($544.83 M)   None
Large-Cap Value                       2 PIVs               $149.17 million
                                      65 other accounts(c) $2.92 billion                                         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Richard Rosen        6 RICs               $642.93 million 4 RICs ($544.83 M)   None
                                      2 PIVs               $149.17 million
                                      70 other accounts(c) $2.88 billion
------------------------------------------------------------------------------------------------------------------------------------
Columbia Select  Neil Eigen           6 RICs               $611.66 million 4 RICs ($513.56 M)   None
Smaller-Cap                           2 PIVs               $149.17 million
Value
                                      65 other accounts(c) $2.92 billion                                         (2)        (22)
                 --------------------------------------------------------------------------------------------
                 Richard Rosen        6 RICs               $611.66 million 4 RICs ($513.56 M)   $1-$10,000
                                      2 PIVs               $149.17 million
                                      70 other accounts(c) $2.88 billion
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 125

                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(a)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Columbia         Paul Wick            4 RICs               $851.40 million None                 Over
Seligman
Communications                        5 PIVs               $1.82 billion                        $1,000,000,0-
                                                                                                00
and Information                       6 other accounts     $266.43 million                                       (2)        (30)
                 --------------------------------------------------------------------------------------------
                 Ajay Diwan           4 RICs               $851.40 million None                 None
                                      5 PIVs               $1.82 billion
                                      7 other accounts     $262.94 million
                 --------------------------------------------------------------------------------------------
                 Richard Parower      3 RICs               $566.53 million None                 None
                                      5 PIVs               $1.82 billion
                                      8 other accounts     $265.53 million
                 --------------------------------------------------------------------------------------------
                 Reema Shah           3 RICs               $566.53 million None                 None
                                      5 PIVs               $1.82 billion
                                      8 other accounts     $270.30 million
                 --------------------------------------------------------------------------------------------
                 Sangeeth Peruri      1 RIC                $56.04 million  None                 None
                                      3 PIVs               $874.60 million
                                      9 other accounts     $16.67 million
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      LASALLE SECURITIES:
LaSalle Global
Real Estate
                 Stan J. Kraska       2 RICs               $113.0 million  4 other accounts     $10,001-         (17)       (39)
                                                                                                $50,000
                                      14 PIVs              $4.15 billion   ($539 M)
                                      29 other accounts    $2.83 billion
                 ---------------------------------------------------------                      -------------
                 George J. Noon       2 RICs               $113.0 million                       None
                 ---------------------------------------------------------                      -------------
                 Keith R. Pauley      14 PIVs              $4.15 billion                        None
                                      28 other accounts    $2.83 billion
                 --------------------------------------------------------------------------------------------
                 Ernst Jan de Leeuw   1 RIC                $87.0 million   2 other accounts     None
                                      16 PIVs              $4.20 billion   ($426 M)
                                      17 other accounts    $1.31 billion
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      LASALLE SECURITIES:
LaSalle
Monthly Dividend Stan J. Kraska       2 RICs               $101.0 million  4 other accounts     $10,001-         (17)       (39)
Real                                                                                            $50,000
Estate                                14 PIVs              $4.15 billion   ($539 M)
                                      29 other accounts    $2.83 billion
                 ---------------------------------------------------------                      -------------
                 George J. Noon       2 RICs               $101.0 million                       None
                 ---------------------------------------------------------                      -------------
                 Keith R. Pauley      14 PIVs              $4.15 billion
                                      28 other accounts    $2.83 billion                        None
------------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Wayne Collette(j)    10 RICs              $2.55 billion   None                 None
                                      1 PIV                $125.4 million
                                      114 other accounts   $216.4 million
                 --------------------------------------------------------------------------------------------
                 George Myers(j)      7 RICs               $2.13 billion   None                 None
                                      1 PIV                $125.4 million
                                      103 other accounts   $138.8 million
                 --------------------------------------------------------------------------------------------
                 Lawrence W. Lin(j)   7 RICs               $2.13 billion   None                 None             (3)        (32)
                                      1 PIV                $125.4 million
                                      108 other accounts   $138.8 million
                 --------------------------------------------------------------------------------------------
                 Brian D. Neigut(j)   7 RICs               $2.13 billion   None                 None
                                      1 PIV                $125.4 million
                                      105 other accounts   $138.6 million
------------------------------------------------------------------------------------------------------------------------------------
Seligman Growth  John Wilson(j)       5 RICs               $1.65 billion   None                 None
                                      1 PIV                $310.0 million
                                      19 other accounts    $350.0 million
                 --------------------------------------------------------------------------------------------
                 Peter Deininger(j)   1 PIV                $315.0 million  None                 None             (3)        (32)
                                      15 other accounts    $275.0 million
------------------------------------------------------------------------------------------------------------------------------------




    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(d)    Wrap accounts have been counted at the sponsor level.

(e) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(f) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

(g) The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.

(h) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.

(i) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Dec. 31, 2009.

(j) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of March 31, 2010.

(k) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2010.

(l) The portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of Aug. 31, 2010.

(m) The portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of July 31, 2010.


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POTENTIAL CONFLICTS OF INTEREST
(1) COLUMBIA MANAGEMENT: Management of funds-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund's allocation among the underlying funds.

        - Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) COLUMBIA MANAGEMENT: Portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, the investment manager monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        The investment manager has a fiduciary responsibility to all of the clients for which it manages accounts. The investment manager seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. The investment manager has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

        For portfolio managers Marzolf and Murphy, their responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(3) COLUMBIA MANAGEMENT: Like other investment professionals with multiple clients, a fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager's Code of Ethics and certain limited exceptions, the investment manager's investment professionals do not have the opportunity to invest in client accounts, other than the funds.

        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.


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        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

        A fund's portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager's portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(4) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV,
        Part II for a description of some of its policies and procedures in this regard.

(5)

(6) COLUMBIA MANAGEMENT: Management of the Income Builder Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        The investment manager uses quantitative models combined with qualitative factors to determine the funds allocations to the underlying funds. Using these methodologies, a group of the investment manager's investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. The fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the investment manager establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.


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        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - The investment manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        The investment manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the investment manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(7) AMERICAN CENTURY: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.


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(8)     MONDRIAN: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian's own interests or those of its employees and directors:

        Access to non-public information
        As an Investment Manager Mondrian may come in to contact with information about a company that is not generally available to the investing public. Mondrian's policy and procedures for handling any conflicts of interest arising from access to nonpublic information are set out in the Mondrian Investment Partners Limited Code of Ethics under "Policy Statement on Insider Trading and Securities Fraud". If an employee is uncertain as to whether an interest or relationship is material or adverse, they should consult the Chief Compliance Officer for guidance.

        Allocation of aggregated trades
        Mondrian may from time to time aggregate trades for a number of its clients.

        Mondrian's policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

        Allocation of investment opportunities
        Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

        Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

        All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates. See also "Side-by-side management of hedge funds" below.

        Cherry picking
        Cherry picking is an abusive practice whereby an investment firm misrepresents its stock selecting skills by only showing top performing securities in promoting its investment services. Mondrian's production of marketing materials is centrally controlled and independently reviewed to ensure that all materials are fair and not misleading.

        Dealing in investments as agent for more than one party
        Conflicts of interest exist when a portfolio management firm manages multiple client portfolios. Mondrian addresses these potential conflicts through the operation of dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients.

        Allocation of IPO opportunities
        Initial Public Offerings ("IPO's") present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to. Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

        Dealing in investments as principal in connections with the provision of seed capital
        A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

        Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.


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        Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

        Directorships and external arrangements
        Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients. Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes. The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual's responsibilities to Mondrian clients.

        Dual agency
        Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

        Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

        Employee compensation
        There is a potential risk that Mondrian's compensation structure may incentivize employees to place their interests ahead of client interests, or, place one client's interests ahead of another. Mondrian's compensation structure does not provide incentives for any member staff to favor any client (or group of clients). Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Employee personal account dealing
        There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account. Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests. Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

        Gifts and entertainment (received)
        In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients. Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 require pre-approval). All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

        Gifts and entertainment (given)
        In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate. Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 require pre-approval). All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

        Investment in shares issued by Companies who are clients of Mondrian Mondrian has client relationships with a number of entities which are associated with companies that issue securities in which Mondrian could invest client assets. This results in a potential conflict of interest. Mondrian makes stock selection decisions at a committee level. If a security is identified as offering a good investment opportunity it is added to Mondrian's list of approved securities. All portfolios governed by the same or a similar mandate are structured similarly, that is, will hold the same or comparable securities. Mondrian would not consider client relationships when analyzing securities and would not add a holding to, or remove one from, the approved list because of a client relationship.

        Management of investment capacity


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        Where there is limited capacity in Mondrian's investment products, there is a potential for a conflict of interest in relation to how that capacity is allocated when there is strong demand. With regard to a closing policy, Mondrian recognizes the importance and the challenge of managing the growth of assets under management without compromising the interests of existing clients. To this end, the company has a track record of closing products early. In recent years Mondrian has soft closed its core EAFE and all-cap Emerging Markets equity products. These closures have been carried out early to give existing clients some further, albeit limited, scope for contribution to funds invested. Also, capacity in these styles has been reserved for Mondrian's co-mingled vehicles.

        Performance fees
        Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees. Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis. The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

        Portfolio holdings disclosure
        Detailed portfolio holdings information can potentially be used by one or more clients/shareholders to obtain advantage over others who do not have access to that information. There is a potential risk that Mondrian could make nonpublic portfolio holdings information available to one or more select clients before it is made available to all relevant clients. Conflicts of interest arising from access to nonpublic information are addressed in the Mondrian Investment Partners Limited Code of Ethics under "Policy Statement on Insider Trading and Securities Fraud". Additionally, Mondrian has procedures in place to ensure that client portfolio holdings information (including co-mingled funds) is kept confidential and is not inappropriately released to one or more clients/shareholders ahead of others.

        Portfolio pumping
        Portfolio pumping is the act of bidding up the value of a client's holdings immediately before the end of a calendar quarter, or other period when portfolio performance is measured. This is done by using a client's funds to place an excessive volume of trades in securities held by another client. This may drive up the value of the holdings on a temporary basis. Mondrian does not permit trading for the purpose of temporarily improving the performance of a portfolio. Mondrian's investment procedures require all changes to portfolio holdings to be approved by the relevant Investment Committee. Although portfolio performance is measured and reported to clients on a monthly basis, Mondrian's clients assess portfolio returns and relative performance on a longer term basis, in accordance with Mondrian's long-term investment approach.

        Pricing and valuation
        There is a potential conflict of interest inherent in every valuation where an investment management firm is compensated on asset size and/or portfolio performance. Mondrian has policies and procedures in place to ensure that an appropriate independent pricing source is used for all security types. Adherence to these policies and procedures is monitored using exception reporting, as well as regular review, testing and evaluation of the adequacy of the procedures.

        Proxy voting
        Mondrian has a potential conflict of interest with its underlying clients when it has discretion to exercise voting authority in respect to client securities. Mondrian has implemented Proxy Voting policies and procedures that are designed to ensure that it votes client securities in the best interest of clients. In order to facilitate the actual process of voting proxies, Mondrian has contracted with an independent company, Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of its clients and vote proxies in accordance with its procedures.

        Relationships with consultants
        Investment consultants typically provide advisory services to Mondrian's clients and Mondrian occasionally purchases services from these consultants. The conflict of interest in these relationships rests mainly with the investment consulting firm itself. However, Mondrian will take care to ensure that any services it purchases from such firms are appropriate and would not reasonably be considered to be an inducement to that firm.


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        Side-by-side management of hedge funds (Mondrian Alpha Funds)
        Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio. Mondrian acts as investment manager for a Fixed Income Alpha and an Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients. Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

        Soft dollar arrangements
        Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met. As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client's portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends. Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage. With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

        Step-Out Trades
        A step-out trade occurs when a brokerage firm executes an order, but gives other firms credit and some of the commission for the trade. Mondrian has no incentive to use step-out trades.

        Transactions with affiliated brokers
        Mondrian does not currently have any affiliated brokers.

        Window dressing
        Window dressing is a strategy which can be used by portfolio managers near the end of a reporting period to improve the appearance of portfolio performance before presenting it to clients. To window dress, a portfolio manager may sell securities with large losses and purchase stocks that have done well, near the end of the reporting period. The list of holdings sent to clients will thus include the high performing securities, and exclude the poor performing securities. Window dressing can also be used to invest in securities that do not meet the style of an account, without clients being aware. Mondrian does not permit window dressing or other trading for the purpose of improving the appearance of a client's performance. Mondrian's investment procedures require all changes to portfolio holdings to be approved by the relevant Investment Committee. Although portfolio holdings are reported to clients on a monthly basis, Mondrian's clients assess portfolio returns and relative performance on a longer term basis, in accordance with Mondrian's long-term investment approach.

(9) DAVIS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect

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          the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(10) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(11) TRADEWINDS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts, which is not intended to be an exhaustive list:

        - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating limited opportunities across multiple accounts.

        - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

        - Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

        Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(12) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(13) METWEST: MetWest Capital's portfolio managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts, The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a

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        portfolio manager identifies a limited investment opportunity, such as an IPO that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a fund's adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

        As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging MetWest Capital). The structure of a portfolio manager's or an investment advisor's compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake. In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above. It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager's personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

(14) THREADNEEDLE: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(15) COLUMBIA WAM: Like other investment professionals with multiple clients, a Fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor (Columbia Wanger Asset Management) and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor's Code of Ethics and certain limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.


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        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

        A Fund's portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor's portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(16) ALLIANCEBERNSTEIN: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional

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        teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(17) LASALLE: Since the Investment Team manages other accounts in addition to the Funds, conflicts of interest may arise in connection with the Investment Team's management of a Fund's investments on the one hand and the investments of such other accounts on the other hand. Conflicts may arise related to: (1) aggregation and allocation of securities transactions (including initial public offerings), (2) the timing of purchases and sales of the same security for different accounts and (3) different advice for different accounts, primarily driven by the account's investment objectives. LaSalle Securities US and LaSalle Securities B.V. believe that conflicts are largely mitigated by their respective Code of Ethics, which prohibits ownership by the Investment Team Members (except through a mutual fund) of securities of the type the Funds invest in, and various policies and procedures it has adopted, including the master trading schedule it maintains to proportionately allocate purchases and sales to each account by tracking the target weight for each holding and establishing the required shares to reach those targets.

STRUCTURE OF COMPENSATION
(18) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of Columbia Management has the discretion to

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        increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(19) COLUMBIA MANAGEMENT: The compensation of employees of the investment manager consists of (i) a base salary, (ii) an annual cash bonus, and
        (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio manager Joy, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for the funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covers the three-year period that started in January 2007 and ended in December 2009. Portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other employees of the investment manager. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of investment manager at the same job level.

(20) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(21) TURNER: Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(22) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash

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        bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(23) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include
        (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(24) AMERICAN CENTURY: The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2009, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three- year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund's true peers based on internal investment mandates. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five year performance periods.

        Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility.

        Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either

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

        measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative or fixed income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(25) DAVIS: Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(26) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(27) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(28) METWEST: MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material

Statement of Additional Information - Dec. 30, 2010                     Page 140
        portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(29) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(30) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.


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





(31) COLUMBIA WAM: For services performed through Dec. 31, 2009 and paid in Feb. 2010, the portfolio managers received all of their compensation from the Advisor and its then parent company, Columbia Management Group, LLC. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and incentive compensation. For the 2009 calendar year, all of a manager's incentive compensation was paid in cash. The Columbia WAM total incentive compensation pool was based on formulas, with investment performance of individual portfolio managers plus firm-wide investment performance, as primary drivers.

        For services performed for the 2010 calendar year and generally paid in early 2011, the portfolio managers will receive all of their compensation in the form of salary and incentive compensation provided in whole by Ameriprise Financial. Typically, a high proportion of a portfolio manager's incentive compensation will be paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Ameriprise Financial restricted stock and/or options. Both plans vest over three years from the date of issuance. Also, as part of the overall incentive for 2010, the portfolio managers receive additional compensation -- a substantial portion of which will be deferred or paid in shares of funds managed by Columbia WAM -- based on performance and continued employment through Dec. 15, 2010.

        Portfolio managers are positioned in a number of compensation tiers based on cumulative performance of the portfolios/stocks that they manage. Portfolio manager performance is measured versus primary portfolio benchmarks. One and three year performance periods primarily drive incentive levels. Incentive compensation varies by tier and can range from between a fraction of base pay to a multiple of base pay, the objective being to provide very competitive total compensation for high performing portfolio managers. Incentives are adjusted up or down up to 15% based on qualitative performance factors, which include investment performance impacts not included in benchmarks such as industry (or country) weighting recommendations, plus adherence to compliance standards, business building, and citizenship.

        In addition, the incentive amounts available for the entire pool for 2011 and 2012 will be adjusted up or down based upon the increase/decrease in Columbia WAM revenues versus an agreed upon based revenue amount. Investment performance, however, impact incentives for more than revenues. Columbia WAM determines incentive compensation, subject to review by Ameriprise Financial.


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

(32) COLUMBIA MANAGEMENT: As of the funds' most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager's bonus is variable and generally is based on (1) an evaluation of the portfolio manager's investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager's three and five year performance. The investment manager also may consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

   PERFORMANCE BENCHMARKS:

PORTFOLIO
MANAGER              FUND(S)          BENCHMARK(S)                PEER GROUP
---------        ---------------    ---------------    --------------------------------
Alfred F.        RiverSource        Russell 2500       Lipper Mid-Cap Core Funds
  Alley III      Disciplined        Index              Classification
                 Small and Mid
                 Cap Equity
                 RiverSource        Russell 200        Lipper Small Cap Value Funds
                 Disciplined        Value Index        Classification
                 Small Cap Value
                 RiverSource S&P    S&P 500 Index      Lipper S&P 500 Index Objective
                 500 Index                             Funds Classification
                 RiverSource        S&P Small Cap      Lipper Small-Cap Core Funds
                 Small Company      600 Index          Classification
                 Index
Anwiti           Columbia           S&P 500 Index      Lipper Large Cap Core Funds
  Bahuguna,      Portfolio                             Classification
  Colin Moore,   Builder
  Kent           Aggressive,
  Peterson and   Columbia
  Marie M.       Portfolio
  Schofield      Builder
                 Moderate
                 Aggressive and
                 Columbia
                 Portfolio
                 Builder Total
                 Equity
                 Columbia           Barclays           Lipper Mixed-Asset Target
                 Portfolio          Capital U.S.       Allocation Conservative Funds
                 Builder            Aggregate 1-3      Classification
                 Conservative       Years Index and
                                    Blended: 80%
                                    Barclays
                                    Capital U.S.
                                    Aggregate 1-3
                                    Years Index,
                                    20% Barclays
                                    Capital U.S.
                                    Corporate High-
                                    Yield Bond
                                    Index
                 Columbia           S&P 500 Index      Lipper Mixed-Asset Target
                 Portfolio          and  Barclays      Allocation Conservative Funds
                 Builder            Capital U.S.       Classification
                 Moderate           Aggregate Bond
                 Conservative       Index
                 Columbia           S&P 500 Index      Lipper Mixed-Asset Target
                 Portfolio          and  Barclays      Allocation Growth Funds
                 Builder            Capital U.S.       Classification
                 Moderate           Aggregate Bond
                                    Index
                 Columbia           S&P 500 Index,     N/A
                 Retirement Plus    Russell 1000
                 Funds              Index, Russell
                                    1000 Value
                                    Index, Barclays
                                    Capital U.S.
                                    Aggregate Bond
                                    Index, MSCI The
                                    World Index
                                    Net, and MSCI
                                    EAFE Index Net
                 Columbia           S&P 500 Index      Lipper Mixed Asset Target
                 Strategic          and Barclays       Allocation Moderate Funds
                 Allocation         Capital            Classification
                                    Aggregate Bond
                                    Index
Brian M.         Columbia Large     S&P 500 Index      Lipper S&P 500 Index Objective
  Condon         Core                                  Funds Classification
                 Quantitative
                 Columbia Large     Russell 1000       Lipper Large Cap Growth Funds
                 Growth             Growth Index       Classification
                 Quantitative
                 Columbia           Russell 1000       Lipper Large Cap Value Funds
                 Disciplined        Value Index        Classification
                 Large Value
                 Quantitative
                 RiverSource        Russell 2500       Lipper Mid Cap Core Funds
                 Disciplined        Index              Classification
                 Small and Mid
                 Cap Equity
                 RiverSource        Russell 2000       Lipper Small Cap Value Funds
                 Disciplined        Value Index        Classification
                 Small Cap Value
Fred Copper      RiverSource        MSCI EAFE Value    Lipper International Multi-Cap
                 Disciplined        Index              Value Funds Classification
                 International
                 Equity
Wayne M.         Seligman           Russell MidCap     Lipper Mid-Cap Growth Funds
  Collette,      Capital            TR and Russell     Classification
  Lawrence W.                       MidCap Growth
  Lin, George                       TR
  Myers and
  Brian D.
  Neigut
                 Columbia           Russell 2000 TR    Lipper Small Cap Growth Funds
                 Frontier           and Russell        Classification
                                    2000 Growth TR


Statement of Additional Information - Dec. 30, 2010                     Page 143

PORTFOLIO
MANAGER              FUND(S)          BENCHMARK(S)                PEER GROUP
---------        ---------------    ---------------    --------------------------------
Peter            Seligman Growth    Russell 1000       Lipper Large-Cap Growth Funds
  Deininger                         Growth Index       Classification
  and John
  Wilson
Cheryl           RiverSource S&P    S&P 500 Index      Lipper S&P 500 Index Objective
  D'Hollander    500 Index                             Funds Classification
                 RiverSource        S&P Small Cap      Lipper Small-Cap Core Funds
                 Small Company      600 Index          Classification
                 Index
Michael E.       RiverSource        S&P North          Lipper Natural Resources Funds
  Hoover         Precious Metals    American           Classification
                 and Mining         Natural
                                    Resources
                                    Sector Index
Arthur J.        RiverSource        FTSE NAREIT        Lipper Real Estate Funds
  Hurley         Real Estate        Equity REITs       Classification
                                    Index
Laura A.         RiverSource        Barclays           Lipper Multi-Sector Income Funds
  Ostrander      Strategic          Capital            Classification
                 Income             Government/Cre-
                 Allocation         dit Bond Index
                                    and Blended
                                    Benchmark()


          (1) A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond
               Index -- Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

        The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager's profitability for the year, which is largely determined by assets under management.

(33) ALLIANCEBERNSTEIN: AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Incentive Compensation Award Plan ("deferred awards"): AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein's publicly traded units, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(34) MONDRIAN: Mondrian has the following programs in place to retain key investment staff:

        1. Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

        2. Profit Sharing Bonus Pool -- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

        3. Equity Ownership -- Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 73% owned by approximately 80 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel through Atlantic Value Investment Partnership LP, and 27% owned by private equity funds

Statement of Additional Information - Dec. 30, 2010                     Page 144
           sponsored by Hellman & Friedman LLC. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

        Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

        At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Compensation Committee

        In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

        Defined Contribution Pension Plan
        All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

        Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(35) TRADEWINDS: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

        Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

        - Overall performance of client portfolios;

        - Objective review of stock recommendations and the quality of primary research;

        - Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

        To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

        Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(36) THREADNEEDLE: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan ("EIP") linked to measures of Threadneedle's corporate success. Threadneedle believes this encourages longevity of service.

        The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

        The split of the profit share focuses on three key areas of success:

        - Performance of own funds and research recommendations,

        - Performance of all portfolios in the individual's team,

        - Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

        Consideration of the individual's general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

        - Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

        - Intra-team discussion, stock research and investment insights,

        - Marketing support, including written material and presentations.


Statement of Additional Information - Dec. 30, 2010                     Page 145

        It is important to appreciate that in order to maximize an individual's rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle's investment principles of sharing ideas and effective communication.

(37) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(38) COLUMBIA MANAGEMENT: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by the short term (typically one-year) and long-term (typically three-year and five-year) performance of the accounts managed by the portfolio managers, including the fund, in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(39) LASALLE: Compensation for Investment Team Members consists of a base salary and incentive compensation that is based primarily upon performance of the particular Investment Team and that of the subadviser with which an Investment Team Member is employed, and meeting financial objectives for the Investment Team. The annual performance of clients' portfolios and/or the performance of stock recommendations against a sector index (generally the NAREIT-Equity REITs Index or the Wilshire REIT Index in respect of the Investment Team Members of LaSalle Securities US, or the EPRA Euro Zone Index and EPRA Europe Index in respect of the Investment Team Member of LaSalle Securities B.V.) is one factor included in professional employee evaluations, but compensation is not directly linked to these performance criteria.

        In addition, equity ownership in Jones Lang LaSalle, the subadvisers' publicly-traded parent, is available to and expected of senior professionals. The major components of Jones Lang LaSalle's comprehensive equity ownership program are: (1) Stock Ownership
        Program -- credits employees with a portion of their incentive compensation in the form of restricted stock; (2) Employee Stock Purchase Plan -- program through which employees may elect to purchase shares of Jones Land LaSalle through a payroll deduction plan (available to employees of LaSalle Securities US) and; (3) Stock Award Incentive Plan rewards key employees of the firm with stock awards, in the form of restricted stock units, based on the strength of their individual contributions.


Statement of Additional Information - Dec. 30, 2010                     Page 146

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                       ------------------------------------------------------------------------------------------
                                                          $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                   $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity           0.080%            0.075%            0.070%             0.060%             0.050%
Columbia Absolute Return Currency and
  Income
Columbia Asia Pacific ex-Japan
Columbia Emerging Markets Bond
Columbia Emerging Markets Opportunity
Columbia European Equity
Columbia Frontier
Columbia Global Bond
Columbia Global Equity
Columbia Global Extended Alpha
Columbia Multi-Advisor International
  Value
Columbia Multi-Advisor Small Cap
  Value
Columbia Select Smaller-Cap Value
Columbia Seligman Global Technology
Columbia Strategic Allocation
RiverSource Disciplined International
  Equity
RiverSource Disciplined Small Cap
  Value
RiverSource LaSalle Global Real
  Estate
RiverSource Partners International
  Select Growth
RiverSource Partners International
  Small Cap
RiverSource Small Company Index
Threadneedle Global Equity Income
Threadneedle International
  Opportunity
---------------------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond           0.070%            0.065%            0.060%             0.050%             0.040%
Columbia Diversified Bond
Columbia Floating Rate
Columbia High Yield Bond
Columbia Income Opportunities
Columbia Inflation Protected
  Securities
Columbia Limited Duration Credit
Columbia Minnesota Tax-Exempt
Columbia U.S. Government Mortgage
RiverSource California Tax-Exempt
RiverSource Intermediate Tax-Exempt
RiverSource New York Tax-Exempt
RiverSource Short Duration U.S.
  Government
RiverSource Strategic Income
  Allocation
RiverSource Tax-Exempt High Income
Seligman California Municipal High-
  Yield
Seligman California Municipal Quality
Seligman Minnesota Municipal
Seligman National Municipal
Seligman New York Municipal
---------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 147

                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                       ------------------------------------------------------------------------------------------
                                                          $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                   $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
---------------------------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income          0.060%            0.055%            0.050%             0.040%             0.030%
Columbia Dividend Opportunity
Columbia Equity Value
Columbia Government Money Market
Columbia Large Core Quantitative
Columbia Large Growth Quantitative
Columbia Large Value Quantitative
Columbia Mid Cap Growth Opportunity
Columbia Mid Cap Value Opportunity
Columbia Money Market
Columbia Recovery and Infrastructure
Columbia Select Large-Cap Value
Columbia Seligman Communications and
  Information
RiverSource Balanced
RiverSource Disciplined Small and Mid
  Cap Equity
RiverSource LaSalle Monthly Dividend
  Real Estate
RiverSource Partners Fundamental
  Value
RiverSource Precious Metals and
  Mining
RiverSource Real Estate
RiverSource S&P 500 Index
Seligman Capital
Seligman Growth
---------------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund                0.020%            0.020%            0.020%             0.020%             0.020%
Columbia Income Builder Fund II
Columbia Income Builder Fund III
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder
  Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate
  Aggressive
Columbia Portfolio Builder Moderate
  Conservative
Columbia Portfolio Builder Total
  Equity
Columbia Retirement Plus 2010
Columbia Retirement Plus 2015
Columbia Retirement Plus 2020
Columbia Retirement Plus 2025
Columbia Retirement Plus 2030
Columbia Retirement Plus 2035
Columbia Retirement Plus 2040
Columbia Retirement Plus 2045
---------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - Dec. 30, 2010                     Page 148

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES

-------------------------------------------------------------------------------------------------------------
                                                     ADMINISTRATIVE SERVICES FEES PAID
                                                                    IN:
---------------------------------------------------------------------------------------------------------
                                                                                              DAILY RATE
                                                                                              APPLIED TO
FUND                                                  2010         2009         2008         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund                       $   45,313   $   56,956   $   38,041(a)      0.020%
-------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund II                        78,128      108,149       82,229(a)      0.020
-------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund III                       38,950       54,275       45,848(a)      0.020
-------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive                  89,504       96,644      110,897         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Conservative                45,451       36,929       26,665         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate                   201,685      193,553      183,783         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Aggressive        186,977      205,250      223,400         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate Conservative       75,988       72,830       62,617         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total Equity                75,724       84,413      101,924         0.020
-------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                              69,721      101,230      158,059         0.060
-------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index                       293,026      446,427      738,676         0.080
-------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------
Columbia Equity Value                                 391,620      448,794      680,124         0.058
-------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                 83,021       64,531       77,686         0.060
-------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity                      31,739       31,071       13,416(b)      0.080
-------------------------------------------------------------------------------------------------------------
Columbia Recovery and Infrastructure                  199,325        4,214(c)       N/A         0.059
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                           1,647        2,441        3,623         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015                           4,050        4,449        5,483         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020                           4,355        4,871        7,572         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025                           4,903        5,145        7,280         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030                           4,981        5,001        7,160         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035                           3,476        3,258        4,249         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040                           2,435        2,051        4,915         0.020
-------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045                           2,262        1,726        1,670         0.020
-------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond                            1,077,547      722,190    1,069,014         0.065
-------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small Cap Value                300,718      277,260      565,329         0.080
-------------------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage                     181,856      252,478      285,601         0.070
-------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                340,508      374,303      594,407         0.060
-------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government            470,119      521,265      541,748         0.069
-------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity                         681,093      642,082    1,033,158         0.057
-------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                               103,295       91,566      132,646         0.060
-------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 149

-------------------------------------------------------------------------------------------------------------
                                                     ADMINISTRATIVE SERVICES FEES PAID
                                                                    IN:
---------------------------------------------------------------------------------------------------------
                                                                                              DAILY RATE
                                                                                              APPLIED TO
FUND                                                  2010         2009         2008         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------
Columbia Floating Rate                             $  282,996   $  253,669   $  398,924         0.070%
-------------------------------------------------------------------------------------------------------------
Columbia Income Opportunities                         499,304      219,083      202,872         0.068
-------------------------------------------------------------------------------------------------------------
Columbia Inflation Protected Securities               451,332      515,776      399,972         0.069
-------------------------------------------------------------------------------------------------------------
Columbia Large Core Quantitative                    1,911,088    1,094,618    1,701,542         0.050
-------------------------------------------------------------------------------------------------------------
Columbia Limited Duration Credit                      317,896      123,147      115,529         0.069
-------------------------------------------------------------------------------------------------------------
Columbia Money Market                               1,551,462    2,132,989    2,507,729         0.053
-------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity       83,767       77,180       38,114         0.060
-------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                40,614       34,017       30,592         0.080
-------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond                           2,608,739    2,122,615    2,012,548         0.057
-------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt                         235,979      212,293      215,249         0.070
-------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt                     110,167      113,317      122,235         0.070
-------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt                        38,266       37,590       41,455         0.070
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income                  2,189,480    1,985,768    3,272,256         0.048
-------------------------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative                    428,326      203,583      101,276         0.058
-------------------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative                     160,909       69,490          662(d)      0.060
-------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity                  1,176,703      946,227    1,335,281         0.053
-------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation                         890,778      962,590    1,505,894         0.077
-------------------------------------------------------------------------------------------------------------
RiverSource Balanced                                  368,525      331,811      519,542         0.059
-------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation               233,058      137,849      115,139         0.070
-------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield*              24,333        7,436          N/A         0.070
-------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality*                 28,101        8,837          N/A         0.070
-------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal*                          47,397       14,896          N/A         0.070
-------------------------------------------------------------------------------------------------------------
Seligman National Municipal*                          451,886       42,999          N/A         0.070
-------------------------------------------------------------------------------------------------------------
Seligman New York Municipal*                           58,318       17,197          N/A         0.070
-------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income          162,872   $  417,444   $  373,454         0.080
-------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-Japan                        172,133        7,807(e)       N/A         0.079
-------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond                        197,667      146,703      131,334         0.080
-------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity                 491,606      280,656      498,019         0.079
-------------------------------------------------------------------------------------------------------------
Columbia European Equity                               56,787       50,304       96,107         0.080
-------------------------------------------------------------------------------------------------------------
Columbia Frontier*                                     76,326       10,073          N/A         0.080
-------------------------------------------------------------------------------------------------------------
Columbia Global Bond                                  400,481      401,109      572,976         0.080
-------------------------------------------------------------------------------------------------------------
Columbia Global Equity                                366,549      340,869      549,601         0.080
-------------------------------------------------------------------------------------------------------------
Columbia Global Extended Alpha                          6,913        4,908        1,256(f)      0.080
-------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor International Value            568,821      651,133    1,395,090         0.079
-------------------------------------------------------------------------------------------------------------
Columbia Seligman Global Technology*                  405,545      102,757          N/A         0.079
-------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity          398,102      282,974      549,173         0.080
-------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth      312,490      282,773      511,522         0.080
-------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small Cap           84,486       38,884       79,183         0.080
-------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                      24,462       16,780        1,528(f)      0.080
-------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                312,222      281,413      460,205         0.080
-------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 150

-------------------------------------------------------------------------------------------------------------
                                                     ADMINISTRATIVE SERVICES FEES PAID
                                                                    IN:
---------------------------------------------------------------------------------------------------------
                                                                                              DAILY RATE
                                                                                              APPLIED TO
FUND                                                  2009         2008         2007         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity                $  339,961   $  471,791   $  652,889         0.059
-------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond                     453,062      463,150      525,515         0.069
-------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                    61,016       52,367       57,618         0.070
-------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                  1,428,680    1,603,416    1,823,812         0.063
-------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------
Columbia Government Money Market*                      41,094          N/A          N/A         0.060
-------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value*                       76,758          N/A          N/A         0.060
-------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value*                     96,841          N/A          N/A         0.080
-------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications and Information*     868,517          N/A          N/A         0.050
-------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate*                 5,942          N/A          N/A         0.080
-------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate*       7,968          N/A          N/A         0.060
-------------------------------------------------------------------------------------------------------------
Seligman Capital*                                      68,772          N/A          N/A         0.060
-------------------------------------------------------------------------------------------------------------
Seligman Growth*                                      299,785          N/A          N/A         0.055
-------------------------------------------------------------------------------------------------------------



     * Prior to June 15, 2009 for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal, Seligman New York Municipal, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, Seligman TargETFund 2045, Seligman TargETFund Core, Columbia Seligman Global Technology, Columbia Government Money Market, RiverSource LaSalle Global Real Estate and RiverSource LaSalle Monthly Dividend Real Estate and prior to June 29, 2009 for Seligman Capital, Columbia Frontier, Columbia Seligman Communications and Information, Seligman Growth, Columbia Select Large-Cap Value and Columbia Select Smaller-Cap Value, and for Seligman National, prior to Aug. 31, 2009, the fund did not pay a separate administrative services fee. Fees for administration services were included in the fund's management fees as charged by the fund's pervious investment manager.

(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(d) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(e) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.

(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


Statement of Additional Information - Dec. 30, 2010                     Page 151

TRANSFER AGENCY SERVICES

The funds have a Transfer Agency Agreement with Columbia Management Investment Services Corp. (the "transfer agent") (formerly RiverSource Service Corporation) located at One Financial Center, Boston, MA 02111. This agreement governs the transfer agent's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

For Class A, Class B, Class C, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z, the transfer agent will earn an open account fee determined by multiplying the number of open accounts by the annual rate of $12.08. The annual per account fee is accrued daily and payable monthly. The fund will allocate the fee daily across their share classes based on the relative percentage of net assets of each class of shares.

In addition, for Class A, Class B, Class C, Class R, Class W and Class Z, the fund reimburses the transfer agent for the fees and expenses the transfer agent pays to financial intermediaries that maintain omnibus accounts with the fund subject to an annual limitation of 0.20% of the average aggregate value of the fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are reimbursed in an amount equal to $16.00 annually, calculated monthly based on the total number of positions in such account at the end of such month). For Class R3, Class R4 and Class R5, the fees paid to the transfer agent for expenses paid to financial intermediaries to maintain omnibus accounts are subject to an annual limitation of 0.05% of the net assets attributable to such shares. Class I does not pay transfer agency fees.

The fund also pays certain reimbursable out-of-pocket expenses to the transfer agent. The transfer agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the transfer agent from fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the transfer agent maintains in connection with its services to the funds. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds that offer Class R3 and Class R4 shares have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to 0.25% of the average daily net assets of the fund attributable to each of Class R3 and R4.

The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the "distributor") (formerly RiverSource Fund Distributors, Inc.), an indirect wholly-owned subsidiary of Columbia Management, One Financial Center, Boston, MA 02111, serves as the funds' principal underwriter and distributor. Prior to June 1, 2009, for RiverSource and Threadneedle funds, RiverSource Distributors, Inc. also served as principal underwriter and distributor to the funds. Prior to Oct. 1, 2007, for RiverSource and Threadneedle funds, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. Prior to Nov. 7, 2008, for Seligman funds, Seligman Advisors, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2010           2009            2008              2010           2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund     $     245,462  $     466,216   $     688,587(a)  $     (86,426) $     (21,562)   $     (56,086)(a)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund II        293,969        654,937       1,279,681(a)       (109,209)        77,641           34,001(a)


Statement of Additional Information - Dec. 30, 2010                     Page 152

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2010           2009            2008              2010           2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund     $     189,070  $     296,977   $     831,981(a)  $     (27,745) $        (533)   $     176,661(a)
III
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder           1,656,276      2,081,242       2,848,037           417,384        552,795          799,417
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder             524,245        528,590         384,348             8,450         16,829            4,989
Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder           2,911,626      3,277,766       3,944,827           507,020        661,689          702,939
Moderate
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder           3,171,640      4,181,445       5,635,597           795,856      1,125,393        1,613,677
Moderate Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder             885,194        982,012       1,088,559           111,387        153,386          140,630
Moderate Conservative
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder           1,059,706      1,561,130       2,257,735           202,573        319,114          471,536
Total Equity
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                  N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Small Company Index        265,422        365,094         563,878           265,422        317,088          117,897
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Equity Value                  245,798        374,068         496,313            28,520         65,246           16,594
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and        224,264        159,379         192,503             6,986         55,468           50,572
Mining
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------

Columbia 120/20 Contrarian              44,207         57,137         149,480(b)          2,401          5,429           46,196(b)
Equity
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Recovery and                1,817,351        221,190(c)          N/A           337,598         (7,085)(c)          N/A
Infrastructure
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2010            6,098          7,536          32,694             2,480          1,465           11,266
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2015           12,014         17,354          70,298             5,364          5,173           50,360
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2020           20,614         26,015          41,850             8,068         12,539           21,519
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2025           15,117         21,208          49,187             6,222          7,872           25,003
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2030           14,540         19,999          51,530             5,797          9,336           28,063
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2035           11,125         14,670          31,469             5,669          6,101           19,162
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2040           18,304         17,700          39,332             8,927          8,815           21,208
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045           15,018         16,697          23,890             6,063          6,510           12,087
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond             1,321,507        974,983         882,107           297,716        108,896           41,174
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor Small           305,205        287,969         607,350            56,453         38,780          117,005
Cap Value
-----------------------------------------------------------------------------------------------------------------------------------

Columbia U.S. Government               109,683        101,207         136,891           (17,796)       (70,344)        (116,397)
Mortgage
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners                   340,583        494,967         766,263            14,174         43,220           58,252
Fundamental Value
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S.        392,239        530,165         660,354            35,955        107,433         (152,827)
Government


Statement of Additional Information - Dec. 30, 2010                     Page 153

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2010           2009            2008              2010           2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity    $   1,058,723  $     798,182   $   1,648,530     $     175,949  $      39,934    $     206,622
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                 80,410         98,301         211,915            15,331         18,158           63,306
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Floating Rate                 240,774        189,836         380,143           (11,075)        11,806         (174,369)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Income Opportunities        1,196,954        951,690         135,655           271,045        251,745          (11,090)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Inflation Protected           236,120        332,292         407,706            15,969        101,013           51,044
Securities
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Large Core                  1,610,548        261,402         412,821           377,765         67,822           85,890
Quantitative
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Limited Duration            1,033,053        145,544          92,255           119,494         17,573            9,475
Credit
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Money Market                  106,803        367,743         339,219           106,058        367,712          339,111
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small           25,721         24,097          26,228             7,017          7,132            7,923
and Mid Cap Equity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small            5,507          8,386           6,647             1,133          2,011            1,943
Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond            1,584,251      1,922,949       1,992,222            77,260        (92,219)         176,513
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt          551,051        406,782         463,447             2,712         84,001           37,217
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-             96,842         92,347          91,928            13,668          9,806            5,945
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt         31,250         20,992          29,401             6,331          8,033            8,217
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity          2,471,025      3,383,179       6,331,545           469,210        496,151        1,204,186
Income
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Large Growth                   66,276         69,425          87,685            20,395         15,099           30,621
  Quantitative
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Large Value                     8,953          2,270               0(d)          2,821            566                0(d)
  Quantitative
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value                 740,978        954,172       2,444,490            27,902        207,568          898,395
  Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation        1,306,148      2,055,294       5,371,458            98,496        347,495        1,321,113
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced                   203,655        189,413         287,586            44,936         39,038           36,359
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income           625,249        600,969         400,285            53,616          2,484           28,302
  Allocation
-----------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal           12,156         37,316          98,702            10,444         36,272           13,104
  High-Yield
-----------------------------------------------------------------------------------------------------------------------------------

Seligman California Municipal           15,693         60,005          37,798            11,188         56,335            5,413
  Quality
-----------------------------------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal            32,282         66,716          49,497            19,746         55,756            6,427
-----------------------------------------------------------------------------------------------------------------------------------
Seligman National Municipal            309,586        222,346          57,892           245,535        199,904            7,651
-----------------------------------------------------------------------------------------------------------------------------------

Seligman New York Municipal             37,587        166,632          48,724            30,238        157,302            7,550
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 154

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2010           2009            2008              2010           2009             2008
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return         $      16,140  $     118,256   $     288,047     $     (14,128) $      40,664    $      52,383
  Currency and Income
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-                  N/A            N/A             N/A               N/A            N/A              N/A
Japan(e)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond         203,192         70,770          41,906            90,529         28,245           10,486
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets              724,041        558,505         780,872           173,575        140,308       (4,109,358)
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
Columbia European Equity                76,299         68,398         124,828            23,361         19,191           35,391
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Frontier                       39,206          1,357          10,431             7,033            735            1,351
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Global Bond                   222,999        218,412         391,577            26,401         32,697          118,930
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Global Equity                 283,968        361,007         800,774            38,823         60,748          114,011
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Global Extended Alpha           8,879          8,674           1,795(f)          2,679          3,445              307(f)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor                 400,262        580,503       1,584,444            47,685         68,413          235,164
  International Value
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman Global               584,870        221,563         265,528           334,231        184,936          233,685
Technology
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                 47,307         61,779         168,692             7,918          8,596           36,899
  International Equity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                   160,681        213,399         560,302           138,644         43,200          118,125
  International Select Growth
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                    30,801         53,930          88,479             8,764         26,245           20,053
  International Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              39,321         38,564          18,558(g)          5,600          7,576            4,340(g)
Income
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             160,249        168,431         319,850            33,199         37,276           49,744
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                      2009           2008            2010              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt           477,836        319,831         313,115           100,280         64,831          (19,725)
Bond
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth                453,947        360,393         608,683           131,709         59,123          115,052
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-           75,578         59,348          62,985             3,223           (792)         (10,183)
Exempt
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High          1,164,712      1,042,555       1,182,244           192,881        151,444          181,059
Income
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Government Money               22,845            N/A             N/A            22,830            N/A              N/A
Market
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value         83,550        112,370          67,382            72,301         14,405            8,773
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap             73,571         31,742          65,218            39,883          4,542            8,361
Value
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman                    3,487,463      1,478,105       2,850,171         3,197,170        187,649          320,100
Communications and Information
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real         14,337          4,931         439,574            13,946            638           50,672
Estate
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly             15,219         19,987          95,027            14,907          2,839           10,193
Dividend Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital                        30,899         34,577          66,383            27,966          6,030           11,356
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth                        336,636         43,178          48,116           115,283         11,948           10,926
-----------------------------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.

(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.

(c) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.

(d) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

(e) For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.

(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.


Statement of Additional Information - Dec. 30, 2010                     Page 155

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and/or servicing not covered by the sales charges received under the Distribution Agreement, the Legacy RiverSource funds approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan is a reimbursement plan whereby the fund pays the distributor a fee up to actual expenses incurred.

The table below shows the maximum annual distribution and/or service fees (as an annual percent of average daily net assets) and the combined amount of such fees (as an annual percent of average daily net assets) applicable to each share class of a Legacy RiverSource fund:

SHARE CLASS                          DISTRIBUTION FEE       SERVICE FEE       COMBINED TOTAL
--------------------------------------------------------------------------------------------
Class A                              up to 0.25%            up to 0.25%       0.25%(a)
--------------------------------------------------------------------------------------------
Class B                              0.75%                  0.25%             1.00%(b)
--------------------------------------------------------------------------------------------
Class C                              0.75%                  0.25%             1.00%(a)
--------------------------------------------------------------------------------------------
Class I                              None                   None              None
--------------------------------------------------------------------------------------------
Class R (formerly Class R2)          up to 0.50%            up to 0.25%       0.50%(a),(c)
--------------------------------------------------------------------------------------------
Class R3                             0.25%                  0.25%(d)          0.50%(d)
--------------------------------------------------------------------------------------------
Class R4                             None                   0.25%(d)          0.25%(d)
--------------------------------------------------------------------------------------------
Class R5                             None                   None              None
--------------------------------------------------------------------------------------------
Class W                              up to 0.25%            up to 0.25%       0.25%(a)
--------------------------------------------------------------------------------------------
Class Z                              None                   None              None
--------------------------------------------------------------------------------------------



(a) Fee amounts noted apply to all funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the distributor's waiver of the 12b-1 fees on these specific share classes of these funds.

(b) Fee amounts noted apply to all funds other than Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. Effective after the close of business on Sept. 3, 2010, Class B shares will be closed to new and existing investors.

(c) The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on Sept. 3, 2010, were known as Class R2 shares. For Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(d) The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the funds' Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R (formerly Class R2), Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

For the Legacy RiverSource funds, for Class A, Class B and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.


Statement of Additional Information - Dec. 30, 2010                     Page 156

IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL ADVISOR OR SELLING AND/OR SERVICING AGENT, DISTRIBUTION AND SERVICE FEES ARE RETAINED BY THE DISTRIBUTOR AS PAYMENT OR REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICE RELATED EXPENSES.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES

FUND                                        CLASS A      CLASS B      CLASS C  CLASS R*  CLASS R3       CLASS W
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund             $  471,671   $  273,352   $  105,503       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund II             843,392      386,458      146,186       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund III            420,462      181,976       83,149       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Aggressive       906,136      651,430      196,648       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder                  427,544      415,794      145,696       N/A       N/A           N/A
Conservative
-----------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate       2,010,066    1,572,878      469,838       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate       1,896,292    1,394,436      362,267       N/A       N/A           N/A
Aggressive
-----------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Moderate         744,235      615,354      206,862       N/A       N/A           N/A
Conservative
-----------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder Total            769,440      529,603      177,552       N/A       N/A           N/A
Equity
-----------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                $   54,437(a)       N/A          N/A       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index             781,451      482,501          N/A       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Columbia Equity Value                     1,484,672      513,603       42,567  $     52  $    369    $        8
-----------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and             303,284      137,925       31,060       N/A       N/A           N/A
Mining
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity            80,959       14,686       19,355       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Recovery and                       573,841      125,316      127,106        93        39           N/A
Infrastructure(b)
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                 7,863          N/A          N/A        18        10           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2015                12,794          N/A          N/A        18        10           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2020                11,607          N/A          N/A       146         8           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2025                 6,809          N/A          N/A        97         8           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2030                10,004          N/A          N/A        45        13           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2035                 4,104          N/A          N/A        17         8           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2040                 3,831          N/A          N/A        50        70           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2045                 3,364          N/A          N/A        18         8           N/A
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------

Columbia High Yield Bond                  3,126,170    1,016,761      599,062    19,571     5,898       263,891
-----------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor Small Cap            629,566      635,056       71,205     2,666       433           N/A
Value
-----------------------------------------------------------------------------------------------------------------

Columbia U.S. Government Mortgage           195,150      198,412       44,904       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental            846,835      604,556       88,558       N/A       N/A           N/A
Value
-----------------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S.           1,289,353      810,418      242,435    11,521       N/A            12
Government
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Columbia Dividend Opportunity             2,335,959      777,706      197,105       228        11            10
-----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate                     128,018       64,833       11,302       N/A       N/A             6
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 157

FUND                                        CLASS A      CLASS B      CLASS C  CLASS R*  CLASS R3       CLASS W
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Columbia Floating Rate                   $  661,379   $  129,749   $  172,291       N/A       N/A    $       11
-----------------------------------------------------------------------------------------------------------------
Columbia Income Opportunities             1,165,157      362,360      508,953       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Inflation Protected                676,148      221,294      156,599  $  5,707       N/A       401,982
Securities
-----------------------------------------------------------------------------------------------------------------
Columbia Large Core Quantitative          6,447,567    1,947,821      209,143     9,201  $     14     1,372,152
-----------------------------------------------------------------------------------------------------------------
Columbia Limited Duration Credit            710,400      120,305      341,535       N/A       N/A            12
-----------------------------------------------------------------------------------------------------------------
Columbia Money Market                     2,064,367      421,815       29,890         5       N/A        14,212
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid        25,573        9,144        2,729       N/A       N/A       265,113
Cap Equity
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap            19,337        2,362        1,006        17        12           N/A
Value
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond                 7,117,570    1,741,108      582,197     2,116        26     1,070,556
-----------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt               779,724       88,473      163,760       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt           379,034       25,963       31,712       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt             129,187       19,927        9,978       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income        8,830,653    3,430,897      702,987    44,174   259,312             8
-----------------------------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative          787,103       33,545       16,086        40        18       485,706
-----------------------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative             5,320        1,145          618        40        18       502,813
-----------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity        3,437,402    1,099,576      443,050    82,745   146,000             8
-----------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation             2,558,223      996,429      415,800        19         9           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource Balanced                      1,378,525      162,057       93,769       233       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income                724,359      255,741      172,238        26        13           N/A
Allocation
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-          72,075          N/A       59,310       N/A       N/A           N/A
Yield
-----------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality        91,856          N/A       34,022       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal                165,688          N/A       14,346       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Seligman National Municipal               1,554,737          N/A      348,526       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Seligman New York Municipal                 187,241          N/A       84,151       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and       209,776       13,998       60,110       N/A       N/A       191,732
Income
-----------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-Japan(b)                 7          N/A            2         1       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond              120,941       30,560       14,021       N/A       N/A       265,437
-----------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Opportunity     1,147,121      397,712      344,726    65,971       N/A             1
-----------------------------------------------------------------------------------------------------------------
Columbia European Equity                    160,871       53,686       12,402       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Frontier                           126,340       60,987      102,844       494        15           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Global Bond                        613,780      256,387       61,070        16         5       136,877
-----------------------------------------------------------------------------------------------------------------
Columbia Global Equity                      949,930      300,148      101,910       186         9            11
-----------------------------------------------------------------------------------------------------------------
Columbia Global Extended Alpha                8,488        3,593        1,535        47        19           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor International      1,167,544      672,894       97,984       N/A       N/A           N/A
Value
-----------------------------------------------------------------------------------------------------------------
Columbia Seligman Global Technology         938,260      225,236      751,268    36,777        12           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International       104,529       58,603       10,060        17         7       751,071
Equity
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International          423,438      211,131       86,673     1,088       N/A           N/A
Select Growth
-----------------------------------------------------------------------------------------------------------------
RiverSource Partners International          129,899       46,346      131,749     4,909       N/A           N/A
Small Cap
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income            58,854       20,679        5,806        45        18           N/A
-----------------------------------------------------------------------------------------------------------------
Threadneedle International                  618,574      180,052       74,227     7,013         8           N/A
Opportunity
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond         1,580,370      189,971       72,103       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity       1,123,363      500,167       46,013       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt         197,660       44,588       36,432       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income        5,482,675      487,040      137,058       N/A       N/A           N/A
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 158

FUND                                        CLASS A      CLASS B      CLASS C  CLASS R*  CLASS R3       CLASS W
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Columbia Government Money Market(d)      $   54,819   $   51,551   $  133,682  $  6,985       N/A           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications and      5,402,710    1,008,895    5,611,229   133,982  $     11           N/A
Information
-----------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value             324,397       67,910      372,709    34,736         6           N/A
-----------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value           274,250      132,950      382,137    43,885         5           N/A
-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real              15,681          N/A       27,290       248         6           N/A
Estate
-----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend         15,884       20,254       84,243    15,651         6           N/A
Real Estate
-----------------------------------------------------------------------------------------------------------------
Seligman Capital                            350,797       65,892      404,801    42,283         6           N/A
-----------------------------------------------------------------------------------------------------------------
Seligman Growth                           1,283,827      316,419      239,516     4,129         5           N/A
-----------------------------------------------------------------------------------------------------------------


    *   Effective Sept. 7, 2010, Class R2 was renamed as Class R.



  (a) Prior to Sept. 7, 2010, Class A for RiverSource S&P 500 Index Fund was known as Class D.



  (b) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.



  (c) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.



  (d) Effective March 27, 2009, Class C2 shares converted to Class A shares. The amount attributable to Class C2 prior to the conversion is $4,804.


Statement of Additional Information - Dec. 30, 2010                     Page 159

FOR FUNDS WITH CLASS B AND CLASS C SHARES:

The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed ("unreimbursed expense") for Class B and Class C shares. These amounts are based on the most recent information available as of July 31, 2010 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

                  TABLE 24. UNREIMBURSED DISTRIBUTION EXPENSES

                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
                                                   CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
Columbia 120/20 Contrarian Equity Fund         $    83,000          5.34%  $    17,000          0.82%
-------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and Income        58,000          4.20%       19,000          0.36%
Fund
-------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond Fund             372,000          2.73%       84,000          0.87%
-------------------------------------------------------------------------------------------------------

Columbia Diversified Bond Fund                   7,421,000          4.42%      783,000          1.29%
-------------------------------------------------------------------------------------------------------

Columbia Diversified Equity Income Fund         15,146,000          4.63%      753,000          1.14%
-------------------------------------------------------------------------------------------------------

Columbia Dividend Opportunity Fund               3,160,000          4.35%      230,000          1.01%
-------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Bond Fund                107,000          2.85%       52,000          3.38%
-------------------------------------------------------------------------------------------------------

Columbia Emerging Markets Opportunity Fund       1,096,000          2.58%    1,496,000          4.30%
-------------------------------------------------------------------------------------------------------

Columbia Equity Value Fund                       1,495,000          3.47%       59,000          1.32%
-------------------------------------------------------------------------------------------------------

Columbia European Equity Fund                      179,000          3.35%       22,000          1.73%
-------------------------------------------------------------------------------------------------------

Columbia Floating Rate Fund                        718,000          5.45%      145,000          0.68%
-------------------------------------------------------------------------------------------------------

Columbia Frontier Fund                              15,000          0.14%    1,294,000         12.29%
-------------------------------------------------------------------------------------------------------

Columbia Global Bond Fund                        1,130,000          4.36%       83,000          1.43%
-------------------------------------------------------------------------------------------------------

Columbia Global Equity Fund                      1,321,000          4.49%    1,518,000         15.96%
-------------------------------------------------------------------------------------------------------

Columbia Global Extended Alpha Fund                 37,000         10.10%        1,000          0.67%
-------------------------------------------------------------------------------------------------------

Columbia Government Money Market Fund               92,000          2.13%    2,847,000         18.16%
-------------------------------------------------------------------------------------------------------

Columbia High Yield Bond Fund                    3,225,000          3.51%    8,946,000         12.49%
-------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund                     1,718,000          7.31%      105,000          0.74%
-------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund II                  2,301,000          7.02%       97,000          0.61%
-------------------------------------------------------------------------------------------------------

Columbia Income Builder Fund III                 1,182,000          7.53%       62,000          0.70%
-------------------------------------------------------------------------------------------------------

Columbia Income Opportunities Fund               1,550,000          4.33%      212,000          0.35%
-------------------------------------------------------------------------------------------------------

Columbia Inflation Protected Securities Fund     1,055,000          5.20%      179,000          1.04%
-------------------------------------------------------------------------------------------------------

Columbia Large Core Quantitative Fund           10,407,000          5.12%    1,342,000          6.10%
-------------------------------------------------------------------------------------------------------

Columbia Large Growth Quantitative Fund            157,000          4.85%       11,000          0.67%
-------------------------------------------------------------------------------------------------------

Columbia Large Value Quantitative Fund               4,000          1.94%        1,000          1.10%
-------------------------------------------------------------------------------------------------------

Columbia Limited Duration Credit Fund              541,000          3.44%      387,000          0.79%
-------------------------------------------------------------------------------------------------------

Columbia Mid Cap Growth Opportunity Fund         1,527,000            N/A       88,000          0.73%
-------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value Opportunity Fund          4,111,000          3.43%      279,000          0.64%
-------------------------------------------------------------------------------------------------------

Columbia Minnesota Tax-Exempt fund                 187,000          2.05%      168,000          0.87%
-------------------------------------------------------------------------------------------------------

Columbia Money Market Fund                       5,787,000         12.85%       26,000          0.33%
-------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor International Value       3,708,000          5.77%      175,000          1.96%
Fund
-------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor Small Cap Value Fund      1,809,000          3.07%      109,000          1.45%
-------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Aggressive Fund       3,030,000          4.32%      170,000          0.62%
-------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Conservative Fund     2,093,000          5.36%      169,000          0.78%
-------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate              6,581,000          4.49%    1,177,000          2.30%
Aggressive Fund
-------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate              3,079,000          5.08%      269,000          0.90%
Conservative Fund
-------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Moderate Fund         7,877,000          4.63%    1,561,000          2.17%
-------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder Total Equity Fund     2,563,000          4.68%    1,377,000          5.29%
-------------------------------------------------------------------------------------------------------

Columbia Recovery and Infrastructure Fund          317,000          1.55%      130,000          0.45%
-------------------------------------------------------------------------------------------------------

Columbia Select Large-Cap Value Fund               101,000          1.90%    3,010,000          6.96%
-------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 160

                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
                                                   CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value Fund         $   722,000          2.20%  $ 2,781,000          6.14%
-------------------------------------------------------------------------------------------------------

Columbia Seligman Communications and               865,000          1.01%   20,528,000          3.10%
Information Fund
-------------------------------------------------------------------------------------------------------

Columbia Seligman Global Technology Fund           505,000          2.25%    4,631,000          6.30%
-------------------------------------------------------------------------------------------------------

Columbia Strategic Allocation Fund               6,013,000          6.61%      409,000          1.11%
-------------------------------------------------------------------------------------------------------

Columbia U.S. Government Mortgage Fund             845,000          4.81%       52,000          0.90%
-------------------------------------------------------------------------------------------------------

RiverSource Balanced Fund                          704,000          4.45%    1,477,000         16.33%
-------------------------------------------------------------------------------------------------------

RiverSource California Tax-Exempt Fund              75,000          2.88%       30,000          0.89%
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined International Equity       321,000          5.81%       14,000          1.52%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small and Mid Cap           50,000          6.37%        5,000          2.44%
Equity Fund
-------------------------------------------------------------------------------------------------------

RiverSource Disciplined Small Cap Value Fund        16,000          9.43%        2,000          1.66%
-------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-Exempt Fund           109,000          3.43%       54,000          0.82%
-------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund            N/A            N/A      788,000         35.06%
-------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real           27,000          1.16%      317,000         14.10%
Estate Fund
-------------------------------------------------------------------------------------------------------

RiverSource New York Tax-Exempt Fund                54,000          2.85%       11,000          0.10%
-------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental Value Fund      2,349,000          4.69%      128,000         12.88%
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Select          944,000          4.53%    2,023,000         24.87%
Growth Fund
-------------------------------------------------------------------------------------------------------

RiverSource Partners International Small Cap       213,000          4.09%        2,000          0.03%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Precious Metals and Mining Fund        364,000          2.61%       42,000          0.19%
-------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                       384,000          5.38%       15,000          0.32%
-------------------------------------------------------------------------------------------------------

RiverSource Short Duration U.S. Government       3,429,000          5.28%    1,491,000         93.39%
Fund
-------------------------------------------------------------------------------------------------------

RiverSource Small Company Index Fund             1,330,000          3.12%          N/A            N/A
-------------------------------------------------------------------------------------------------------

RiverSource Strategic Income Allocation Fund     1,143,000          4.15%      119,000          0.63%
-------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High Income Fund            835,000          2.38%      182,000          1.06%
-------------------------------------------------------------------------------------------------------

Seligman California Municipal High-Yield Fund          N/A            N/A      242,000          4.19%
-------------------------------------------------------------------------------------------------------

Seligman California Municipal Quality Fund             N/A            N/A      203,000          6.00%
-------------------------------------------------------------------------------------------------------

Seligman Capital Fund                               68,000          1.72%    5,273,000         12.95%
-------------------------------------------------------------------------------------------------------

Seligman Growth Fund                             3,750,000          4.29%    2,110,000          8.12%
-------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal Fund                      N/A            N/A       93,000          5.84%
-------------------------------------------------------------------------------------------------------

Seligman National Municipal Fund                       N/A            N/A    2,282,000          6.73%
-------------------------------------------------------------------------------------------------------

Seligman New York Municipal Fund                       N/A            N/A      265,000          3.12%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2015                               N/A            N/A      982,000         10.39%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2025                               N/A            N/A    1,063,000          8.43%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2035                               N/A            N/A      328,000         12.46%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund 2045                               N/A            N/A      192,000         17.84%
-------------------------------------------------------------------------------------------------------

Seligman TargETFund Core                               N/A            N/A    1,787,000          7.24%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income Fund              87,000          3.93%        6,000          0.95%
-------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity Fund        716,000          3.95%       62,000          0.85%
-------------------------------------------------------------------------------------------------------


PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or

Statement of Additional Information - Dec. 30, 2010                     Page 161
servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary's organization, including placement of the fund on the financial intermediary's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Below is a list of firms that the distributor and its affiliates make payments to for the above described services.

- ACS HR Solutions

- ADP Broker-Dealer, Inc.

- American Century Investment Management, Inc. and American Century Investment Services, Inc.

- Ameriprise Financial Services, Inc./American Enterprise Investment Services, Inc.

- Associated Securities Corp.

- Benefit Plans Administrative Services, Inc. and Community Bank System, Inc.

- Boston Financial Data Services, Inc.

- Charles Schwab Trust Company

- Charles Schwab and Company, Inc.

- Citigroup Global Markets Inc.

- Columbia Management Advisors, LLC and Columbia Management Distributors, Inc.

- Digital Retirement Solutions, Inc.

- Expertplan, Inc.

- Fidelity Brokerage Services/National Financial Services

- Fidelity Investments Institutional Operations Company/Fidelity Investments Institutional Service Company

- FTJ Fund Choice, LLC

- GWFS Equities, Inc.

- Hartford Life Insurance Company

- Hartford Securities Distribution Company, Inc.

- ICMA-RC Services LLC

- ING Institutional Plan Services, LLC

- ING Life Insurance and Annuity Company

- J.P. Morgan Chase Bank, N.A.

- J.P. Morgan Retirement Plan Services, LLC

- John Hancock Life Insurance Company

- John Hancock Life Insurance Company New York

- Lincoln Retirement Services Company LLC

- LPL Financial Corporation

- Massachusetts Mutual Life Insurance Company (Mass Mutual/MML)


Statement of Additional Information - Dec. 30, 2010                     Page 162

- Mercer HR Services, LLC

- Merrill Lynch Life Insurance Company

- Merrill Lynch, Pierce, Fenner & Smith, Inc.

- Mid Atlantic Capital Corporation

- Minnesota Life Insurance Company

- ML Life Insurance Company of New York

- Morgan Stanley & Co., Inc.

- MSCS Financial Services, LLC

- Mutual Service Corporation

- Nationwide Financial Services, Inc.

- Newport Retirement Services, Inc.

- NYLife Distributors LLC

- Oppenheimer & Co.  Inc.

- Principal Life Insurance Company

- Prudential Insurance Company of America/Prudential Investments Retirement Services

- Prudential Investment Management Services LLC/Prudential Investments LLC

- Raymond James & Associates, Inc. and Raymond James Financial Services, Inc.

- RBC Capital Markets Corporation

- Reliance Trust Company

- The Retirement Plan Company, LLC

- Securities America, Inc.

- Standard Retirement Services, Inc.

- TD Ameritrade Trust Company

- The Princeton Retirement Group, Inc. and GPC Securities, Inc.

- UBS Financial Services, Inc.

- UVest Financial Services Group, Inc.

- The Vanguard Group, Inc.

- Vertical Management Systems, Inc.

- Wachovia Bank NA

- Waterstone Financial Group, Inc.

- Wells Fargo Advisors Financial Network, LLC

- Wells Fargo Bank N.A.

- Wilmington Trust Company

- Wilmington Trust Retirement and Institutional Services Company

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds' securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund's custodian agreement.


Statement of Additional Information - Dec. 30, 2010                     Page 163

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's net assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. Shares of the RiverSource and Threadneedle funds have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected, all of which may, in the shareholder's discretion, be voted for a single director. The Seligman funds do not provide for cumulative voting rights.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a

Statement of Additional Information - Dec. 30, 2010                     Page 164

Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

                          TABLE 25. FUND HISTORY TABLE

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
COLUMBIA FRONTIER FUND, INC.           7/9/84         12/10/84     Corporation        MD         10/31        Yes
----------------------------------------------------------------------------------------------------------------------
COLUMBIA SELIGMAN                     10/8/82          6/23/83     Corporation        MD         12/31        Yes
  COMMUNICATIONS AND
  INFORMATION FUND, INC.(19)
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
Columbia Floating Rate Fund                            2/16/06                                                Yes
----------------------------------------------------------------------------------------------------------------------

Columbia Income Opportunities                          6/19/03                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Inflation Protected                           3/4/04                                                  No
  Securities Fund
----------------------------------------------------------------------------------------------------------------------
Columbia Limited Duration                              6/19/03                                                Yes
  Credit Fund(19)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE CALIFORNIA TAX-            4/7/86                    Business Trust       MA       8/31(10)
  EXEMPT TRUST
----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                            8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          5/18/06                                                Yes
  and Mid Cap Equity Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                          2/16/06                                                Yes
  Cap Value Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 4/8/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond                              10/3/74                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth                                6/4/57                                                 Yes
  Opportunity Fund(4),(19)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GLOBAL SERIES,            10/28/88                     Corporation        MN         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return                               6/15/06                                                Yes
  Currency and Income Fund
----------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets                              2/16/06                                                 No
  Bond Fund
----------------------------------------------------------------------------------------------------------------------
Columbia Global Bond Fund                              3/20/89                                                 No
----------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets                             11/13/96                                                Yes
  Opportunity
  Fund(4),(5),(11),(19)
----------------------------------------------------------------------------------------------------------------------
Columbia Global Equity                                 5/29/90                                                Yes
  Fund(5),(6),(11)
----------------------------------------------------------------------------------------------------------------------
Columbia Global Extended                               8/1/08                                                 Yes
  Alpha Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                             8/1/08                                                 Yes
  Income Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME         3/12/85                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government                               2/14/02                                                Yes
  Mortgage Fund
----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                             8/19/85                                                Yes
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------
COLUMBIA GOVERNMENT MONEY             6/29/76          1/31/77     Corporation        MD         12/31        Yes
  MARKET FUND, INC.(17)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME         8/17/83                      Corporation        MN         5/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond                               12/8/83                                                Yes
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 4/8/86(1)                Corporation       NV/MN      1/31(7)
  INC.
----------------------------------------------------------------------------------------------------------------------
Columbia Income Builder                                2/16/06                                                Yes
  Fund(19)
----------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund                           2/16/06                                                Yes
  II(19)
----------------------------------------------------------------------------------------------------------------------
Columbia Income Builder Fund                           2/16/06                                                Yes
  III(19)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                      Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor                                 9/28/01                                                Yes
  International Value
  Fund(11),(19)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   9/28/01                                                Yes
  International Select Growth
  Fund(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   10/3/02                                                Yes
  International Small Cap
  Fund(11)
----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 165

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL             7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific ex-                              7/15/09                                                Yes
  Japan Fund(19)
----------------------------------------------------------------------------------------------------------------------
Columbia European Equity                               6/26/00                                                Yes
  Fund(5),(11)
----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                5/18/06                                                Yes
  International Equity Fund
----------------------------------------------------------------------------------------------------------------------
Threadneedle International                            11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INVESTMENT SERIES,   1/18/40; 4/8/86(1)                Corporation       NV/MN       9/30
  INC.
----------------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity                           10/15/90                                                Yes
  Income Fund
----------------------------------------------------------------------------------------------------------------------
Columbia Large Quantitative                            5/17/07                                                Yes
  Growth Fund(19)
----------------------------------------------------------------------------------------------------------------------
Columbia Large Quantitative                            8/1/08                                                 Yes
  Value Fund(19)
----------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value                                 2/14/02                                                Yes
  Opportunity Fund(19)
----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                           4/16/40                                                Yes
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
Columbia Large Core                                    4/24/03                                                Yes
  Quantitative  Fund(4),(19)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MANAGERS SERIES,          3/20/01                      Corporation        MN         5/31
  INC.(2)
----------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor Small                           6/18/01                                                Yes
  Cap Value Fund(11),(19)
----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                   6/18/01                                                Yes
  Fundamental Value Fund(11)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MARKET ADVANTAGE          8/25/89                      Corporation        MN         1/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder                             3/4/04                                                 Yes
  Conservative Fund
----------------------------------------------------------------------------------------------------------------------
Columbia Portfolio Builder                             3/4/04                                                 Yes
  Moderate Conservative Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder                             3/4/04                                                 Yes
  Moderate Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder                             3/4/04                                                 Yes
  Moderate Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder                             3/4/04                                                 Yes
  Aggressive Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder                             3/4/04                                                 Yes
  Total Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                             10/25/99                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                              8/19/96                                                Yes
  Index Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 4/8/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

Columbia Money Market                                  10/6/75                                                Yes
  Fund(19)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,            3/25/88                      Corporation        MN         6/30
  INC.
----------------------------------------------------------------------------------------------------------------------

Columbia Dividend Opportunity                          8/1/88                                                 Yes
  Fund(8)
----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                           3/4/04                                                  No
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,          10/5/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                            4/22/85                                                 No
  and Mining Fund(9)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)          1/27/06                    Business Trust       MA         4/30
----------------------------------------------------------------------------------------------------------------------

Columbia 120/20 Contrarian                            10/18/07                                                Yes
  Equity Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Marsico Flexible                              9/28/10                                                 No
  Capital Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Recovery and                                  2/19/09                                                 No
  Infrastructure Fund
----------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus 2010                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2015                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2020                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2025                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2030                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2035                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2040                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus 2045                          5/18/06                                                Yes
  Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 4/8/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES, INC.(15)
----------------------------------------------------------------------------------------------------------------------

Columbia Short-Term Cash Fund                          9/26/06                                                Yes
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                    Business Trust       MA       8/31(10)
  SERIES TRUST
----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 166

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
Columbia Minnesota Tax-Exempt                          8/18/86                                                 No
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                              8/18/86                                                 No
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                 10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------

Columbia Strategic Allocation                          1/23/85                                                Yes
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                           5/17/07                                                Yes
  Allocation Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,          1/24/84                      Corporation        MN         3/31
  INC.
----------------------------------------------------------------------------------------------------------------------

Columbia Equity Value Fund                             5/14/84                                                Yes
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 4/8/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
----------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High                            5/7/79                                                 Yes
  Income Fund(4)
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
  INC.
----------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt                          11/24/76                                                Yes
  Bond Fund(19)
----------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-                         11/13/96                                                Yes
  Exempt Fund
----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES           9/11/07                    Business Trust       MA         12/31
  TRUST(12)
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Conservative
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderate
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                           5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/10/04                                                Yes
  Portfolio - Core Equity Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                  10/13/81                                                Yes
  Portfolio - Dynamic Equity
  Fund(5),(16)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                  No
  Portfolio - Global Bond Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Growth Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      02/4/04                                                Yes
  Portfolio - Larger-Cap Value
  Fund(16)
----------------------------------------------------------------------------------------------------------------------

Seligman Variable                                      9/15/99                                                Yes
  Portfolio - Smaller-Cap
  Value Fund(16)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                  1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Aggressive
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- AllianceBern-
  stein International Value
  Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- American
  Century Diversified Bond
  Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- American
  Century Growth Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Columbia Wanger
  International Equities Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Columbia Wanger
  U.S. Equities Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Conservative
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- Davis                            5/1/06                                                 Yes
  New York Venture Fund(11),
  (18)
----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 167

                                                                                                FISCAL
                                      DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
----------------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Eaton                            4/14/10                                                Yes
  Vance Floating-Rate Income
  Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- Goldman                          2/4/04                                                 Yes
  Sachs Mid Cap Value
  Fund(11), (18)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- Invesco                          4/14/10                                                Yes
  International Growth Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- J.P.                             4/14/10                                                Yes
  Morgan Core Bond Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Jennison Mid
  Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- Marsico                          4/14/10                                                Yes
  Growth Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- MFS                              4/14/10                                                Yes
  Value Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Moderate
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Moderately
  Aggressive Portfolio
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Moderately
  Conservative Portfolio
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Mondrian
  International Small Cap Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- Morgan                           4/14/10                                                 No
  Stanley Global Real Estate
  Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- NFJ                              4/14/10                                                Yes
  Dividend Value Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               4/14/10                                                Yes
  Portfolio -- Partners Small
  Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------

Variable                                               8/14/01                                                Yes
  Portfolio -- Partners Small
  Cap Value Fund(11), (18)
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- PIMCO                            4/14/10                                                Yes
  Mortgage-Backed Securities
  Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- Pyramis                          4/14/10                                                Yes
  International Equity Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- UBS                              4/14/10                                                Yes
  Large Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------

Variable Portfolio -- Wells                            4/14/10                                                Yes
  Fargo Short Duration
  Government Fund
----------------------------------------------------------------------------------------------------------------------

SELIGMAN CAPITAL FUND, INC.           10/21/68         10/9/69     Corporation        MD         12/31        Yes
----------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL FUND SERIES,          11/22/91                     Corporation        MD         10/31
  INC.
----------------------------------------------------------------------------------------------------------------------

Columbia Seligman Global                               5/23/94                                                Yes
  Technology Fund(19)
----------------------------------------------------------------------------------------------------------------------

SELIGMAN GROWTH FUND, INC.            1/26/37          4/1/37      Corporation        MD         12/31        Yes
----------------------------------------------------------------------------------------------------------------------

SELIGMAN LASALLE REAL ESTATE          5/30/03                      Corporation        MD         12/31
  FUND SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Global                            12/29/06                                                 No
  Real Estate Fund(17)
----------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle Monthly                            7/16/03                                                Yes
  Dividend Real Estate
  Fund(17)
----------------------------------------------------------------------------------------------------------------------

SELIGMAN MUNICIPAL FUND                8/8/83                      Corporation        MD         9/30
  SERIES, INC.
----------------------------------------------------------------------------------------------------------------------

Seligman National Municipal                           12/31/83                                                Yes
  Class
----------------------------------------------------------------------------------------------------------------------

Seligman Minnesota Municipal                          12/30/83                                                 No
  Class
----------------------------------------------------------------------------------------------------------------------

Seligman New York Municipal                            1/3/84                                                  No
  Class
----------------------------------------------------------------------------------------------------------------------

SELIGMAN MUNICIPAL SERIES             7/25/84                    Business Trust       MA         9/30
  TRUST
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal                         11/20/84                                                 No
  High-Yield Series
----------------------------------------------------------------------------------------------------------------------

Seligman California Municipal                         11/20/84                                                 No
  Quality Series
----------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.              7/1/87                      Corporation        MD         12/31
----------------------------------------------------------------------------------------------------------------------

Seligman Capital Portfolio                             6/21/88                                                Yes
----------------------------------------------------------------------------------------------------------------------

Seligman Common Stock                                  6/21/88                                                Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Communications and                           10/11/94                                                Yes
  Information Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Global Technology                             5/1/96                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman International Growth                          5/3/93                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Investment Grade                              6/21/88                                                Yes
  Fixed Income Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Large-Cap Value                               5/1/98                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------

Seligman Smaller-Cap Value                             5/1/98                                                 Yes
  Portfolio
----------------------------------------------------------------------------------------------------------------------
SELIGMAN VALUE FUND SERIES,           1/27/97                      Corporation        MD         12/31
  INC.
----------------------------------------------------------------------------------------------------------------------

Columbia Select Large-Cap                              4/25/97                                                Yes
  Value Fund(19)
----------------------------------------------------------------------------------------------------------------------

Columbia Select Smaller-Cap                            4/25/97                                                Yes
  Value Fund(19)
----------------------------------------------------------------------------------------------------------------------



    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names. Effective Sept. 27, 2010, several of the funds were renamed from RiverSource, Seligman and Threadneedle to Columbia.


Statement of Additional Information - Dec. 30, 2010                     Page 168

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

  (1)    Date merged into a Minnesota corporation incorporated on April 8, 1986.

  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable
         Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.

  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

 (16) Effective May 1, 2009, RiverSource Variable Portfolio - Growth Fund changed its name to Seligman Variable Portfolio - Growth Fund, RiverSource Variable Portfolio - Large Cap Equity Fund changed its name to RiverSource Variable Portfolio - Dynamic Equity Fund, RiverSource Variable Portfolio - Large Cap Value Fund changed its name to Seligman Variable Portfolio - Larger-Cap Value Fund, and RiverSource Variable Portfolio - Small Cap Advantage Fund changed its name to Seligman Variable Portfolio - Smaller-Cap Value Fund.

 (17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.

 (18)    Effective May 1, 2010, RiverSource Partners Variable
         Portfolio - Fundamental Value Fund changed its name to Variable Portfolio - Davis New York Venture Fund; RiverSource Partners Variable Portfolio - Select Value Fund changed its name to Variable
         Portfolio - Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio - Small Cap Value Fund changed its name to Variable Portfolio - Partners Small Cap Value Fund.

 (19) Effective Sept. 27, 2010, RiverSource Limited Duration Bond Fund changed its name to Columbia Limited Duration Credit Fund; RiverSource Mid Cap Growth Fund changed its name to Columbia Mid Cap Growth Opportunity Fund; Threadneedle Emerging Markets Fund changed its name to Columbia Emerging Markets Opportunity Fund; RiverSource Income Builder Basic Income Fund changed its name to Columbia Income Builder Fund; RiverSource Income Builder Moderate Income Builder Fund changed its name to Columbia Income Builder Fund II; RiverSource Income Builder Enhanced Fund changed its name to Columbia Income Builder Fund III; RiverSource Partners International Select Value Fund changed its name to Columbia Multi-Advisor International Value Fund; Threadneedle Asia Pacific Fund changed its name to Columbia Asia Pacific ex-Japan Fund; RiverSource Disciplined Large Cap Growth Fund changed its name to Columbia Large Growth Quantitative Fund; RiverSource Disciplined Large Cap Value Fund changed its name to Columbia Large Value Quantitative Fund; RiverSource Mid Cap Value Fund changed its name to Columbia Mid Cap Value Opportunity Fund; RiverSource Disciplined Equity Fund changed its name to Columbia Large Core Quantitative Fund; RiverSource Partners Small Cap Value Fund changed its name to Columbia Multi-Advisor Small Cap Value Fund; RiverSource Cash Management Fund changed its name to Columbia Money Market Fund; RiverSource Tax-Exempt Bond Fund changed its name to Columbia AMT-Free Tax-Exempt Bond Fund; Seligman Communications and Information Fund, Inc. changed its name to Columbia Seligman Communications and Information Fund, Inc.; Seligman Global Technology Fund changed its name to Columbia Seligman Global Technology Fund; Seligman Large-Cap Value Fund changed its name to Columbia Select Large-Cap Value Fund; and Seligman Smaller-Cap Value Fund changed its name to Columbia Select Smaller-Cap Value Fund.


Statement of Additional Information - Dec. 30, 2010                     Page 169

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. Each Board member oversees 145 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

On Nov. 7, 2008, Columbia Management announced the closing of its acquisition of
J. & W. Seligman & Co. Incorporated (the "Seligman Acquisition"). In connection with the Seligman Acquisition, Messrs. Leroy C. Richie and John F. Maher, who were members of the Seligman funds' Board prior to Nov. 7, 2008, began service on the Board after the Seligman Acquisition, which resulted in an overall increase from ten directors to twelve for all funds.

                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

                           POSITION HELD
                          WITH FUNDS AND                                       OTHER PRESENT OR
                             LENGTH OF           PRINCIPAL OCCUPATION         PAST DIRECTORSHIPS         COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 1/11/06     Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 56                                                                                              Audit
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 7/11/07     in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Audit
Age 56
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      University; former Dean,                                 Investment Review
Age 60                                     McCallum Graduate School of
                                           Business, Bentley University
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 3/1/85                                                               Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 75                                                                                              Investment Review,
                                                                                                    Audit
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    1/1/07, Board     Carleton College                 irrigation systems)     Contracts,
Age 71                   member since                                                               Executive,
                         1/1/02                                                                     Investment Review
----------------------------------------------------------------------------------------------------------------------

John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 12/10/08    Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Audit
Age 67                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 58                                     company)                                                 Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 11/11/08    since 2004; former Vice          (digital imaging);      Distribution,
Minneapolis, MN 55402                      President and General Counsel,   Infinity, Inc. (oil     Investment Review
Age 69                                     Automotive Legal Affairs,        and gas exploration
                                           Chrysler Corporation             and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 170

                           POSITION HELD
                          WITH FUNDS AND                                       OTHER PRESENT OR
                             LENGTH OF           PRINCIPAL OCCUPATION         PAST DIRECTORSHIPS         COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 11/13/02    Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 66                                     President, Aquila                (health management      Investment Review
                                           Biopharmaceuticals               programs)
----------------------------------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*

                                    POSITION HELD                                               OTHER PRESENT OR
                                   WITH FUNDS AND                                              PAST DIRECTORSHIPS
                                      LENGTH OF               PRINCIPAL OCCUPATION               (WITHIN PAST 5      COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS                  YEARS)         MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      Chairman of the Board, Columbia           None                 None
53600 Ameriprise Financial        since 11/7/01,    Management Investment Advisers, LLC
Center                            Vice President    (formerly RiverSource Investments, LLC)
Minneapolis, MN 55474             since 2002        since May 2010 (previously President,
Age 50                                              Chairman of the Board and Chief
                                                    Investment Officer, 2001-April 2010);
                                                    Senior Vice president, Atlantic Funds,
                                                    Columbia Funds and Nations Funds since
                                                    May 2010; Chief Executive Officer, U.S.
                                                    Asset Management &
                                                    President - Annuities, Ameriprise
                                                    Financial, Inc. since May 2010
                                                    (previously President - U.S. Asset
                                                    Management and Chief Investment Officer,
                                                    2005-April 2010 and Senior Vice
                                                    President - Chief Investment Officer,
                                                    2001-2005); Director, President and
                                                    Chief Executive Officer, Ameriprise
                                                    Certificate Company since 2006;
                                                    Director, Columbia Management Investment
                                                    Distributors, Inc. (formerly RiverSource
                                                    Fund Distributors, Inc.) since May 2010
                                                    (previously Chairman of the Board and
                                                    Chief Executive Officer, 2008-April
                                                    2010); Chairman of the Board and Chief
                                                    Executive Officer, RiverSource
                                                    Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.


Statement of Additional Information - Dec. 30, 2010                     Page 171

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                            TABLE 27. FUND OFFICERS

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
J. Kevin Connaughton              President since   Senior Vice President and General
One Financial Center              5/1/10            Manager - Mutual Fund Products, Columbia
Boston, MA 02111                                    Management Investment Advisers, LLC since May
Age 46                                              2010; President, Columbia Funds since 2009
                                                    (previously Senior Vice President and Chief
                                                    Financial Officer, June 2008 - January 2009);
                                                    President, Atlantic Funds and Nations Funds
                                                    since 2009; Managing Director of Columbia
                                                    Management Advisors, LLC, December 2004 -
                                                    April 2010; Treasurer, Columbia Funds, October
                                                    2003 - May 2008; Treasurer, the Liberty Funds,
                                                    Stein Roe Funds and Liberty All-Star Funds,
                                                    December 2000 - December 2006
--------------------------------------------------------------------------------------------------

Amy K. Johnson                    Vice President    Senior Vice President and Chief Operating
5228 Ameriprise Financial Center  since 12/5/06     Officer, Columbia Management Investment
Minneapolis, MN 55474                               Advisers, LLC (formerly RiverSource
Age 45                                              Investments, LLC) since May 2010 (previously
                                                    Chief Administrative Officer, 2009 - April
                                                    2010 and Vice President - Asset Management and
                                                    Trust Company Services, 2006-2009 and Vice
                                                    President - Operations and Compliance, 2004-
                                                    2006); Senior Vice President, Columbia Funds,
                                                    Atlantic Funds and Nations Funds since May
                                                    2010
--------------------------------------------------------------------------------------------------

Jeffrey P. Fox                    Treasurer since   Chief Financial Officer, Columbia Management
105 Ameriprise Financial Center   7/10/02           Investment Distributors, Inc. (formerly
Minneapolis, MN 55474                               RiverSource Fund Distributors, Inc.) and of
Age 55                                              Seligman Data Corp. since 2008; Vice
                                                    President - Investment Accounting, Ameriprise
                                                    Financial, Inc. since 2002; Chief Financial
                                                    Officer, RiverSource Distributors, Inc. since
                                                    2006
--------------------------------------------------------------------------------------------------

Scott R. Plummer                  Vice President,   Vice President, Chief Legal Officer and
5228 Ameriprise Financial Center  General           Assistant Secretary, Columbia Management
Minneapolis, MN 55474             Counsel and       Investment Advisers, LLC (formerly RiverSource
Age 51                            Secretary since   Investments, LLC) since June 2005; Vice
                                  12/5/06           President and Lead Chief Counsel - Asset
                                                    Management, Ameriprise Financial, Inc. since
                                                    May 2010 (previously Vice President and Chief
                                                    Counsel - Asset Management, 2005-April 2010
                                                    and Vice President - Asset Management
                                                    Compliance, 2004-2005); Senior Vice President,
                                                    Secretary and Chief Legal Officer, Atlantic
                                                    Funds, Columbia Funds and Nations Funds since
                                                    May 2010; Vice President, Chief Counsel and
                                                    Assistant Secretary, Columbia Management
                                                    Investment Distributors, Inc. (formerly
                                                    RiverSource Fund Distributors, Inc.) since
                                                    2008; Vice President, General Counsel and
                                                    Secretary, Ameriprise Certificate Company
                                                    since 2005; Chief Counsel, RiverSource
                                                    Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------


Michael A. Jones                  Vice President    Director and President, Columbia Management
100 Federal Street                since 5/1/10      Investment Advisers, LLC since May 2010;
Boston, MA 02110                                    President and Director, Columbia Management
Age 51                                              Investment Distributors, Inc. since May 2010;
                                                    Senior Vice President, Atlantic Funds,
                                                    Columbia Funds and Nations Funds since May
                                                    2010; Manager, Chairman, Chief Executive
                                                    Officer and President, Columbia Management
                                                    Advisors, LLC, 2007 - April 2010; Chief
                                                    Executive Officer, President and Director,
                                                    Columbia Management Distributors, Inc.,
                                                    2006 - April 2010; former Co-President and
                                                    Senior Managing Director, Robeco Investment
                                                    Management
--------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 172

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Colin Moore                       Vice President    Chief Investment Officer, Columbia Management
One Financial Center              since 5/1/10      Investment Advisers, LLC since May 2010;
Boston, MA 02111                                    Senior Vice President, Atlantic Funds,
Age 52                                              Columbia Funds and Nations Funds since May
                                                    2010; Manager, Managing Director and Chief
                                                    Investment Officer, Columbia Management
                                                    Advisors, LLC, 2007- April 2010; Head of
                                                    Equities, Columbia Management Advisors, LLC,
                                                    2002-Sept. 2007
--------------------------------------------------------------------------------------------------


Linda Wondrack                    Chief Compliance  Vice President and Chief Compliance Officer,
One Financial Center              Officer since     Columbia Management Investment Advisers, LLC
Boston, MA 02111                  5/1/10            since May 2010; Chief Compliance Officer,
Age 46                                              Columbia Funds since 2007; Senior Vice
                                                    President and Chief Compliance Officer,
                                                    Atlantic Funds and Nations Funds since 2007;
                                                    Director (Columbia Management Group, LLC and
                                                    Investment Product Group Compliance), Bank of
                                                    America, June 2005 - April 2010
--------------------------------------------------------------------------------------------------


Neysa M. Alecu                    Money Laundering  Anti - Money Laundering Officer, Columbia
2934 Ameriprise Financial Center  Prevention        Management Investment Advisers, LLC (formerly
Minneapolis, MN 55474             Officer since     RiverSource Investments, LLC) since 2008; Vice
Age 46                            11/9/05 and       President - Compliance, Ameriprise Financial,
                                  Identity Theft    Inc. since 2008; Anti-Money Laundering Officer
                                  Prevention        and Identity Theft Prevention Officer,
                                  Officer since     Columbia Management Investment Distributors,
                                  2008              Inc. (formerly RiverSource Fund Distributors,
                                                    Inc.) since 2008; Anti-Money Laundering
                                                    Officer, Ameriprise Financial, Inc. since
                                                    2005; Compliance Director, Ameriprise
                                                    Financial, Inc., 2004-2008
--------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds' Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds' service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

COMMITTEES OF THE BOARD
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.


Statement of Additional Information - Dec. 30, 2010                     Page 173

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate's knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate's ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate's ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate's professional background would fit into the mix of experiences represented by the then-current Board.

-----------------------------------------------------------------------------------------------------------------------------
                                                             PROFESSIONAL BACKGROUND -- 2010
                           --------------------------------------------------------------------------------------------------
                                                                                                                     AUDIT
                            FOR PROFIT;  NON-PROFIT;                                                              COMMITTEE;
                              CIO/CFO;   GOVERNMENT;                LEGAL;                         DISTRIBUTION;   FINANCIAL
 NAME           GEOGRAPHIC    CEO/COO        CEO      INVESTMENT  REGULATORY  POLITICAL  ACADEMIC    MARKETING       EXPERT
-----------------------------------------------------------------------------------------------------------------------------
Blatz               MN                        X                        X          X
-----------------------------------------------------------------------------------------------------------------------------
Carlton             NY                                     X           X                                               X
-----------------------------------------------------------------------------------------------------------------------------
Flynn               MA                                                                       X
-----------------------------------------------------------------------------------------------------------------------------
Jones               MD                                                 X                                               X
-----------------------------------------------------------------------------------------------------------------------------
Lewis               MN                        X                                              X
-----------------------------------------------------------------------------------------------------------------------------
Maher               CT           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------
Paglia              NY           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------
Richie              MI           X                                     X
-----------------------------------------------------------------------------------------------------------------------------
Taunton-Rigby       MA           X                         X                                                           X
-----------------------------------------------------------------------------------------------------------------------------


With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors' increased access to information regarding the funds' investment manager, which is the funds' most significant service provider.

COMPLIANCE COMMITTEE -- Supports the funds' maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the funds' CCO to meet with Independent Directors on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.


Statement of Additional Information - Dec. 30, 2010                     Page 174

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds' financial statements and independent audits as well as the funds' compliance with legal and regulatory requirements relating to the funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds' risks by, among other things, meeting with the funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds' Disclosure Controls and Procedures.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS

                                        BOARD                                                     INVESTMENT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE    COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            4            2           6          6
January 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            1           5          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            3            0           5          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            3            0           5          6
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            2            0           5          6
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            2            0           5          6
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            2            0           5          7
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            1            0           5          7
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            1            0           5          7
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       5           5          6            4            3           6          6
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            4            2           6          6
December 31
-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Dec. 30, 2010                     Page 175

BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2009 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.

                         TABLE 29. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2009:

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Columbia Absolute Return Currency and        $50,001-$100,000                    Over $100,000
                             Income
                             ------------------------------------------------------------------------
                             Columbia Dividend Opportunity                Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Income Opportunities Fund           $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Partners Small Cap Growth        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Multi-Advisor Small Cap Value       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Precious Metals and Mining       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource Real Estate                      $50,001-$100,000
                             ------------------------------------------------------------------------
                             Columbia Strategic Allocation                Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Seligman Communication and          $10,001-$50,000
                             Information Fund
                             ------------------------------------------------------------------------
                             Seligman National Municipal Fund             $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Opportunity        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela Carlton               Columbia Absolute Return Currency and        $1-$10,000                         Over $100,000**
                             Income
                             ------------------------------------------------------------------------
                             Columbia Money Market*                       $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Diversified Equity Income           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Floating Rate*                      $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Opportunity        $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Global Equity                       $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 176

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Columbia Portfolio Builder Moderate          $50,001-$100,000                   Over $100,000*
                             Aggressive*
                             ------------------------------------------------------------------------
                             Columbia Money Market*                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Columbia Strategic Allocation*               Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Growth*                             $50,000-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity*      $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Columbia Large Core Quantitative             $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Diversified Bond                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Diversified Equity Income           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Global Bond                         Over $100,000
                             ------------------------------------------------------------------------
                             Columbia High Yield Bond                     Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Small Company Index              Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Strategic Allocation                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $10,001-$50,000
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Global Equity                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 177

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Columbia 120/20 Contrarian Equity            $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Columbia Absolute Return Currency and        $10,001-$50,000
                             Income*
                             ------------------------------------------------------------------------
                             Columbia Money Market*                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Diversified Bond*                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Columbia Diversified Equity Income*          Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Dividend Opportunity                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Bond               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Global Bond                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Large Growth Quantitative*          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Mid Cap Growth Opportunity          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Strategic Allocation                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Seligman Communications and         Over $100,000
                             Information*
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Opportunity*       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity*      $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------

John F. Maher                Columbia Money Market*                       $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Columbia Seligman Communications and         Over $100,000
                             Information*
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Columbia Money Market*                       $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Columbia Floating Rate*                      Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 178

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie              RiverSource Balanced                         $1-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Large Core Quantitative             $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Diversified Bond                    $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia High Yield Bond                     $1-$10,000
                             ------------------------------------------------------------------------
                             RiverSource LaSalle International Real       $1-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $1-$10,000
                             Growth
                             ------------------------------------------------------------------------
                             RiverSource Short Duration U.S. Government   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Capital                             $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Seligman Communications and         $1-$10,000
                             Information
                             ------------------------------------------------------------------------
                             Columbia Frontier                            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Seligman Global Technology          $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Select Large-Cap Value              $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Select Smaller-Cap Value            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Opportunity        $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Global Equity                       $1-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby         Columbia 120/20 Contrarian Equity            $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Absolute Return Currency and        $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             Columbia Diversified Equity Income           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Income Builder Fund III             Over 100,000
                             ------------------------------------------------------------------------
                             Columbia Mid Cap Value Opportunity           $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    $50,001-$100,000
                             Growth
                             ------------------------------------------------------------------------
                             Columbia Multi-Advisor Small Cap Value       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Columbia Strategic Allocation                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Columbia Seligman Communications and         $50,001-$100,000
                             Information
                             ------------------------------------------------------------------------
                             Seligman Growth                              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Opportunity        $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Dec. 30, 2010                     Page 179

                                                                                                         AGGREGATE DOLLAR RANGE
                                                                                                          OF EQUITY SECURITIES
                                                                             DOLLAR RANGE OF EQUITY     OF ALL FUNDS OVERSEEN BY
        BOARD MEMBER         FUND                                            SECURITIES IN THE FUND           BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Ted Truscott                 Columbia 120/20 Contrarian Equity            $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Absolute Return Currency and        $50,001-$100,000
                             Income
                             ------------------------------------------------------------------------
                             Columbia Large Core Quantitative             Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined International        Over $100,000
                             Equity
                             ------------------------------------------------------------------------
                             Columbia Large Growth Quantitative           $50,001-$100,000
                             ------------------------------------------------------------------------
                             Columbia Large Value Quantitative            $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Disciplined Small and Mid Cap    $10,001-$50,000
                             Equity
                             ------------------------------------------------------------------------
                             Columbia Diversified Bond                    Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Diversified Equity Income           $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Dividend Opportunity                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Bond               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Global Bond                         Over $100,000
                             ------------------------------------------------------------------------
                             Columbia High Yield Bond                     Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Income Opportunities                $50,001- $100,000
                             ------------------------------------------------------------------------
                             Columbia Inflation Protected Securities      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Limited Duration Credit             Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Mid Cap Value Opportunity           $50,001-$100,000
                             ------------------------------------------------------------------------
                             RiverSource Partners International Select    Over $100,000
                             Growth
                             ------------------------------------------------------------------------
                             Columbia Multi-Advisor International Value   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Portfolio Builder Moderate          $50,001-$100,000
                             Aggressive
                             ------------------------------------------------------------------------
                             Columbia Retirement Plus 2035                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Strategic Allocation                Over $100,000
                             ------------------------------------------------------------------------
                             RiverSource Strategic Income Allocation      Over $100,000
                             ------------------------------------------------------------------------
                             Columbia Seligman Communications and         $10,001-$50,000
                             Information
                             ------------------------------------------------------------------------
                             Columbia Seligman Global Technology          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman National Municipal Class            $1-$10,000
                             ------------------------------------------------------------------------
                             Columbia Seligman Premium Technology Growth  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Emerging Markets Opportunity        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Columbia Global Equity                       Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $1-$10,000
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Dec. 30, 2010                     Page 180

    *    Deferred compensation invested in share equivalents:

A. Carlton   Columbia Money Market.......................  $1-$10,000
             Columbia Floating Rate......................  $50,001-$100,000
B. Flynn     Columbia Portfolio Builder Moderately         $50,001-$100,000
             Aggressive..................................
             Columbia Money Market.......................  $1-$10,000
             Seligman Growth.............................  $50,001-$100,000
             Threadneedle International Opportunity......  $10,001-$50,000
C. Lewis     Columbia Money Market.......................  $10,001-$50,000
             Columbia Diversified Bond...................  $1-$10,000
             Columbia Absolute Return Currency and         $10,001-$50,000
             Income......................................
             Columbia Large Growth Quantitative..........  $10,001-$50,000
             Columbia Diversified Equity Income..........  $50,001-$100,000
             Columbia Emerging Markets Opportunity.......  $50,001-$100,000
             Columbia Seligman Communications and          $50,001-$100,000
             Information.................................
             Threadneedle International Opportunity......  $50,001-$100,000
D. Maher     Columbia Money Market.......................  $10,001-$50,000
             Columbia Seligman Communications and          Over $100,000
             Information.................................
E. Paglia    Columbia Money Market.......................  $10,001-$50,000
             Columbia Floating Rate......................  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 2.47% of Columbia Retirement Plus 2035 Fund Class A, 1.18% of RiverSource Disciplined International Equity Fund Class A and 1.42% of Columbia 120/20 Contrarian Equity Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other Columbia, RiverSource, Seligman or Threadneedle fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS

                                                         TOTAL CASH COMPENSATION FROM
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
---------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $196,277
---------------------------------------------------------------------------------------------
Arne H. Carlson(c)                                                  221,354
---------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   191,227(b)
---------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   205,475(b)
---------------------------------------------------------------------------------------------
Anne P. Jones                                                       198,727
---------------------------------------------------------------------------------------------
Jeffrey Laikind(d)                                                  205,307(b)
---------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               395,503(b)
---------------------------------------------------------------------------------------------
John F. Maher                                                       205,000(b)
---------------------------------------------------------------------------------------------
Catherine James Paglia                                              198,727
---------------------------------------------------------------------------------------------
Leroy Richie                                                        193,727
---------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                193,727
---------------------------------------------------------------------------------------------



 (a) Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial's acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

 (b) Ms. Carlton, Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $14,333, $100,333, $130,625, $81,667, and $205,000,
        respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.

 (c) Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

 (d) Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.


Statement of Additional Information - Dec. 30, 2010                     Page 181

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the Independent Directors, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and sub- committee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Board Directors are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board's Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource, Seligman or Threadneedle funds in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

            TABLE 31. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS

                                                               AGGREGATE COMPENSATION FROM FUND
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
FUND                       BLATZ   CARLSON  CARLTON(A)   FLYNN    JONES   LAIKIND(B)   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Income Builder         *        *           *        *        *           *        *        *        *        *          *
Fund
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Income Builder         *        *           *        *        *           *        *        *        *        *          *
Fund II
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Income Builder         *        *           *        *        *           *        *        *        *        *          *
Fund III
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio              *        *           *        *        *           *        *        *        *        *          *
Builder Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio              *        *           *        *        *           *        *        *        *        *          *
Builder Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio              *        *           *        *        *           *        *        *        *        *          *
Builder Moderate
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio              *        *           *        *        *           *        *        *        *        *          *
Builder Moderate
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio              *        *           *        *        *           *        *        *        *        *          *
Builder Moderate
Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Portfolio              *        *           *        *        *           *        *        *        *        *          *
Builder Total Equity
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500       $   294  $   303     $   273  $   282  $   295     $   273  $   677  $   265  $   303  $   282    $   282
Index -- total
Amount deferred                 0        0          96       91        0          25      105      265        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Small             928      954         862      887      928         862    2,129      834      954      887        887
Company Index -- total
Amount deferred                 0        0         302      287        0          80      329      834        0        0          0

-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 182

                                                               AGGREGATE COMPENSATION FROM FUND
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
FUND                       BLATZ   CARLSON  CARLTON(A)   FLYNN    JONES   LAIKIND(B)   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Equity             1,720    1,744       1,604    1,653    1,744       1,604    3,776    1,561    1,744    1,629      1,629
Value -- total
Amount deferred                 0        0         463      595        0         336      618    1,561        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Precious          354      359         330      339      359         330      776      321      358      335        335
Metals and
Mining -- total
Amount deferred                 0        0          96      122        0          68      127      321        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
Columbia 120/20           $   103  $   104     $    97  $   100  $   104     $    97  $   221  $    95  $   104  $    99    $    99
Contrarian
Equity -- total
Amount deferred                 0        0          24       38        0          29       37       95        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Recovery and         912      929         869      903      929         869    1,880      853      929      886        886
Infrastructure -- total
Amount deferred                 0        0         170      366        0         333      326      853        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2010
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2015
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2020
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2025
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2030
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2035
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2040
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement Plus        *        *           *        *        *           *        *        *        *        *          *
2045
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield         4,436    4,626       4,212    4,374    4,495       4,212    9,268    4,114    4,495    4,271      4,271
Bond -- total
Amount deferred                 0        0         890    1,720        0       1,490    1,594    4,114        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor        980    1,025         931      968      993         931    2,038      907      993      944        945
Small Cap Value -- total
Amount deferred                 0        0         196      381        0         330      350      907        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia U.S. Government      664      687         625      643      671         625    1,398      604      671      632        631
Mortgage -- total
Amount deferred                 0        0         160      239        0         170      233      604        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners        1,495    1,556       1,417    1,469    1,514       1,417    3,115    1,378    1,514    1,436      1,436
Fundamental
Value -- total
Amount deferred                 0        0         314      570        0         474      532    1,378        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Short           1,779    1,847       1,684    1,742    1,801       1,684    3,725    1,636    1,801    1,705      1,705
Duration U.S.
Government -- total
Amount deferred                 0        0         384      672        0         544      633    1,636        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Dividend           3,054    3,178       2,932    3,104    3,095       3,062    6,388    3,025    3,095    2,974      2,974
Opportunity -- total
Amount deferred                 0        0         534    1,327        0       1,329    1,167    3,025        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Real              424      444         408      435      430         430      884      427      430      414        414
Estate -- total
Amount deferred                 0        0          69      190        0         199      164      427        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Floating           1,013    1,076         972    1,032    1,027       1,017    2,116    1,011    1,027      986        986
Rate -- total
Amount deferred                 0        0         151      454        0         490      395    1,011        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Income             1,838    1,952       1,764    1,869    1,862       1,847    3,812    1,832    1,862    1,789      1,789
Opportunities -- total
Amount deferred                 0        0         271      826        0         898      714    1,832        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Inflation          1,632    1,733       1,566    1,658    1,653       1,639    3,404    1,625    1,653    1,588      1,588
Protected
Securities -- total
Amount deferred                 0        0         244      731        0         790      636    1,625        0        0          0

-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 183

                                                               AGGREGATE COMPENSATION FROM FUND
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
FUND                       BLATZ   CARLSON  CARLTON(A)   FLYNN    JONES   LAIKIND(B)   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Large Core        10,069   10,674       9,637   10,207   10,203      10,076   20,381   10,019   10,203    9,771      9,771
Quantitative -- total
Amount deferred                 0        0       1,502    4,494        0       4,851    3,824   10,019        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Limited            1,151    1,233       1,111    1,184    1,168       1,170    2,359    1,158    1,168    1,128      1,128
Duration Credit -- total
Amount deferred                 0        0         145      539        0         620      453    1,158        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Money              7,280    7,694       6,974    7,354    7,370       7,272   15,303    7,219    7,370    7,063      7,063
Market -- total
Amount deferred                 0        0       1,162    3,195        0       3,350    2,824    7,219        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined       340      363         327      348      345         344      706      342      345      331        331
Small and Mid Cap
Equity -- total
Amount deferred                 0        0          50      154        0         169      133      342        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined       123      131         119      126      125         125      254      124      125      120        120
Small Cap Value -- total
Amount deferred                 0        0          17       56        0          62       48      124        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Diversified       10,872   11,740      10,452   11,219   11,014      11,180   21,928   11,153   11,014   10,593     10,593
Bond -- total
Amount deferred                 0        0       1,384    5,161        0       5,973    4,319   11,153        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Minnesota Tax-       827      891         794      851      837         847    1,665      845      838      804        804
Exempt -- total
Amount deferred                 0        0         108      389        0         445      326      845        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource California        389      417         373      398      394         396      782      395      394      377        377
Tax-Exempt -- total
Amount deferred                 0        0          54      180        0         203      152      395        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York          135      145         129      138      136         137      271      137      136      131        131
Tax-Exempt -- total
Amount deferred                 0        0          18       63        0          71       53      137        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Diversified       10,932   12,190      10,623   11,419   11,084      11,344   22,170   11,356   11,083   10,775     10,775
Equity Income -- total
Amount deferred                 0        0       1,074    5,407        0       6,674    4,432   11,356        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Large Growth       1,782    1,986       1,731    1,859    1,806       1,846    3,604    1,848    1,806    1,755      1,755
Quantitative -- total
Amount deferred                 0        0         176      878        0       1,083      720    1,848        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Large Value          645      718         626      672      654         668    1,311      669      654      635        635
Quantitative -- total
Amount deferred                 0        0          66      317        0         387      261      669        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value      5,352    6,001       5,216    5,636    5,433       5,595   10,813    5,602    5,433    5,296      5,296
Opportunity -- total
Amount deferred                 0        0         477    2,703        0       3,397    2,187    5,602        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Strategic          2,819    3,132       2,737    2,936    2,857       2,916    5,735    2,918    2,857    2,775      2,775
Allocation -- total
Amount deferred                 0        0         289    1,382        0       1,690    1,140    2,918        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource                 1,503    1,677       1,461    1,569    1,524       1,560    3,056    1,561    1,524    1,482      1,482
Balanced -- total
Amount deferred                 0        0         148      743        0         917      611    1,561        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic         800      901         779      838      811         835    1,625      835      811      790        790
Income
Allocation -- total
Amount deferred                 0        0          73      401        0         504      328      835        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Seligman California            83       93          81       87       85          87      170       87       84       82         82
Municipal
High-Yield -- total
Amount deferred                 0        0           8       41        0          51       34       87        0        0          0

-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 184

                                                               AGGREGATE COMPENSATION FROM FUND
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
FUND                       BLATZ   CARLSON  CARLTON(A)   FLYNN    JONES   LAIKIND(B)   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
Seligman California            96      108          94      100       98         100      196      100       98       95         95
Municipal
Quality -- total
Amount deferred                 0        0           9       48        0          59       39      100        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota            162      181         158      169      164         168      330      168      164      159        159
Municipal -- total
Amount deferred                 0        0          16       80        0          99       66      168        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Seligman National           1,579    1,766       1,534    1,646    1,599       1,639    3,216    1,638    1,599    1,555      1,555
  Municipal -- total
Amount deferred                 0        0         155      780        0         964      642    1,638        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Seligman New York             200      224         194      208      202         208      406      208      202      197        197
Municipal -- total
Amount deferred                 0        0          19       99        0         123       81      208        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return      498      553         483      518      504         515      988      515      504      490        490
Currency and
Income -- total
Amount deferred                 0        0          42      248        0         315      201      515        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Asia Pacific         424      506         419      452      428         456      914      452      429      424        424
ex-Japan -- total
Amount deferred                 0        0          14      232        0         325      195      452        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging             605      674         587      630      613         626    1,208      626      613      596        596
Markets Bond -- total
Amount deferred                 0        0          50      303        0         386      246      625        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging           1,496    1,676       1,455    1,565    1,516       1,556    2,997    1,557    1,516    1,476      1,476
Markets
Opportunity -- total
Amount deferred                 0        0         117      757        0         973      615    1,557        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia European             172      191         167      179      174         178      343      178      174      169        169
Equity -- total
Amount deferred                 0        0          14       86        0         109       70      178        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia                      235      273         233      257      239         255      475      255      240      237        237
Frontier -- total
Amount deferred                 0        0           7      132        0         184      103      255        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Global             1,209    1,353       1,175    1,260    1,225       1,254    2,424    1,254    1,226    1,191      1,191
Bond -- total
Amount deferred                 0        0          99      607        0         775      495    1,254        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Global             1,118    1,243       1,086    1,166    1,134       1,157    2,226    1,158    1,134    1,102      1,102
Equity -- total
Amount deferred                 0        0          93      559        0         710      453    1,158        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Global Extended       21       23          20       22       21          21       41       21       21       20         20
Alpha -- total
Amount deferred                 0        0           1       10        0          14        9       21        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Multi-Advisor      1,761    1,953       1,708    1,832    1,786       1,817    3,500    1,819    1,786    1,733      1,733
International
Value -- total
Amount deferred                 0        0         151      875        0       1,106      711    1,819        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman Global    1,215    1,361       1,183    1,274    1,232       1,266    2,434    1,267    1,231    1,200      1,200
Technology -- total
Amount deferred                 0        0          92      618        0         799      501    1,267        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined     1,236    1,371       1,203    1,299    1,256       1,282    2,463    1,284    1,256    1,223      1,223
International
Equity -- total
Amount deferred                 0        0          94      627        0         805      504    1,284        0        0          0

-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 185

                                                               AGGREGATE COMPENSATION FROM FUND
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
FUND                       BLATZ   CARLSON  CARLTON(A)   FLYNN    JONES   LAIKIND(B)   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners          953    1,061         925      993      966         985    1,901      986      966      939        939
International Select
Growth -- total
Amount deferred                 0        0          79      476        0         605      387      986        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners          256      294         252      275      260         273      518      273      260      256        256
International Small
Cap -- total
Amount deferred                 0        0          12      139        0         188      110      273        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global            73       81          71       76       74          76      146       76       74       72         72
Equity Income -- total
Amount deferred                 0        0           6       37        0          48       30       76        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle                  947    1,055         920      987      960         980    1,890      980      961      933        933
International
Opportunity -- total
Amount deferred                 0        0          78      474        0         603      385      980        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-      1,649    1,703       1,526    1,586    1,649       1,526    3,963    1,467    1,715    1,580      1,580
Exempt Bond -- total
Amount deferred                 0        0         560      499        0           0      599    1,353      126        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Mid Cap
Growth                      1,441    1,479       1,332    1,375    1,441       1,332    3,423    1,277    1,489    1,370      1,370
Opportunity -- total
Amount deferred                 0        0         495      430        0           0      517    1,193       94        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate
Tax-Exempt -- total           220      227         203      211      219         203      527      195      228      210        210
Amount deferred                 0        0          75       66        0           0       80      181       16        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt
High Income -- total        5,635    5,818       5,215    5,420    5,635       5,215   13,540    5,012    5,860    5,399      5,399
Amount deferred                 0        0       1,915    1,705        0           0    2,046    4,627      427        0          0
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Government
Money Market -- total         348      363         323      338      349         323      828      313      363      338        338
Amount deferred                 0        0         129      101        0           0      124      313        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Select Large-        497      507         463      473      497         463    1,143      445      507      473        473
Cap Value -- total
Amount deferred                 0        0         185      142        0           0      172      445        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Select Smaller-      463      472         429      437      463         429    1,019      420      472      437        437
Cap Value -- total
Amount deferred                 0        0         172      131        0           0      153      420        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

Columbia Seligman           7,421    7,621       6,888    7,087    7,421       6,888   17,086    6,672    7,621    7,087      7,087
Communications and
Information -- total
Amount deferred                 0        0       2,755    2,126        0           0    2,563    6,672        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle
Global Real                    31       32          29       30       31          29       71       28       32       29         29
Estate -- total
Amount deferred                 0        0          12        9        0           0       11       28        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------

RiverSource LaSalle
Monthly
Dividend Real                  60       62          56       57       60          56      139       54       62       58         58
Estate -- total
Amount deferred                 0        0          22       17        0           0       21       54        0        0          0

-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Dec. 30, 2010                     Page 186

                                                               AGGREGATE COMPENSATION FROM FUND
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                           TAUNTON-
FUND                       BLATZ   CARLSON  CARLTON(A)   FLYNN    JONES   LAIKIND(B)   LEWIS    MAHER    PAGLIA   RICHIE    RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
Seligman                      530      545         491      507      530         491    1,228      476      545      507        507
Capital -- total
Amount deferred                 0        0         197      152        0           0      184      476        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Growth -- total    1,806    1,825       1,672    1,690    1,806       1,672    3,803    1,654    1,825    1,690      1,690
Amount deferred                 0        0         669      507        0           0      570    1,654        0        0          0
-----------------------------------------------------------------------------------------------------------------------------------



* The Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the affiliated underlying funds in which each Fund-of-Funds invests.

(a) Mr. Carlson ceased serving as a member of the Board effective Dec. 31, 2010.

(b) Mr. Laikind ceased serving as a member of the Board effective Nov. 11, 2010.

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


Statement of Additional Information - Dec. 30, 2010                     Page 187

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed under securities laws to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Columbia Income Builder                Charles Schwab & Co., Inc. (Charles       Class A       24.34%                --
                                       Schwab)
Fund                                   a brokerage firm in San Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management Investment Advisers,  Class R4     100.00%                --
                                       LLC
                                       (Columbia Management), Minneapolis, MN
--------------------------------------------------------------------------------------------------------------------------------

Columbia Income Builder                Charles Schwab                            Class A       30.24%            26.31%
Fund II                                                                          Class R4      48.17%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4      51.83%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Income Builder                Charles Schwab                            Class A       30.62%            26.58%
Fund III                                                                         Class R4      74.05%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4      25.95%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder             Wells Fargo Bank NA (Wells Fargo Bank),   Class R4      52.43%                --
Aggressive                             Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      30.18%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc. (GWFS Equities),       Class R4      12.50%                --
                                       Greenwood Village, CO
--------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder             Charles Schwab                            Class A        5.32%                --
Conservative                                                                     Class R4      20.85%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      59.72%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4      13.92%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.24%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder             Charles Schwab                            Class R4      54.79%                --
                                      ------------------------------------------------------------------------------------------
Moderate                               Wells Fargo Bank                          Class R4      32.25%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Becker Tire &  Class R4       9.17%                --
                                       Treading, Inc., Denver, CO
--------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder             Charles Schwab                            Class R4      73.17%                --
Moderate Aggressive                    Fifth Third Bank TTEE, Cincinnati, OH     Class R4      11.66%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Becker Tire &  Class R4       7.96%                --
                                       Treading, Inc., Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4       5.64%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder             Charles Schwab                            Class R4      57.77%                --
                                      ------------------------------------------------------------------------------------------
Moderate Conservative                  Columbia Management                       Class R4      30.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      11.90%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Portfolio Builder             Wells Fargo Bank                          Class R4      52.82%                --
                                      ------------------------------------------------------------------------------------------
Total Equity                           Charles Schwab                            Class R4      43.75%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index              Charles Schwab                            Class A      100.00%            35.16%
                                                                                 Class Z       21.47%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class Z       78.44%            64.76%
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company              Charles Schwab                            Class A        6.24%                --
Index                                                                            Class R4       5.65%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      80.56%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Columbia Equity Value                  Charles Schwab                            Class A        5.37%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R       21.35%                --
                                                                                 Class R5     100.00%                --
                                                                                 Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.81%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       25.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.71%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.55%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       17.70%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, FBO Alumaline Corp. of  Class R       71.11%                --
                                       America, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company, FBO Aurora        Class R        7.54%                --
                                       Packing Company 401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      74.65%                --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3      96.49%                --
                                                                                 Class R4      19.20%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Precious                   Charles Schwab                            Class A       12.26%                --
Metals and Mining                                                                Class R4      57.96%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class I      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Merrill Lynch Pierce Fenner & Smith (MLP  Class C       13.50%                --
                                       Fenner & Smith), Jacksonville, FL
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company, FBO Jacinto       Class R4      32.22%                --
                                       Medical Group PA 401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, FBO Saddle Butte        Class R4       7.99%                --
                                       Operating, Denver, CO
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
Columbia 120/20                        Columbia Management                       Class I      100.00%                --
Contrarian Equity                                                                Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

Columbia Recovery                      Columbia Management                       Class R       24.00%                --
and Infrastructure                                                               Class R3     100.00%
                                                                                 Class R5      33.12%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.50%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       26.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.60%                --
                                       Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.80%                --
                                       Conservative
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       17.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R5      66.86%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Brian P.       Class R       75.00%                --
                                       Sommer
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      29.19%                --
                                       Inc. (American Enterprise Investment
                                       Services), Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO Cisco Systems Inc., Acton,   Class R4       5.96%                --
                                       MA
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Retirement                    Columbia Management                       Class R      100.00%                --
Plus 2010                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z      100.00%            63.98%
--------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement                    Columbia Management                       Class R      100.00%                --
Plus 2015                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z      100.00%            76.23%
--------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement                    Columbia Management                       Class R3     100.00%                --
Plus 2020                                                                        Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       David T. Matthiesen, Littleton, CO        Class A        8.38%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Applied Reliability  Class R       80.49%                --
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS (Matrix          Class R       14.86%                --
                                       Capital), Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z      100.00%            75.54%
--------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement                    Columbia Management                       Class R       16.35%                --
Plus 2025                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Eric Taketa, Wailuku, Hi                  Class A        8.10%                --
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. and Rebecca H. Marken,         Class A        5.78%                --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R       83.64%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z      100.00%            87.25%
--------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement                    Columbia Management                       Class R       31.82%                --
Plus 2030                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A       10.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Steven and Teresa Bockian, Orlando, FL    Class A        5.89%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Applied Reliability  Class R       68.18%                --
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z      100.00%            87.56%
--------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement                    Columbia Management                       Class R      100.00%                --
Plus 2035                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A        7.30%                --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson, Hot       Class A        5.23%                --
                                       Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z       99.87%            89.55%
--------------------------------------------------------------------------------------------------------------------------------

Columbia Retirement                    Columbia Management                       Class R       32.46%                --
Plus 2040                                                                        Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R       67.53%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z       98.82%            86.36%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Retirement                    Columbia Management                       Class R       82.98%                --
Plus 2045                                                                        Class R3     100.00%
                                                                                 Class R4      28.19%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Applied Reliability  Class R       17.02%                --
                                       Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Michael C. Davis, St.  Class R4      71.81%                --
                                       Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Z      100.00%            88.66%
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Bond               MLP Fenner & Smith                        Class C       14.76%                --
                                                                                 Class R       69.10%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I       21.74%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       37.23%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I       23.77%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity (ING),     Class R3      89.20%                --
                                       Hartford, CT
                                                                                 Class R4      93.78%
                                      ------------------------------------------------------------------------------------------
                                       Massachusetts Mutual                      Class R3       6.29%                --
                                      ------------------------------------------------------------------------------------------
                                       US Bank National Association, Milwaukee,  Class R5      99.52%                --
                                       WI
--------------------------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor Small           Columbia Portfolio Builder Aggressive     Class I       16.51%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
Cap Value                              Columbia Portfolio Builder Moderate Fund  Class I       30.26%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       33.96%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        7.68%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I        8.91%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Christa Fischer FBO Photo Systems Inc.    Class R        5.94%                --
                                       401K, Dexter, MI
                                      ------------------------------------------------------------------------------------------
                                       Robert Guglielmo FBO Grid Electric Inc.   Class R        5.16%                --
                                       401K. Chester Springs, PA
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R       84.79%                --
                                       (Hartford Life),
                                       Weatogue, CT                              Class R3      21.70%
                                      ------------------------------------------------------------------------------------------
                                       PIMS/Prudential Retirement, Boston, MA    Class R3      66.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Reliance Trust Co. FBO VHFA, Atlanta, GA  Class R3       7.83%                --
                                      ------------------------------------------------------------------------------------------
                                       VRSCO FBO Pullman Regional Hospital,      Class R4      41.18%                --
                                       Houston, TX
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      30.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Edward Dopkin FBO Classic Catering        Class R4       5.74%                --
                                       People Inc., Owings Mills, MD
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank, Kansas City, MO     Class R5      99.94%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage      Columbia Income Builder Fund              Class I       25.69%            55.94%(a)
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       31.90%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I       11.28%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       12.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        7.16%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        5.80%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company,       Class R4      12.12%                --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        5.25%                --
                                      ------------------------------------------------------------------------------------------
                                       Counsel Trust FBO Harvard Mgmt            Class R4      30.76%                --
                                       Solutions, Pittsburgh, PA
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      30.75%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO URY & Moskow LLC,  Class R4      17.70%                --
                                       Fargo, ND
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners Fundamental       Columbia Portfolio Builder Aggressive     Class I       17.66%            32.17%(a)
Value                                  Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.64%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.66%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       17.53%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      83.80%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class R4       5.73%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Short Duration             Columbia Management                       Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
U.S. Government                        Columbia Portfolio Builder Conservative   Class I       43.31%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       39.88%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       16.80%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class R       79.26%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO North Alabama      Class R        7.93%                --
                                       Insurance, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      98.92%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Columbia Dividend                      Columbia Management                       Class R3     100.00%                --
Opportunity                                                                      Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I       10.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       19.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I        8.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       10.93%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       16.35%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       18.32%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       10.80%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class R       97.90%                --
                                      ------------------------------------------------------------------------------------------
                                       VRSCO FBO Hamilton Healthcare, Houston,   Class R4      64.38%                --
                                       TX
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4       6.76%                --
                                      ------------------------------------------------------------------------------------------
                                       Securian Financial Services, St. Paul,    Class R5      38.12%                --
                                       MN
                                      ------------------------------------------------------------------------------------------
                                       Counsel Trust FBO Bennett Tueller         Class R5      15.11%                --
                                       Johnson & Deere, Pittsburgh, PA
                                      ------------------------------------------------------------------------------------------
                                       TD Ameritrade Trust Co., Denver CO        Class R5      13.55%                --
                                      ------------------------------------------------------------------------------------------
                                       Counsel Trust FBO Western Gynecological   Class R5      12.04%                --
                                       Clinic, Pittsburgh, PA
                                      ------------------------------------------------------------------------------------------
                                       Counsel Trust FBO Utah Woolen Mills       Class R5      12.01%                --
                                       Profit Sharing Plan, Pittsburgh, PA
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO Sylvia C San Martin TTEE,    Class R5       7.89%                --
                                       St. Augustine, FL
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate                Columbia Management                       Class R4      12.42%            68.41%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       13.28%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I       10.48%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I        9.81%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       23.04%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       18.72%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        8.24%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I        8.21%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      87.58%                --
--------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Floating Rate                 Columbia Management                       Class R5     100.00%            27.75%(a)
                                                                                 Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I       12.28%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       35.22%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I       21.95%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       12.95%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        9.21%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.17%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.52%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.19%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4       64.03                --
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO American Trust & Svgs,       Class R4       7.31%                --
                                       Dubuque, IA
--------------------------------------------------------------------------------------------------------------------------------

Columbia Income Opportunities          Columbia Portfolio Builder Aggressive     Class I        5.58%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       39.73%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       22.91%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       18.80%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I        6.41%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B        6.32%                --
                                                                                 Class C        8.83%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley Smith Barney, Jersey       Class C        7.78%                --
                                       City, NJ
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      12.78%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      84.82%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Inflation Protected           RiverSource Life Insurance Company,       Class R4      13.62%            31.95%(a)
Securities                             Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I        9.81%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I        9.74%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Conservative   Class I       10.06%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       28.92%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       16.65%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       13.74%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C       15.08%                --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.31%                --
                                                                                 Class R       64.40%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO Moen 401K, Fargo,  Class R        5.97%                --
                                       ND
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO B & L Corp. 401K,  Class R        5.91%                --
                                       Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO C. Anthony         Class R        5.91%                --
                                       Phillips Accountancy, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS, Denver, Co      Class R4      68.92%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Co.            Class R4       7.21%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.96%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

Columbia Large Core                    Columbia Management                       Class R      100.00%                --
Quantitative
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderate     Class I        6.94%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       10.92%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       16.57%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       18.58%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       10.77%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.73%                --
                                                                                 Class R       78.57%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      95.66%                --
                                                                                 Class R5      99.91%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Limited Duration Credit       Columbia Management                       Class W      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Conservative   Class I       38.30%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       13.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        7.60%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       35.57%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        9.58%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      85.91%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Money Market                  Columbia Management                       Class R      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I       35.70%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Conservative   Class I       52.27%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class B        6.67%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class C       28.62%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO Mythics, Inc.      Class R5      54.23%                --
                                       401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO Greatmats.com      Class R5      30.29%                --
                                       Corp., Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Counsel Trust DBA MATC FBO Harvard        Class R5       5.67%                --
                                       Management Solutions 401K, Pittsburgh,
                                       PA
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.67%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class Z       99.97%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined                Columbia Management                       Class R4      82.91%                --
Small and Mid Cap Equity
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Aggressive   Class I        7.82%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderate     Class I       22.13%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderately   Class I       16.28%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Moderately   Class I        8.42%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus Fund 2020        Class I        5.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus Fund 2025        Class I        7.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus Fund 2030        Class I        7.31%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus Fund 2035        Class I        5.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Brian C. Burghardt, Glendale, WI          Class B        6.39%                --
                                      ------------------------------------------------------------------------------------------
                                       Louiselle A. Pilegi, Agawam,MA            Class B        6.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Jennifer Woolbright, Reston, VA           Class C       14.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Carl L. and Vicki L. Ulepich, Frontenac,  Class C       10.98%                --
                                       KS
                                      ------------------------------------------------------------------------------------------
                                       Patrick J. and Edilia I. Powers, Forest   Class C        9.95%                --
                                       Park, IL
                                      ------------------------------------------------------------------------------------------
                                       Mary Caroline Walsh Murguia, San          Class C        7.45%                --
                                       Antonio, TX
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      17.09%                --
                                                                                 Class W       99.99%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                Columbia Management                       Class B        6.09%            91.93%(a)
Small Cap Value                                                                  Class C        6.42%
                                                                                 Class R      100.00%
                                                                                 Class R3      67.31%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I       29.39%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       46.90%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I       23.69%                --
                                      ------------------------------------------------------------------------------------------
                                       Eric B. and Lucilla Henderson, Lake       Class B        9.49%                --
                                       Jackson, TX
                                      ------------------------------------------------------------------------------------------
                                       Doris M. Tole, Pittsburgh, PA             Class B        9.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Kenneth E. Farnen, Homer, AK              Class B        9.01%                --
                                      ------------------------------------------------------------------------------------------
                                       Marilyn A. and Gary F. Consorto, Vonore,  Class B        6.13%                --
                                       TN
                                      ------------------------------------------------------------------------------------------
                                       Donald R. Chmielewski, Isle, MN           Class B        5.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley Smith Barney, Jersey       Class C       20.08%                --
                                       City, NJ
                                      ------------------------------------------------------------------------------------------
                                       Sanford A. Greentree, Westlake Vlg, CA    Class C       19.83%                --
                                      ------------------------------------------------------------------------------------------
                                       Jill Thompson, Moundsview, MN             Class C        9.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Bea Vande Merwe, Salt Lake City, UT       Class C        9.07%                --
                                      ------------------------------------------------------------------------------------------
                                       Timothy E. Releford, New York, NY         Class C        8.66%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard T. Castiano, Fort Myers, FL       Class C        7.81%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, Denver, CO              Class R3      32.69%                --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
Columbia Diversified Bond              Columbia Management                       Class R3      93.14%                --
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%                --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C       29.63%                --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       15.31%                --
                                                                                 Class R       52.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Conservative   Class I        6.41%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       34.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       20.02%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       10.17%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company, Denver, CO              Class R       15.70%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Co. FBO Thomas J. King,    Class R       12.89%                --
                                       Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain,Easton, MD                 Class R5      55.69%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      39.90%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Minnesota                     Leonard and Marion Hoppe, Graceville, MN  Class B        6.59%                --
Tax-Exempt
                                      ------------------------------------------------------------------------------------------
                                       Richard J. and Mary H. Hill, St. Louis    Class B        6.41%                --
                                       Park, MN
                                      ------------------------------------------------------------------------------------------
                                       Lois Drontle, Eden Prairie, MN            Class B        5.20%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource California                 First Clearing, LLC, Moss Family Trust,   Class A       11.83%                --
Tax-Exempt                             Descan SO, CA
                                      ------------------------------------------------------------------------------------------
                                       ETrade Clearing LLC, Merrifield, VA       Class A        7.41%                --
                                      ------------------------------------------------------------------------------------------
                                       Sara L. Oswald, San Diego, CA             Class A        6.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Kathleen Scopaz, San Clemente, CA         Class B       17.51%                --
                                      ------------------------------------------------------------------------------------------
                                       Angelo Bomio, Salinas, CA                 Class B       12.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Gerald L. and JoAnne Karels, Tulare, CA   Class B        8.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Management                       Class B        8.69%                --
                                      ------------------------------------------------------------------------------------------
                                       Miriam A. and Myrin C. Wilcox,            Class B        6.15%                --
                                       Porterville, CA
                                      ------------------------------------------------------------------------------------------
                                       Brian W. Robins, San Diego, CA            Class B        5.17%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class C       26.91%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        5.96%
--------------------------------------------------------------------------------------------------------------------------------

RiverSource New York                   Jeffrey B. Seller, New York, NY           Class A        7.67%                --
                                      ------------------------------------------------------------------------------------------
Tax-Exempt                             American Enterprise Investment Service    Class A        6.28%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B       25.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Edward Ebler, Babylon, NY                 Class B       15.14%                --
                                      ------------------------------------------------------------------------------------------
                                       Sharon Ganz, Forest Hills, NY             Class B       12.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Vincent J. Solimine, Glen Cove, NY        Class B        7.80%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard Clark, Somers, NY                 Class B        5.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Thomas W. and Susan M. Noonan, Clifton    Class C       43.74%                --
                                       Park, Ny
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C       22.49%                --
                                      ------------------------------------------------------------------------------------------
                                       Frederic I. Nelson, Oceanside, NY         Class C       16.15%                --
                                      ------------------------------------------------------------------------------------------
                                       Ottoviano Asarese, Buffalo, NY            Class C       15.07%                --
                                      ------------------------------------------------------------------------------------------
                                       Joseph P. and Cynthia A. Dowd,            Class C       14.46%                --
                                       Wynantskill, NY
                                      ------------------------------------------------------------------------------------------
                                       James H. Sisung, Staatsburg, NY           Class C       13.47%                --
                                      ------------------------------------------------------------------------------------------
                                       James R. And Kelly S. Betters, Leroy, NY  Class C       12.01%                --
                                      ------------------------------------------------------------------------------------------
                                       Arthur E. and Gertrude Kranz, S.          Class C       11.76%                --
                                       Farmingdale, NY
                                      ------------------------------------------------------------------------------------------
                                       Christopher Paul Pellegrini, Rye, NY      Class C       11.58%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing LLC, St. Louis, MO         Class C       11.17%                --
                                      ------------------------------------------------------------------------------------------
                                       Melinda and James Coates, Rego Park, NY   Class C       10.19%                --
                                      ------------------------------------------------------------------------------------------
                                       Lauren M. Trotta, New York, NY            Class C       10.02%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity            Columbia Management                       Class W      100.00%                --
Income                                                                           Class Z       12.25%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.43%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.92%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.43%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.85%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.94%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R       52.88%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R       14.58%                --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R        11.46                --
                                                                                 Class R3      74.33%                --
                                                                                 Class R5      10.29%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R       14.96%                --
                                                                                 Class R3       8.12%                --
                                                                                 Class R4      28.86%                --
                                                                                 Class R5      28.95%                --
                                      ------------------------------------------------------------------------------------------
                                       Tomorrow's Scholar, Milwaukee, WI         Class R4      12.16%                --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4       6.47%                --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      13.39%                --
                                                                                 Class R5      33.41%                --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5       8.09%                --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R5       7.37%                --
                                      ------------------------------------------------------------------------------------------
                                       Mercer Trust Company FBO Johnson          Class R5       7.26%                --
                                       Outdoors Inc., Norwood, MA
                                      ------------------------------------------------------------------------------------------
                                       Suchetha M. Prabhu, Essex Jct, VT         Class Z       87.75%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Large Growth                  Columbia Management                       Class R      100.00%          30.62%(a)
Quantitative                                                                     Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       13.78%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       21.24%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       23.27%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        5.42%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       13.39%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       48.20%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Large Value                   Columbia Management                       Class C        8.02%          42.46%(a)
Quantitative                                                                     Class R      100.00%
                                                                                 Class R4      55.13%
                                                                                 Class Z      100.00%
                                      ------------------------------------------------------------------------------------------
                                       SSB and Trust Co., Boston, MA             Class I       45.24%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I        7.88%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I        8.62%                --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        8.25%                --
                                       Portfolio Moderate
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        5.74%                --
                                       Portfolio Moderately Aggressive
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Jay Hunter and Mary Sue Hyer, Winter      Class A        5.77%                --
                                       Haven, FL
                                      ------------------------------------------------------------------------------------------
                                       James Spirito, Hillsdale, NJ              Class B        14.43                --
                                      ------------------------------------------------------------------------------------------
                                       Theresa Strassburger, Albuquerque, NM     Class B        9.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Richard W. and Robin O. Wagner, Oakland   Class B        9.28%                --
                                       Park, IL
                                      ------------------------------------------------------------------------------------------
                                       Kevin Heniff, Mokena, IL                  Class B        9.05%                --
                                      ------------------------------------------------------------------------------------------
                                       Carolynn C. Heine, Crete, IL              Class B        6.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Tristan Hotaling, Black Hawk, CO          Class C       20.37%                --
                                      ------------------------------------------------------------------------------------------
                                       Pershing LLC, Jersey City, NJ             Class C       19.10%                --
                                      ------------------------------------------------------------------------------------------
                                       Ramona A. Scarth Family Trust,            Class C        8.02%                --
                                       Henderson, NV
--------------------------------------------------------------------------------------------------------------------------------

Columbia Mid Cap Value                 Columbia Management                       Class W      100.00%                --
Opportunity                                                                      Class Z       10.03%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.42%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.90%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.45%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.85%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.95%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       19.32%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R       78.27%                --
                                                                                 Class R3      14.89%                --
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank Cust FBO ADP Access,    Class R3       8.40%                --
                                       Boston, MA
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R3       5.98%                --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      43.17%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      17.63%                --
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      17.69%                --
                                                                                 Class R5      13.59%                --
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      21.93%                --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------

                                       NFS LLC FEBO 401K Finops IC Funds,        Class R4      24.49%                --
                                       Covington, KY
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R5       9.94%                --
                                      ------------------------------------------------------------------------------------------

                                       Standard Insurance Co.                    Class R5       8.19%                --
                                      ------------------------------------------------------------------------------------------

                                       State Street Bank & Trust IRA             Class Z       89.97%                --
                                       Mary L. Kloser, Seeley Lake, MT
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation          Columbia Management                       Class I      100.00%                --
                                                                                 Class R      100.00%
                                                                                 Class Z      100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      70.28%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Balanced                   Columbia Management                       Class R        6.71%                --
                                                                                 Class R5      28.03%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        7.45%                --
                                                                                 Class R       77.01%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        5.89%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO, B & L Corp.   Class R       16.28%                --
                                       401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      67.64%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income           Columbia Management                       Class R      100.00%                --
Allocation Fund
                                      ------------------------------------------------------------------------------------------
                                       Patrick's Plain                           Class R5      97.99%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      81.72%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

Seligman California Municipal          Citigroup Global Markets                  Class A        6.05%                --
High Yield Series                                                                Class C       11.51%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        6.23%                --
                                                                                 Class C       19.15%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley & Co. (Morgan Stanley),    Class A        5.38%                --
                                       Jersey City, NJ                           Class C       15.24%
                                      ------------------------------------------------------------------------------------------
                                       Christopher Ranch LLC, Gilroy, CA         Class C       11.14%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman California Municipal          MLP Fenner & Smith                        Class C       67.74%                --
Quality Series
                                      ------------------------------------------------------------------------------------------
                                       Citigroup                                 Class C        5.52%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       11.49%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing LLC Alice Ogden Trust,     Class A        5.13%                --
                                       Calle Real, CA
--------------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal           Edward D. Jones & Co., Maryland H&S, MO   Class A       17.62%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       10.33%                --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup                                 Class C        5.29%                --
                                      ------------------------------------------------------------------------------------------
                                       UBS Financial Services Inc. FBO Ethelyn   Class C        7.40%                --
                                       C. Engel, Cold Spring, MN
                                      ------------------------------------------------------------------------------------------
                                       Anne E. Brass, Anoka, MN                  Class C        6.72%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman National Municipal            Citigroup Global Markets                  Class A        6.40%                --
                                                                                 Class C       12.95%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        8.51%                --
                                      ------------------------------------------------------------------------------------------
                                       Edward D. Jones & Co. Maryland H&S, MO    Class C        6.30%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman New York Municipal            Citigroup Global Markets                  Class C        5.97%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       22.86%                --
                                      ------------------------------------------------------------------------------------------
                                       RBC Capital Markets Corp. FBO James       Class C        6.64%                --
                                       Grunebaum, Buffalo, NY
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Columbia Absolute Return Currency and  Columbia Management                       Class Z        5.08%                --
Income

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        9.22%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        9.03%                --
                                       Moderate Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        6.63%                --
                                       Moderately Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I       26.68%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I        9.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       32.54%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise                       Class W       99.98%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        5.56%                --
                                      ------------------------------------------------------------------------------------------
                                       Stephen W. Lemmon, Austin TX              Class Z       70.93%                --
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank & Trust IRA James       Class Z       23.99%                --
                                       Harold Maret, Hartwell, GA
--------------------------------------------------------------------------------------------------------------------------------

Columbia Asia Pacific ex-              Columbia Management                       Class C       16.03%                --
Japan                                                                            Class I      100.00%
                                                                                 Class R      100.00%
                                                                                 Class Z      100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise                       Class A       56.81%                --
                                                                                 Class C       83.97%
                                      ------------------------------------------------------------------------------------------
                                       MAC & Co., Pittsburgh, PA                 Class R5      16.87%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Emerging Markets              Columbia Management                       Class R4       9.47%            31.69%(a)
                                      ------------------------------------------------------------------------------------------
Bond                                   RiverSource Disciplined Asset Allocation  Class I        5.10%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        6.65%                --
                                       Moderate Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I       25.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I       39.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund              Class I       14.01%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class R4      79.93%                --
                                       Inc.
                                                                                 Class W       99.95%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C       17.66%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       10.83%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company FBO Synergy Seven Inc.,  Class R4       6.71%                --
                                       Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       LPL Financial                             Class Z       47.20%                --
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank & Trust, Okate, SC      Class Z        9.94%                --
                                      ------------------------------------------------------------------------------------------
                                       RBC Capital Markets Corp. FBO Joan A.     Class Z        6.56%                --
                                       Jagow, Chagrin Falls, OH
                                      ------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets              Columbia Management                       Class W      100.00%                --
Opportunity                                                                      Class Z        9.85%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.88%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       27.53%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       30.22%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.99%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       17.36%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       33.15%                --
                                                                                 Class R       79.92%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class R4      33.14%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC, Easton, MD            Class R5      84.14%                --
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank & Trust Roth IRS        Class Z       51.53%                --
                                       Kimberly V. Flower, El Portal, FL
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank & Trust IRA Zafar H.    Class Z       20.06%                --
                                       Fatimi, Bellport, NY
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank & Trust Jennifer A.     Class Z       18.56%                --
                                       George Cust.
--------------------------------------------------------------------------------------------------------------------------------

Columbia European Equity               Columbia Management                       Class R4      13.72%                --
                                                                                 Class Z      100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      11.10%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus 2015 Fund        Class I       10.61%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus 2020 Fund        Class I       14.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus 2025 Fund        Class I       19.71%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus 2030 Fund        Class I       18.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus 2035 Fund        Class I       13.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus 2040 Fund        Class I       10.13%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Retirement Plus 2045 Fund        Class I       10.37%                --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class C        6.37%                --
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Urologic       Class R4      71.45%                --
                                       Surgery, P.C. 401K, Denver, CO
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Frontier                      Columbia Management                       Class R4      12.36%            32.79%(a)
                                                                                 Class Z      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.46%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       26.95%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.88%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.95%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       19.23%                --
                                                                                 Class R       41.51%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      77.27%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R       17.68%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R        7.98%                --
                                       Phillps Accountantcy 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dedicated      Class R        7.08%                --
                                       Systems
                                      ------------------------------------------------------------------------------------------
                                       Seligman Advisors Inc., Minneapolis, MN   Class R        8.14%                --
                                      ------------------------------------------------------------------------------------------
                                       Accutek Packaging Equipment Company 401K  Class R        7.26%                --
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation, Easton, MD      Class R5      68.74%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC, Easton, MD            Class R5      28.20%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Global Bond                   Columbia Management                       Class R      100.00%            36.61%(a)
                                                                                 Class Z       10.75%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I        5.76%                --
                                      ------------------------------------------------------------------------------------------
Columbia                               Columbia Portfolio Builder Conservative   Class I       10.94%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       31.65%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       17.91%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       14.98%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      75.23%                --
                                      ------------------------------------------------------------------------------------------
                                       Leslie Betts FBO Pharmacy Administrative  Class R4       7.31%                --
                                       Solutions
                                      ------------------------------------------------------------------------------------------
                                       Michael Gallina FBO Manns Jewelers Inc.   Class R4       5.46%                --
                                      ------------------------------------------------------------------------------------------
                                       State Street Bank & Trust, Alexandria,    Class Z       64.05%                --
                                       VA
                                      ------------------------------------------------------------------------------------------
                                       Edward D. Jones & Co., Maryland Hts., MO  Class Z       20.95%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Global Equity                 Columbia Management                       Class R       10.21%                --
                                                                                 Class R5      23.24%
                                                                                 Class W      100.00%
                                                                                 Class Z      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       12.15%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       32.75%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       35.55%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        8.22%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I        8.42%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        7.45%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R       21.64%                --
                                       Phillps Accountantcy 401K
                                      ------------------------------------------------------------------------------------------
                                       MG Trust Company Cust. FBO Applied        Class R       20.41%                --
                                       Reliability Engineering, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R       18.68%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO EFK Moen 401K  Class R       13.49%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Nile Project,  Class R        6.95%                --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Accutek Packaging Equipment Company 401K  Class R        6.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      98.08%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class R5      76.76%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

Columbia Global Extended Alpha         Columbia Management                       Class C        5.16%            51.12%(a)
                                                                                 Class I      100.00%

                                                                                 Class R       99.99%
                                                                                 Class R4      11.55%
                                                                                 Class Z        9.63%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class C        7.31%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class B       70.30%                --
                                       Inc.
                                                                                 Class C       69.49%
                                                                                 Class R4      88.46%
                                      ------------------------------------------------------------------------------------------
                                       Pershing LLC, Jersey City, NJ             Class C       11.75%                --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class C        7.31%                --
                                      ------------------------------------------------------------------------------------------
                                       TD Ameritrade Inc., Omaha, NE             Class Z       90.37%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Multi-Advisor                 Columbia Management                       Class Z      100.00%            27.51%(a)
International Value
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.37%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.92%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.32%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.83%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.83%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      45.15%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman Global Technology    Columbia Management                       Class Z       14.14%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.47%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.77%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.51%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.87%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.95%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        9.11%                --
                                                                                 Class B        6.50%
                                                                                 Class C       19.64%
                                                                                 Class R       12.72%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley, Jersey City, NJ           Class C        5.05%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Co., Hartford,    Class R       65.14%                --
                                       CT
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      30.81%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Chalet Dental  Class R        5.36%                --
                                       Care 401K
                                      ------------------------------------------------------------------------------------------
                                       MAC & Co., Pittsburgh, PA                 Class R5      99.84%                --
                                      ------------------------------------------------------------------------------------------
                                       Julie Rosenfield, Broadmore Rd.           Class Z       85.86%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Disciplined International  Columbia Management                       Class R      100.00%            32.26%(a)
Equity                                                                           Class R4      14.43%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I       12.32%                --
                                       Moderate Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Disciplined Asset Allocation  Class I        8.49%                --
                                       Moderately Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund III          Class I        6.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Income Builder Fund II           Class I        7.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I        7.96%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       12.41%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       13.44%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I        7.72%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class C        6.39%                --
                                       Inc.
                                                                                 Class R4      81.31%
                                                                                 Class W       99.98%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International     Columbia Portfolio Builder Aggressive     Class I       17.39%            50.49%(a)
Select Growth                          Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.88%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.33%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.82%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.86%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        8.34%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO U.S. Tank      Class R       22.11%                --
                                       Alliance, Inc.,
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO A & B          Class R       19.03%                --
                                       Builders Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Accutek Packaging Equipment Company 401K  Class R       16.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO B & L          Class R       11.15%                --
                                       Corporation 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R       10.83%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R        7.63%                --
                                       Phillps Accountantcy 401
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R4      55.61%                --
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class R4      15.20%                --
                                       NY
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC, Easton, MD            Class R5      97.34%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International     Columbia Portfolio Builder Aggressive     Class I       17.35%            26.35%(a)
Small Cap                              Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       27.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.22%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.84%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.88%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A        8.09%                --
                                                                                 Class C       18.88%
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO EFK Moen 401K  Class R       17.46%                --
                                       Plan
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Sales West     Class R        9.85%                --
                                       Partners Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Edward Sales   Class R        8.54%                --
                                       Corp. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO B & L          Class R        8.05%                --
                                       Corporation 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dedicated      Class R        6.35%                --
                                       Systems
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R        5.94%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R        5.68%                --
                                       Phillps
                                      ------------------------------------------------------------------------------------------
                                       Accountantcy 401
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Fulton         Class R        5.19%                --
                                       Communications 401K Plan
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Quincy, MA                  Class R4      53.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC, Easton, MD            Class R5      96.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Massachusetts Mutual Life Insurance Co.,  Class R4      37.43%                --
                                       Springfield, MA
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity             Columbia Management                       Class I      100.00%                --
Income                                                                           Class R       95.23%
                                                                                 Class R4      32.83%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class C       12.47%                --
                                                                                 Class R4      67.16%
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             Columbia Portfolio Builder Aggressive     Class I       17.38%            30.49%(a)
Opportunity                            Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       26.88%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.35%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.80%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       16.86%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO EFK Moen 401K  Class R       18.77%                --
                                       Plan
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Sales West     Class R        9.95%                --
                                       Partners Inc. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO B & L          Class R        9.78%                --
                                       Corporation 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO C. Anthony     Class R        9.02%                --
                                       Phillps Accountantcy 401
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Dedicated      Class R        7.69%                --
                                       Systems
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Financial      Class R        7.18%                --
                                       Network Audit, LLC
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO General Truck  Class R        7.13%                --
                                       Sales Corp. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Edward Sales   Class R        6.98%                --
                                       Corp. 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Nordaas        Class R        5.31%                --
                                       American Homes of MN Lake 401K
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Jay Lerman MD  Class R4      33.10%                --
                                       PC. 401K
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services,  Class R4      51.22%                --
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Columbia AMT-Free Tax-Exempt Bond      None                                      N/A              N/A                --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Opportunity    Charles Schwab                            Class A        7.03%                --
                                                                                 Class R4       9.07%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       16.45%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate Fund  Class I       27.43%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       31.54%                --
                                       Aggressive Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.84%                --
                                       Conservative Fund
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       15.38%                --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        6.87%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class C        5.20%                --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      82.55%                --
                                      ------------------------------------------------------------------------------------------
                                       US Bank NA, Milwaukee, WI                 Class R4       8.20%                --
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax Exempt    Charles Schwab                            Class A        8.06%                --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing LLC, A/C T. J.             Class C        5.36%                --
                                       Househmandzadeh, Cerritos, CA
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income     None                                      N/A              N/A                --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Columbia Government Money Market       Patricks Plain LLC                        Class R5      96.68%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Select Large-Cap Value        Columbia Management                       Class R3     100.00%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       18.01%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       25.60%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.73%                --
                                       Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.32%                --
                                       Conservative
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       18.21%                --
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       52.66%                --
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company, Parsippany,  Class A        7.89%                --
                                       NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B        9.78%                --
                                                                                 Class C       30.39%
                                                                                 Class R       79.31%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class B        5.54%                --
                                                                                 Class C        5.05%                --
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      48.68%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5      41.42%                --
--------------------------------------------------------------------------------------------------------------------------------

Columbia Select Smaller-Cap Value      Columbia Management                       Class R3     100.00%                --
                                                                                 Class R4      10.70%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       25.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       74.75%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       32.91%                --
                                                                                 Class R       76.90%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      89.30%                --
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      51.12%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      35.29%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications       Columbia Management                       Class R3      35.45%                --
  and Information                                                                Class R4      43.28%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.94%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       25.55%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       29.87%                --
                                       Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        6.28%                --
                                       Conservative
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       18.24%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       11.16%                --
                                                                                 Class B       18.43%
                                                                                 Class C       21.58%
                                                                                 Class R       39.63%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class A        5.15%                --
                                                                                 Class B        7.46%
                                                                                 Class C        6.95%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.57%                --
                                                                                 Class R4      56.72%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class B        5.30%                --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Co., Hartford,    Class R       30.01%                --
                                       CT
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank , New York, NY        Class R        7.48%                --
                                      ------------------------------------------------------------------------------------------
                                       Pershing LLC, Jersey City, NJ             Class R3      64.41%                --
--------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global             Columbia Management                       Class A       18.00%            46.18%(a)
  Real Estate                                                                    Class R        5.78%
                                                                                 Class R3     100.00%
                                                                                 Class R4      85.27%
                                      ------------------------------------------------------------------------------------------
                                       Morgan Stanley                            Class A       17.26%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       15.79%                --
                                                                                 Class C       51.01%
                                                                                 Class R       85.35%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       42.79%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       57.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Frontier Trust Company FBO Valley         Class R        8.87%                --
                                       Ford 401K, Fargo, ND
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Jeffrey Powers IRA,    Class R4      14.73%                --
                                       Saint Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      61.69%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      37.91%                --
--------------------------------------------------------------------------------------------------------------------------------


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly            Columbia Management                       Class R3     100.00%                --
  Dividend Real Estate                                                           Class R4      38.39%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       99.62%                --
                                       Aggressive
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class A       13.25%                --
                                                                                 Class B       22.58%
                                                                                 Class C       50.85%
                                                                                 Class R       87.25%
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets                  Class B        6.12%                --
                                                                                 Class C        7.74%
                                      ------------------------------------------------------------------------------------------
                                       Scottrade Inc. FBO Kenny K. Fong,         Class R4      61.61%                --
                                       Saint Louis, MO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      61.08%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      36.74%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Capital                       Columbia Management                       Class R3     100.00%                --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       36.94%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I        7.86%                --
                                       Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Total Equity   Class I       55.15%                --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class B       10.68%                --
                                                                                 Class C       26.29%
                                                                                 Class R       71.60%
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      56.11%                --
                                      ------------------------------------------------------------------------------------------
                                       Patricks Plain LLC                        Class R5      40.66%                --
--------------------------------------------------------------------------------------------------------------------------------

Seligman Growth                        Columbia Management                       Class R3     100.00%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Aggressive     Class I       17.97%                --
                                      ------------------------------------------------------------------------------------------
                                       Columbia Portfolio Builder Moderate       Class I       25.53%                --
                                      ------------------------------------------------------------------------------------------

                                       Columbia Portfolio Builder Moderate       Class I       29.84%                --
                                       Aggressive
                                      ------------------------------------------------------------------------------------------

                                       Columbia Portfolio Builder Moderate       Class I        6.31%                --
                                       Conservative
                                      ------------------------------------------------------------------------------------------

                                       Columbia Portfolio Builder Total Equity   Class I       18.21%                --
                                      ------------------------------------------------------------------------------------------

                                       Ameriprise Trust Company                  Class R4      91.71%                --
                                      ------------------------------------------------------------------------------------------

                                       Wachovia Bank                             Class R4       7.61%                --
                                      ------------------------------------------------------------------------------------------

                                       MLP Fenner & Smith                        Class C        9.80%                --
                                      ------------------------------------------------------------------------------------------

                                       Frontier Trust Company, Fargo, ND         Class R       70.27%                --
                                      ------------------------------------------------------------------------------------------

                                       MG Trust Company FBO Global               Class R        6.60%                --
                                       Surveillance Associates, Denver, CO
                                      ------------------------------------------------------------------------------------------
                                       Gramma Fisher Foundation                  Class R5      85.93%                --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class R5       8.30%                --
--------------------------------------------------------------------------------------------------------------------------------


(a) Combination of all share classes of Columbia Management initial capital and affiliated funds-of-funds' investments.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of affiliated funds in the Fund Family (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Columbia Management or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent Columbia Management, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Columbia Management or an affiliate, represent more than 25% of a fund, Columbia Management and its affiliated companies may be deemed to control the fund.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the "Supreme Court"), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

For RiverSource and Threadneedle funds, the financial statements for the fiscal years ended on or after July 31, 2007, and for Seligman funds, the financial statements for the fiscal years ended on or after Sept. 30, 2009 contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds. For RiverSource funds, the financial statements for periods ended on or before June 30, 2007 were audited by other auditors. For Seligman funds, the financial statements for periods ended on or before Dec. 31, 2008 were audited by Deloitte & Touche LLP.

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.


Statement of Additional Information - Dec. 30, 2010                          A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


Statement of Additional Information - Dec. 30, 2010                          A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.


Statement of Additional Information - Dec. 30, 2010                          A-3

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The

Statement of Additional Information - Dec. 30, 2010                          A-4
short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


Statement of Additional Information - Dec. 30, 2010                          A-5

                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

The State Tax-Exempt Funds invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

Statement of Additional Information - Dec. 30, 2010                          B-1

Statement of Additional Information - Dec. 30, 2010                          B-1

                                                                      APPENDIX C

                         RIVERSOURCE S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Statement of Additional Information - Dec. 30, 2010                          B-1

Statement of Additional Information - Dec. 30, 2010                          C-1

                                                                      APPENDIX D

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.


--------------------------------------------------------------------------------------------------------------------------
                                                                                SALES CHARGE(a) AS A PERCENTAGE OF:
--------------------------------------------------------------------------------------------------------------------------
                                                                             PUBLIC OFFERING             NET AMOUNT
  FUND CATEGORY                                TOTAL MARKET VALUE                PRICE(b)                 INVESTED
--------------------------------------------------------------------------------------------------------------------------
                                                         $0 - $49,999             5.75%                     6.10%
                                           -------------------------------------------------------------------------------
                                                    $50,000 - $99,999             4.50%                     4.71%
                                           -------------------------------------------------------------------------------
                                                  $100,000 - $249,999             3.50%                     3.63%
                                           -------------------------------------------------------------------------------
 Balanced, Equity, Fund-of-                       $250,000 - $499,999             2.50%                     2.56%
  funds - equity*
                                           -------------------------------------------------------------------------------
                                                  $500,000 - $999,999             2.00%                     2.04%
                                           -------------------------------------------------------------------------------
                                           $1,000,000 or more(c),(d)              0.00%                     0.00%
--------------------------------------------------------------------------------------------------------------------------

                                                         $0 - $49,999             4.75%                     4.99%
                                           -------------------------------------------------------------------------------
                                                    $50,000 - $99,999             4.25%                     4.44%
                                           -------------------------------------------------------------------------------
 Fund-of-funds - fixed income, State              $100,000 - $249,999             3.50%                     3.63%
 tax-exempt fixed income, Taxable fixed
 income, Tax-exempt fixed income

-------------------------------------------------------------------------------------------------------------------
                                                  $250,000 - $499,999             2.50%                     2.56%
-------------------------------------------------------------------------------------------------------------------
                                                  $500,000 - $999,999             2.00%                     2.04%
-------------------------------------------------------------------------------------------------------------------
                                           $1,000,000 or more(c),(d)              0.00%                     0.00%
--------------------------------------------------------------------------------------------------------------------------

 For Columbia Absolute Return Currency                   $0 - $99,999             3.00%                     3.09%
 and Income Fund, Columbia Floating Rate
 Fund, Columbia Inflation Protected
 Securities Fund, Columbia Limited
 Duration Credit Fund, RiverSource
 Intermediate Tax-Exempt Fund and
 RiverSource Short Duration U.S.
 Government Fund
-------------------------------------------------------------------------------------------------------------------
                                                  $100,000 - $249,999             2.50%                     2.56%
-------------------------------------------------------------------------------------------------------------------
                                                  $250,000 - $499,999             2.00%                     2.04%
-------------------------------------------------------------------------------------------------------------------
                                                  $500,000 - $999,999             1.50%                     1.52%
-------------------------------------------------------------------------------------------------------------------
                                           $1,000,000 or more(c),(d)              0.00%                     0.00%
-------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------



   * RiverSource S&P 500 Index Fund is not subject to a front-end sales change on Class A shares.

    (a) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

    (b) Purchase price includes the sales charge.

    (c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.

    (d) For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.


Statement of Additional Information - Dec. 30, 2010                          D-1

                                                                      APPENDIX E

                              LEGACY COLUMBIA FUNDS

  Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

Columbia(SM) Acorn(R) Fund
Columbia(SM) Acorn International(R)
Columbia(SM) Acorn International Select(R)
Columbia(SM) Acorn Select(R)
Columbia(SM) Acorn USA(R)
Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Blended Equity Fund
Columbia Bond Fund
Columbia California Intermediate Municipal Bond Fund
Columbia California Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Conservative High Yield Fund
Columbia Contrarian Core Fund
Columbia Convertible Securities Fund
Columbia Core Bond Fund
Columbia Corporate Income Fund (formerly known as Columbia Income Fund) Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Emerging Markets Fund
Columbia Energy and Natural Resources Fund
Columbia Federal Securities Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia Global Value Fund
Columbia Greater China Fund
Columbia High Income Fund
Columbia High Yield Municipal Fund
Columbia High Yield Opportunity Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Municipal Bond Fund
Columbia International Bond Fund
Columbia International Growth Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Large Cap Core Fund
Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Growth Fund
Columbia Large Cap Index Fund
Columbia Large Cap Value Fund
Columbia Liberty Fund
Columbia LifeGoal(R) Balanced Growth Portfolio
Columbia LifeGoal(R) Growth Portfolio
Columbia LifeGoal(R) Income and Growth Portfolio
Columbia LifeGoal(R) Income Portfolio
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Global Fund
Columbia Marsico Growth Fund
Columbia Marsico International Opportunities Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Masters International Equity Portfolio
Columbia Mid Cap Core Fund
Columbia Mid Cap Growth Fund
Columbia Mid Cap Index Fund
Columbia Mid Cap Value Fund
Columbia Multi-Advisor International Equity Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Overseas Value Fund
Columbia Pacific/Asia Fund
Columbia Real Estate Equity Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Select Large Cap Growth Fund
Columbia Select Opportunities Fund
Columbia Select Small Cap Fund
Columbia Short Term Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Short-Intermediate Bond Fund
Columbia Small Cap Core Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Cap Index Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Strategic Income Fund
Columbia Strategic Investor Fund
Columbia Tax-Exempt Fund
Columbia Technology Fund
Columbia(SM) Thermostat Fund(R)
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund
Columbia Value and Restructuring Fund
Columbia Virginia Intermediate Municipal Bond Fund
Columbia World Equity Fund


Statement of Additional Information - Dec. 30, 2010                          E-1

                                                                      APPENDIX F

                            LEGACY RIVERSOURCE FUNDS

 Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20
  Contrarian Equity Fund)
Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource
  Absolute Return Currency and Income Fund)
Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt
  Bond Fund)
Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific
  Fund)
Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond
  Fund)
Columbia Diversified Equity Income Fund (formerly known as RiverSource
  Diversified Equity Income Fund)
Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend
  Opportunity Fund)
Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging
  Markets Bond Fund)
Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle
  Emerging Markets Fund)
Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund) Columbia European Equity Fund (formerly known as Threadneedle European Equity
  Fund)
Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund) Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.) Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund) Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund) Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund) Columbia Government Money Market Fund, Inc. (formerly known as RiverSource
  Government Money Market Fund, Inc.)
Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond
  Fund)
Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic
  Income Fund)
Columbia Income Builder Fund II (formerly known as RiverSource Income Builder
  Moderate Income Fund)
Columbia Income Builder Fund III (formerly known as RiverSource Income Builder
  Enhanced Income Fund)
Columbia Income Opportunities Fund (formerly known as RiverSource Income
  Opportunities Fund)
Columbia Inflation Protected Securities Fund (formerly known as RiverSource
  Inflation Protected Securities Fund)
Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined
  Equity Fund)
Columbia Large Growth Quantitative Fund (formerly known as RiverSource
  Disciplined Large Cap Growth Fund)
Columbia Large Value Quantitative Fund (formerly known as RiverSource
  Disciplined Large Cap Value Fund)
Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited
  Duration Bond Fund)
Columbia Marsico Flexible Capital Fund
Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap
  Growth Fund)
Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap
  Value Fund)
Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-
  Exempt Fund)
Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund) Columbia Multi-Advisor International Value Fund (formerly known as RiverSource
  Partners International Select Value Fund)
Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource
  Partners Small Cap Value Fund)
Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource
  Portfolio Builder Aggressive Fund)
Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource
  Portfolio Builder Conservative Fund)
Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as
  RiverSource Portfolio Builder Moderate Aggressive Fund)
Columbia Portfolio Builder Moderate Conservative Fund (formerly known as
  RiverSource Portfolio Builder Moderate Conservative Fund)
Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource
  Portfolio Builder Moderate Fund)
Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource
  Portfolio Builder Total Equity Fund)
Columbia Recovery and Infrastructure Fund (formerly known as RiverSource
  Recovery and Infrastructure Fund)
Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement
  Plus 2010 Fund)
Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement
  Plus 2015 Fund)
Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement
  Plus 2020 Fund)
Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement
  Plus 2025 Fund)
Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement
  Plus 2030 Fund)
Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement
  Plus 2035 Fund)
Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement
  Plus 2040 Fund)


Statement of Additional Information - Dec. 30, 2010                          F-1

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement
  Plus 2045 Fund)
Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value
  Fund)
Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap
  Value Fund)
Columbia Seligman Communications and Information Fund, Inc. (formerly known as
  Seligman Communications and Information Fund, Inc.)
Columbia Seligman Global Technology Fund (formerly known as Seligman Global
  Technology Fund)
Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash
  Fund)
Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic
  Allocation Fund)
Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S.
  Government Mortgage Fund)
RiverSource Balanced Fund
RiverSource California Tax-Exempt Fund
RiverSource Disciplined International Equity Fund
RiverSource Disciplined Small and Mid Cap Equity Fund
RiverSource Disciplined Small Cap Value Fund
RiverSource Intermediate Tax-Exempt Fund
RiverSource LaSalle Global Real Estate Fund
RiverSource LaSalle Monthly Dividend Real Estate Fund
RiverSource New York Tax-Exempt Fund
RiverSource Partners Fundamental Value Fund
RiverSource Partners International Select Growth Fund
RiverSource Partners International Small Cap Fund
RiverSource Precious Metals and Mining Fund
RiverSource Real Estate Fund
RiverSource S&P 500 Index Fund
RiverSource Short Duration U.S. Government Fund
RiverSource Small Company Index Fund
RiverSource Strategic Income Allocation Fund
RiverSource Tax-Exempt High Income Fund
Seligman California Municipal High Yield Series
Seligman California Municipal Quality Series
Seligman Capital Fund, Inc.
Seligman Growth Fund, Inc.
Seligman Minnesota Municipal Class
Seligman National Municipal Class
Seligman New York Municipal Class
Seligman TargETFund 2015
Seligman TargETFund 2025
Seligman TargETFund 2035
Seligman TargETFund 2045
Seligman TargETFund Core
Threadneedle Global Equity Income Fund
Threadneedle International Opportunity Fund

                                                               S-6500 CT (12/10)


Statement of Additional Information - Dec. 30, 2010                          F-2